                  As filed with the SEC on April 30, 2001

                                                        Registration No. 2-80896
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]

                         Pre-Effective Amendment No.                         [_]

                                                                             [X]
                      Post-Effective Amendment No. 42

                                      and

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      [_]

                                                                             [X]
                             Amendment No. 45

                        (Check appropriate box or boxes)

                                 ------------
                        THE PRUDENTIAL SERIES FUND, INC.

                           (Exact Name of Registrant)

                                751 BROAD STREET
                         NEWARK, NEW JERSEY 07102-3777
                                 (800) 778-2255

         (Address and telephone number of principal executive offices)

                       Jonathan D. Shain, Secretary
                        The Prudential Series Fund, Inc.
                                751 Broad Street
                         Newark, New Jersey 07102-3777
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Christopher E. Palmer, Esq.
                                 Shea & Gardner
                        1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

   Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

                         [_] immediately upon filing pursuant to paragraph (b)

                         [X] on May 1, 2001 pursuant to paragraph (b)

                         [_] 60 days after filing pursuant to paragraph (a)(1)

                         [_] on (date) pursuant to paragraph (a)(1)

                         [_] 75 days after filing pursuant to paragraph (a)(2)

                         [_] on (date) pursuant to paragraph (a)(2) of Rule
                         485.

                         If appropriate, check the following box:

                         [_] this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment.

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

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                May 1, 2001

                        Conservative Balanced Portfolio
                           Diversified Bond Portfolio
                   Diversified Conservative Growth Portfolio
                                Equity Portfolio
                           Flexible Managed Portfolio
                                Global Portfolio
                          Government Income Portfolio
                           High Yield Bond Portfolio
                             Money Market Portfolio
                          Natural Resources Portfolio
                         Prudential Jennison Portfolio
                      Small Capitalization Stock Portfolio
                             Stock Index Portfolio
                             20/20 Focus Portfolio
                                Value Portfolio
                        Zero Coupon Bond Portfolio 2005
                SP Aggressive Growth Asset Allocation Portfolio
                       SP AIM Aggressive Growth Portfolio
                       SP AIM Growth And Income Portfolio
                     SP Alliance Large Cap Growth Portfolio
                        SP Alliance Technology Portfolio
                     SP Balanced Asset Allocation Portfolio
                   SP Conservative Asset Allocation Portfolio
                            SP Davis Value Portfolio
                   SP Deutsche International Equity Portfolio
                      SP Growth Asset Allocation Portfolio
                   SP INVESCO Small Company Growth Portfolio
                   SP Jennison International Growth Portfolio
                          SP Large Cap Value Portfolio
                     SP MFS Capital Opportunities Portfolio
                        SP MFS Mid-Cap Growth Portfolio
                         SP PIMCO High Yield Portfolio
                        SP PIMCO Total Return Portfolio
                  SP Prudential U.S. Emerging Growth Portfolio
                        SP Small/Mid-Cap Value Portfolio
                 SP Strategic Partners Focused Growth Portfolio

                  [LOGO OF PRUDENTIAL FINANCIAL APPEARS HERE]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
 15  Principal Risks
 18  Evaluating Performance
 35  HOW THE PORTFOLIOS INVEST
 35  Investment Objectives and Policies
 35  Conservative Balanced Portfolio
 36  Diversified Bond Portfolio
 37  Diversified Conservative Growth Portfolio
 39  Equity Portfolio
 40  Flexible Managed Portfolio
 41  Global Portfolio
 42  Government Income Portfolio
 42  High Yield Bond Portfolio
 43  Money Market Portfolio
 45  Natural Resources Portfolio
 46  Prudential Jennison Portfolio
 47  Small Capitalization Stock Portfolio
 47  Stock Index Portfolio
 48  20/20 Focus Portfolio
 49  Value Portfolio
 50  Zero Coupon Bond Portfolio 2005
 51  SP AIM Aggressive Growth Portfolio
 52  SP AIM Growth and Income Portfolio
 54  SP Alliance Large Cap Growth Portfolio
 55  SP Alliance Technology Portfolio
 56  SP Asset Allocation Portfolios
 57  SP Aggressive Growth Asset Allocation Portfolio
 58  SP Balanced Asset Allocation Portfolio
 59  SP Conservative Asset Allocation Portfolio
 60  SP Growth Asset Allocation Portfolio
 60  SP Davis Value Portfolio
 62  SP Deutsche International Equity Portfolio
 64  SP INVESCO Small Company Growth Portfolio
 65  SP Jennison International Growth Portfolio
 66  SP Large Cap Value Portfolio
 67  SP MFS Capital Opportunities Portfolio
 68  SP MFS Mid-Cap Growth Portfolio
 69  SP PIMCO High Yield Portfolio
 70  SP PIMCO Total Return Portfolio
 72  SP Prudential U.S. Emerging Growth Portfolio
 74  SP Small/Mid-Cap Value Portfolio
 75  SP Strategic Partners Focused Growth Portfolio

--------------------------------------------------------------------------------

 78  OTHER INVESTMENTS AND STRATEGIES
 78  ADRs
 78  Convertible Debt and Convertible Preferred Stock
 78  Derivatives
 78  Dollar Rolls
 78  Forward Foreign Currency Exchange Contracts
 78  Futures Contracts
 79  Interest Rate Swaps
 79  Joint Repurchase Account
 79  Loan Participations
 79  Mortgage-related Securities
 79  Options
 80  Real Estate Investment Trusts
 80  Repurchase Agreements
 80  Reverse Repurchase Agreements
 80  Short Sales
 80  Short Sales Against-the-Box
 80  When-Issued and Delayed Delivery Securities
 81  HOW THE FUND IS MANAGED
 81  Board of Directors
 81  Investment Adviser
 82  Investment Sub-Advisers
 84  Portfolio Managers
 99  HOW TO BUY AND SELL SHARES OF THE FUND
 100 Net Asset Value
 101 Distributor
 101 OTHER INFORMATION
 101 Federal Income Taxes
 101 European Monetary Union
 102 Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about each Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 15. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Conservative Balanced Portfolio

The Portfolio's investment objective is total investment return consistent with a conservatively managed diversified portfolio. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities, which are riskier than high-grade securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk
  .  management risk

Diversified Bond Portfolio

The Portfolio's investment objective is a high level of income over a longer term while providing reasonable safety of capital. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in high-grade debt obligations and high-quality money market investments. We may also purchase securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities which are riskier than high-grade securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  high yield risk
  .  interest rate risk
  .  market risk
  .  management risk

Diversified Conservative Growth Portfolio

The Portfolio's investment objective is to provide current income and a reasonable level of capital appreciation. To achieve our investment objective, we will invest in a diversified portfolio of debt and equity securities. Up to 35% of the Portfolio's total assets may be invested in high-yield/high-risk debt securities which are riskier than high-grade securities. The Portfolio may also invest in foreign securities including debt obligations of issuers in emerging markets. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  high yield risk
  .  interest rate risk
  .  market risk
  .  management risk

Equity Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  market risk
  .  management risk

Flexible Managed Portfolio

The Portfolio's investment objective is a high total return consistent with an aggressively managed diversified portfolio. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which are riskier than high-grade securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  high yield risk
  .  interest rate risk
  .  market risk
  .  management risk

Global Portfolio

The Portfolio's investment objective is long-term growth of capital. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  market risk
  .  management risk

Government Income Portfolio

The Portfolio's investment objective is a high level of income over the long term consistent with the preservation of capital. To achieve our objective, we invest primarily in U.S. government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. government. The Portfolio may also invest in mortgage-related securities, collateralized mortgage obligations and corporate debt securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  derivatives risk
  .  interest rate risk
  .  management risk
  .  market risk

 An investment in the Government Income Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


High Yield Bond Portfolio

The Portfolio's investment objective is a high total return. In pursuing our objective, we invest primarily in high-yield/high-risk debt securities. Such securities have speculative characteristics and are riskier than high-grade securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  high yield risk
  .  interest rate risk
  .  market risk
  .  management risk

Money Market Portfolio

The Portfolio's investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

  Principal Risks:
  .  credit risk
  .  interest rate risk
  .  management risk

 An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to maintain a net asset value of $10 per share, it is possible to lose money by investing in the Portfolio.


Natural Resources Portfolio

The Portfolio's investment objective is long-term growth of capital. To achieve this goal, we invest primarily in common stocks and convertible securities of natural resource companies and securities that are related to the market value of some natural resource. The Portfolio is non-diversified. As a non-diversified Portfolio, the Natural Resources Portfolio may hold larger positions in single issuers than a diversified Portfolio. As a result, the Portfolio's performance may be tied more closely to the success or failure of a smaller group of portfolio holdings. Up to 30% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  management risk
  .  market risk

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

Small Capitalization Stock Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of publicly-traded companies with small market capitalizations. We attempt to duplicate the price and yield performance of the Standard & Poor's Small Capitalization 600 Stock Index (the S&P SmallCap 600 Index). The market capitalization of the companies that make up the S&P SmallCap Index may change from time to time. As of February 28, 2001, the S&P SmallCap 600 stocks had market capitalizations of between $2.5 billion and $27 million.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks to duplicate the stocks and their weighting in the S&P SmallCap 600 Index. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  market risk

Stock Index Portfolio

The Portfolio's investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500 Composite Stock Price Index (S&P 500). The S&P 500 represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  market risk

20/20 Focus Portfolio

The Portfolio's investment objective is long-term growth of capital. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach, which means he or she will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he or she seeks companies that exhibit higher-than- average earnings growth. Up to 20% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

Value Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

Zero Coupon Bond Portfolio -- 2005

The Portfolio's investment objective is the highest predictable compound investment for a specific period of time, consistent with safety of invested capital. We seek to achieve this objective by investing primarily in debt obligations of the United States Treasury and corporations that have been issued without interest coupons or have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligations. On the Portfolio's liquidation date, the Portfolio will redeem all investments. Please refer to your Contract prospectus for information on your reallocation options and the Portfolio to which your investment will be transferred if you do not provide other instructions. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  interest rate risk
  .  management risk
  .  market risk

SP Aggressive Growth Asset Allocation Portfolio

The SP Aggressive Growth Asset Allocation Portfolio seeks capital appreciation by investing in large cap equity Portfolios, international Portfolios, and small/mid-cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The SP Aggressive Growth Asset Allocation Portfolio is composed of shares of the following Fund Portfolios:

  . a large capitalization equity component (approximately 40% of the Portfolio, invested in shares of the SP Davis Value Portfolio (20% of Portfolio), the SP Alliance Large Cap Growth Portfolio (10% of Portfolio), and the Prudential Jennison Portfolio (10% of Portfolio)); and

  . an international component (approximately 35% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (17.5% of Portfolio) and the SP Deutsche International Equity Portfolio (17.5% of Portfolio)); and

  . a small/mid-capitalization equity component (approximately 25% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (12.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (12.5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP Davis Value Portfolio (p. 9), SP Alliance Large Cap Growth Portfolio (p. 7), Prudential Jennison Portfolio (p. 4), SP Jennison International Growth Portfolio (p. 11), SP Deutsche International Equity Portfolio (p. 10), SP Small/Mid-Cap Value Portfolio (p. 14), SP Prudential U.S. Emerging Growth Portfolio (p. 14).

SP AIM Aggressive Growth Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. The Portfolio seeks to meet this objective by investing primarily in the common stocks of companies whose earnings the Portfolio's portfolio managers expect to grow more than 15% per year. On behalf of the Portfolio, AIM Capital Management, Inc. will invest in securities of small- and medium-sized growth companies, may also invest up to 25% of its total assets in foreign securities and may also invest up to 25% of its total assets in REITs. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  foreign investment risk
  .  liquidity risk
  .  management risk
  .  market risk

SP AIM Growth and Income Portfolio

The Portfolio's primary investment objective is growth of capital with a secondary objective of current income. The Portfolio seeks to meet these objectives by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. AIM Capital Management Inc. considers whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The Portfolio may also invest up to 20% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  foreign investment risk
  .  interest rate risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Alliance Large Cap Growth Portfolio

The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance Capital Management L.P. selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. "Alliance", "Alliance Capital" and their logos are registered marks of Alliance Capital Management L.P. ("Alliance"). While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  management risk
  .  market risk

SP Alliance Technology Portfolio

The Portfolio's objective is growth of capital. The Portfolio invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Portfolio may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Portfolio also may invest in debt securities and up to 25% of its total assets in foreign securities. Among the principal risks of investing in the Portfolio are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Portfolio invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk, and currency risk. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Alliance Capital Management, L.P.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk

  .  industry/sector risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Balanced Asset Allocation Portfolio

The SP Balanced Asset Allocation Portfolio seeks to provide a balance between current income and growth of capital by investing in fixed income Portfolios, large cap equity Portfolios, small/mid-cap equity Portfolios, and international equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The SP Balanced Asset Allocation Portfolio is composed of shares of the following Portfolios:

  . a fixed income component (approximately 40% of the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio (25% of Portfolio) and the SP PIMCO High Yield Portfolio (15% of Portfolio)), and

  . a large capitalization equity component (approximately 35% of the Portfolio, invested in shares of the SP Davis Value Portfolio (17.5% of Portfolio), the SP Alliance Large Cap Growth Portfolio (8.75% of Portfolio), and the Prudential Jennison Portfolio (8.75% of Portfolio)); and

  . a small/mid capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (7.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (7.5% of Portfolio)); and

  . an international component (approximately 10% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (5% of Portfolio) and the SP Deutsche International Equity Portfolio (5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP PIMCO Total Return Portfolio (p. 13), SP PIMCO High Yield Portfolio (p. 13), SP Davis Value Portfolio (p. 9), SP Alliance Large Cap Growth Portfolio (p. 7), Prudential Jennison Portfolio (p. 4), SP Small/Mid-Cap Value Portfolio (p. 14), SP Prudential U.S. Emerging Growth Portfolio (p. 14), SP Jennison International Growth Portfolio (p. 11), SP Deutsche International Equity Portfolio (p. 10).

SP Conservative Asset Allocation Portfolio

The SP Conservative Asset Allocation Portfolio seeks to provide current income with low to moderate capital appreciation by investing in fixed income Portfolios, large cap equity Portfolios, and small/mid-cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The SP Conservative Asset Allocation Portfolio is composed of shares of the following Portfolios:

  . a fixed income component (approximately 60% of the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio (40% of Portfolio) and the SP PIMCO High Yield Portfolio (20% of Portfolio)); and

  . a large capitalization equity component (approximately 30% of the Portfolio, invested in shares of the SP Davis Value Portfolio (15% of Portfolio), the SP Alliance Large Cap Growth Portfolio (7.5% of Portfolio), and the Prudential Jennison Portfolio (7.5% of Portfolio)); and

  . a small/mid capitalization equity component (approximately 10% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (5% of Portfolio)).

For more information on the following Portfolios see the pages indicated: SP PIMCO Total Return Portfolio (p. 13), SP PIMCO High Yield Portfolio (p. 13), SP Davis Value Portfolio (p. 9), SP Alliance Large Cap Growth Portfolio (p. 7), Prudential Jennison Portfolio (p. 4), SP Small/Mid-Cap Value Portfolio (p. 14), SP Prudential U.S. Emerging Growth Portfolio (p. 14).

SP Davis Value Portfolio

SP Davis Value Portfolio's investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

The portfolio managers use the investment philosophy of Davis Selected Advisers, L.P. to select common stocks of quality, overlooked growth companies at value prices and to hold them for the long-term. They look for companies with sustainable growth rates selling at modest price-earnings multiples that they hope will expand as other investors recognize the company's true worth. The portfolio managers believe that if you combine a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks. They consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk

  .  liquidity risk
  .  management risk
  .  market risk

SP Deutsche International Equity Portfolio

The Portfolio's investment objective is to invest for long-term capital appreciation. The Portfolio invests primarily in the stocks and other equity securities of companies in developed countries outside the United States. The Portfolio seeks to achieve its goal by investing primarily in companies in developed foreign countries. The companies are selected by an extensive tracking system plus the input of experts from various financial disciplines. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Deutsche Asset Management, Inc.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  management risk
  .  market risk

SP Growth Asset Allocation Portfolio

The SP Growth Asset Allocation Portfolio seeks to provide long-term growth of capital with consideration also given to current income, by investing in large-cap equity Portfolios, fixed income Portfolios, international equity Portfolios, and small/mid-cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The Growth Asset Allocation Portfolio is composed of shares of the following
Portfolios:

  . a large capitalization equity component (approximately 45% of the Portfolio, invested in shares of the SP Davis Value Portfolio (22.5% of Portfolio), the SP Alliance Large Cap Growth Portfolio (11.25% of Portfolio), and the Prudential Jennison Portfolio (11.25% of
     Portfolio)); and

  . a fixed income component (approximately 20% of the Portfolio, invested in shares of the SP PIMCO High Yield Portfolio (10% of Portfolio) and the SP PIMCO Total Return Portfolio (10% of Portfolio)); and

  . an international component (approximately 20% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (10% of Portfolio) and the SP Deutsche International Equity Portfolio (10% of Portfolio)); and

  . a small/mid capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (7.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (7.5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP Davis Value Portfolio (p. 9), SP Alliance Large Cap Growth Portfolio (p. 7), Prudential Jennison Portfolio (p. 4), SP PIMCO High Yield Portfolio (p. 13), SP PIMCO Total Return Portfolio (p. 13), SP Jennison International Growth Portfolio (p. 11), SP Deutsche International Equity Portfolio (p. 10), SP Small/Mid-Cap Value Portfolio (p. 14), SP Prudential U.S. Emerging Growth Portfolio (p. 14).

SP INVESCO Small Company Growth Portfolio

The Portfolio seeks long-term capital growth. Most holdings are in small-capitalization companies -- those with market capitalizations under $2 billion at the time of purchase.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies. On the other hand, large companies were once small companies themselves, and the growth opportunities of some small companies may be quite high. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by INVESCO Funds Group, Inc.

  Principal Risks:
  .  company risk

  .  counter party risk
  .  derivatives risk

  .  foreign investment risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

  .  portfolio turnover risk

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

SP Large Cap Value Portfolio

The Portfolio's investment objective is long-term growth of capital. The portfolio's investment strategy includes investing at least 65% of total assets in common stocks of companies with large market capitalizations (over $1 billion at the time of investment). The Portfolio focuses on investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks). The Portfolio invests in domestic and foreign issuers. The Portfolio uses both fundamental analysis of each issuer's financial condition, its industry position and market and economic conditions, and statistical models to evaluate an issuer's growth potential, valuation, liquidity and investment risk, to select investments. There is a risk that "value" investing may not perform as well as other strategies. An investment in this Portfolio, like any Portfolio, is not a deposit of a bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP MFS Capital Opportunities Portfolio

The Portfolio's investment objective is capital appreciation. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. The Portfolio focuses on companies which Massachusetts Financial Services Company (MFS) believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's portfolio manager and MFS's large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP MFS Mid-Cap Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. These securities typically are of medium market capitalizations, which Massachusetts Financial Services Company (MFS) believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS's large group of equity research analysts. The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP PIMCO High Yield Portfolio

The investment objective of the Portfolio is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by Pacific Investment Management Company (PIMCO) to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its assets in euro-denominated securities. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  high yield risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk
  .  mortgage risk

SP PIMCO Total Return Portfolio

The investment objective of the Portfolio is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on Pacific Investment Management Company's forecast for interest rates. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  management risk
  .  market risk
  .  mortgage risk

SP Prudential U.S. Emerging Growth Portfolio

The Portfolio's investment objective is long-term capital appreciation, which means that the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity securities of small and medium-sized U.S. companies that Jennison Associates LLC believes have the potential for above-average growth. The Portfolio also may use derivatives for hedging or to improve the Portfolio's returns. While the Portfolio makes every effort to achieve its objective, it can't guarantee success. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Small/Mid-Cap Value Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio's investment strategy includes normally investing at least 65% of total assets in common stocks of companies with small to medium market capitalizations (those with market capitalizations similar to companies in the Russell 2000 or the Russell Midcap(TM) Growth Index at the time of investment). The Portfolio focuses on investing in securities of companies that Fidelity Management & Research Company believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks). The Portfolio invests in domestic and foreign issuers. The Portfolio uses both fundamental analysis of each issuer's financial condition, its industry position and market and economic conditions, and statistical models to evaluate an issuer's growth potential, valuation, liquidity and investment risk, to select investments. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Strategic Partners Focused Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. This means the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Portfolio utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Portfolio's assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its assets in a small number of issuers. Investing in a nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified portfolio. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Jennison Associates LLC and Alliance Capital
Management L.P.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" --
 have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  High yield risk. Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio's ability to sell its high yield securities (liquidity risk).

  Industry/sector risk. Portfolios that invest in a single market sector or industry can accumulate larger positions in single issuers or an industry sector. As a result, the Portfolio's performance may be tied more directly to the success or failure of a smaller group of portfolio holdings.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

  Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

  Mortgage risk. A Portfolio that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

  Portfolio turnover risk. A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Conservative Balanced Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.


Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
19.07%  6.95%   12.20%  -0.97%  17.27%  12.63%  13.45%  11.74%  6.69%   -0.48%

BEST QUARTER:   7.6%(2nd quarter of 1997)
WORST QUARTER: -3.2%(3rd quarter of 1998)

* These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                              SINCE
                                            INCEPTION
                   1 YEAR  5 YEARS 10 YEARS (5/13/83)
                   ------  ------- -------- ---------
Class I shares     -0.48%    8.68%   9.66%     9.94%
S&P 500**          -9.10%   18.33%  17.44%    15.82%
Lipper Average***   2.25%   11.32%  11.71%    11.46%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source:
    Lipper, Inc.
*** The Lipper/Variable Insurance Products (VIP) Balanced Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Diversified Bond Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.


Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
16.44%  7.19%   10.13%  -3.23%  20.73%   4.40%   8.57%   7.15%  -0.74%   9.72%

BEST QUARTER:   7.3%(2nd quarter of 1995)
WORST QUARTER: -2.8%(1st quarter of 1994)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                     SINCE
                                                   INCEPTION
                          1 YEAR  5 YEARS 10 YEARS (5/13/83)
                          ------  ------- -------- ---------
Class I shares             9.72%   5.75%    7.83%    8.68%
Lehman Aggregate Index**  11.63%   6.46%    7.96%    9.44%
Lipper Average***          9.36%   5.73%    7.89%    8.35%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Lehman Aggregate Index (LAI) is comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any sales charges. These returns would be lower if they included the effect of sales charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Corporate Debt Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Diversified Conservative Growth Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I Shares)



2000
----
3.79%

BEST QUARTER:   2.51%(1st quarter of 2000)
WORST QUARTER: -0.83%(4th quarter of 2000)

  * These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                             SINCE
                           INCEPTION
                   1 YEAR  (5/3/99)
                   ------  ---------
Class I shares      3.79%    5.96%
S&P 500**          -9.10%    0.53%
Lipper Average***   5.28%    2.20%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.

 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99). Source:
    Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Income Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99). Source: Lipper, Inc.

Equity Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)


 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
26.01%  14.17%  21.87%   2.78%  31.29%  18.52%  24.66%   9.34%  12.49%   3.28%

BEST QUARTER:   19.1%(1st quarter of 1991)
WORST QUARTER: -14.8%(3rd quarter of 1998)


* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                             SINCE
                                           INCEPTION
                   1 YEAR 5 YEARS 10 YEARS (5/13/83)
                   ------ ------- -------- ---------
Class I shares      3.28% 13.42%   16.08%   14.28%
S&P 500**          -9.10% 18.33%   17.44%   15.82%
Lipper Average***  -9.22% 17.39%   17.52%   14.58%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Flexible Managed Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
25.43%  7.61%   15.58%  -3.16%  24.13%  13.64%  17.96%  10.24%  7.78%   -1.44%

BEST QUARTER:  10.89%(2nd quarter of 1997)
WORST QUARTER: -8.50%(3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                              SINCE
                                            INCEPTION
                   1 YEAR  5 YEARS 10 YEARS (5/13/83)
                   ------  ------- -------- ---------
Class I shares     -1.44%    9.44%  11.40%    11.00%
S&P 500**          -9.10%   18.33%  17.44%    15.96%
Lipper Average***   0.68%   11.91%  12.62%    11.61%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source:
    Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Flexible Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Global Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
11.39%  -3.42%  43.14%  -4.89%  15.88%  19.97%   6.98%  25.08%  48.27% -17.68%

BEST QUARTER:   31.05%(4th quarter of 1999)
WORST QUARTER: -14.21%(3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                          SINCE
                                                        INCEPTION
                               1 YEAR  5 YEARS 10 YEARS (9/19/88)
                              -------- ------- -------- ---------
Class I shares                -17.68%  14.35%   12.74%   11.31%
Morgan Stanley World Index**  -13.18%  12.12%   11.93%   10.30%
Lipper Average***              -9.93%  14.05%   12.00%   10.65%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Morgan Stanley World Index (MSWI) is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The "Since Inception" return reflects the closest calendar month-end return (9/30/88).
    Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Government Income Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
16.11%  5.85%   12.56%  -5.16%  19.48%   2.22%   9.67%   9.09%  -2.70%  12.78%

BEST QUARTER:   7.0%(3rd quarter of 1991)
WORST QUARTER: -3.9%(1st quarter of 1994)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                SINCE
                                              INCEPTION
                      1 YEAR 5 YEARS 10 YEARS (5/1/89)
                      ------ ------- -------- ---------
Class I shares        12.78%  6.06%   7.72%     8.16%
Lehman Govt. Index**  13.24%  6.49%   7.92%     8.46%
Lipper Average***     12.12%  5.81%   7.48%     7.99%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Lehman Government Index is a weighted index comprised of securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. the "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) General U.S. Government
    Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.

--------------------------------------------------------------------------------
High Yield Bond Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
38.99%  17.53%  19.27%  -2.72%  17.56%  11.39%  13.78%  -2.36%  4.61%   -7.91%

BEST QUARTER:  15.9%(1st quarter of 1991)
WORST QUARTER: -9.5%(3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                     SINCE
                                                   INCEPTION
                           1 YEAR 5 YEARS 10 YEARS (2/23/87)
                           ------ ------- -------- ---------
Class I shares             -7.91%  3.58%   10.27%    6.74%
Lehman High Yield Index**  -5.86%  4.28%   11.16%    8.05%
Lipper Average***          -7.03%  4.08%    9.84%    7.54%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Lehman High Yield Index is made up of over 700 noninvestment grade bonds. The index is an unmanaged index that includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The "Since Inception" return reflects the closest calendar month-end return (2/28/87).
    Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) High Current Yield Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Money Market Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not assure that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 6.16%  3.79%    2.95%   4.05%   5.80%   5.22%   5.41%   5.39%  4.97%    6.20%

BEST QUARTER: 1.73%(3rd quarter of 1991)
WORST QUARTER: .71%(2nd quarter of 1993)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                            SINCE
                                          INCEPTION
                  1 YEAR 5 YEARS 10 YEARS (5/13/83)
                  ------ ------- -------- ---------
Class I shares    6.20%   5.44%   4.99%     6.30%
Lipper Average**  5.99%   5.22%   4.75%     6.23%

--------------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

7-Day Yield* (as of 12/26/00)

  Money Market Portfolio       6.26%
  Average Money Market Fund**  5.89%

 * The Portfolio's yield is after deduction of expenses and does not include Contract charges.

** Source: iMoneyNet, Inc. As of 12/26/00, based on 328 funds in the iMoneyNet General Purpose Universe, First and Second Tier Money Market Fund.

--------------------------------------------------------------------------------
Natural Resources Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
10.30%  7.30%   25.15%  -4.30%  26.92%  30.88%  -11.59% -17.10%  45.99% 37.66%

BEST QUARTER:   24.94%(2nd quarter of 1999)
WORST QUARTER: -21.60%(4th quarter of 1997)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                              SINCE
                                            INCEPTION
                   1 YEAR  5 YEARS 10 YEARS (5/1/88)
                   ------- ------- -------- ---------
Class I shares     37.66%  14.03%   13.24%   12.94%
S&P 500**          -9.10%  18.33%   17.44%   16.53%
Lipper Average***  23.96%   6.00%    6.59%    1.32%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/88). Source:
     Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Natural Resources Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----
14.41%  31.71%  37.46%  41.76% -17.38%

BEST QUARTER:   29.5%(4th quarter of 1998)
WORST QUARTER: -16.9%(4th quarter of 2000)

* These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE
                                   INCEPTION
                   1 YEAR  5 YEARS (4/25/95)
                   ------- ------- ---------
Class I shares     -17.38%  19.46%   21.70%
S&P 500**           -9.10%  18.33%   20.11%
Lipper Average***   -9.22%  17.39%   19.07%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source:
     Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Small Capitalization Stock Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----
19.77%  25.17%  -0.76%  12.68%  12.81%

BEST QUARTER:   18.08%(4th quarter of 1998)
WORST QUARTER: -20.61%(3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                            SINCE
                                          INCEPTION
                          1 YEAR  5 YEARS (4/25/95)
                          ------  ------- ---------
Class I shares            12.81%  13.59%    15.49%
S&P SmallCap 600 Index**  11.18%  13.58%    15.78%
Lipper Average***          0.24%  14.22%    15.10%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The S&P SmallCap 600 Index is a capital-weighted index representing the aggregate market value of the common equity of 600 small company stocks.
    The S&P SmallCap 600 Index is an unmanaged index that includes the reinvestment of all dividends but does not reflect the payment of transaction costs and advisory fees associated with an investment in the portfolio. The "Since Inception" return reflects the closest month-end return (4/30/95). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Small Cap Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Stock Index Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

1990    1991    1992    1993    1994    1995
----    ----    ----    ----    ----    ----
-3.63%  29.72%  7.13%   9.66%   1.01%   37.06%
1996    1997    1998    1999     2000
----    ----    ----    ----     ----
22.57%  32.83%  28.42%  20.54%  -9.03%
BEST QUARTER:  21.44%(4th quarter of 1998)
WORST QUARTER: -9.98%( 3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                             SINCE
                                           INCEPTION
                   1 YEAR 5 YEARS 10 YEARS (10/19/87)
                   ------ ------- -------- ----------
Class I shares     -9.03%  18.05%  17.08%    16.56%
S&P 500**          -9.10%  18.33%  17.44%    15.88%
Lipper Average***  -9.32%  17.98%  17.06%    15.89%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
20/20 Focus Portfolio
--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.



   2000
   ----
  -5.41%

BEST QUARTER:  18.80%(4th quarter of 1999)
WORST QUARTER: -5.09%(3rd quarter of 1999)

  * These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                              SINCE
                            INCEPTION
                   ONE YEAR (5/3/99)
                   -------- ---------
Class I shares      -5.41%    7.37%
S&P 500**           -9.10%    0.53%
Lipper Average***   -9.22%    4.50%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.

 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99).
  Source: Lipper, Inc.

--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
27.50%  10.14%  22.28%   1.44%  21.70%  21.74%  36.61%  -2.38%  12.52%  15.59%

BEST QUARTER:   16.54%(2nd quarter of 1997)
WORST QUARTER: -18.14%(3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                              SINCE
                                            INCEPTION
                   1 YEAR  5 YEARS 10 YEARS (2/19/88)
                   ------  ------- -------- ---------
Class I shares     15.59%   16.12%  16.17%    14.77%
S&P 500**          -9.10%   18.33%  17.44%    16.12%
Lipper Average***   6.74%   15.08%  15.80%    13.89%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Zero Coupon Bond Portfolio -- 2005

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolios will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
21.16%  9.66%   21.94%  -9.61%  31.85%  -1.01%  11.18%  12.35%  -5.66%  13.76%

BEST QUARTER:  12.13%(2nd quarter of 1995)
WORST QUARTER: -7.55%(1st quarter of 1994)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Zero Coupon Bond Portfolio 2005 -- Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                                SINCE
                                              INCEPTION
                      1 YEAR 5 YEARS 10 YEARS (5/1/89)
                      ------ ------- -------- ---------
Class I shares        13.76%  5.82%    9.87%    9.67%
Lehman Govt. Index**  13.24%  6.49%    7.92%    8.46%
Lipper Average***     16.97%  6.08%   10.42%   10.62%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Lehman Government Index (LGI) is a weighted index made up of securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The LGI is an unmanaged index and includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Target Maturity Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Conservative Balanced Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek a total investment return consistent with a conservatively managed diversified portfolio.
--------------------------------------------------------------------------------
Balanced Portfolio
We invest in equity, debt and money market securities in order to achieve diversification. We seek to maintain a conservative blend of investments that will have strong performance in a down market and solid, but not necessarily outstanding, performance in up markets. This Portfolio may be appropriate for an investor looking for diversification with less risk than that of the Flexible Managed Portfolio, while recognizing that this reduces the chances of greater appreciation.

--------------------------------------------------------------------------------
To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

We will vary how much of the Portfolio's assets are invested in a particular type of security depending on how we think the different markets will perform. Under normal conditions, we will invest within the ranges shown below:

                 Asset Type                   Minimum Normal Maximum
                 ----------                   ------- ------ -------
                   Stocks                       15%    50%     75%
Debt obligations and money market securities    25%    50%     85%

The equity portion of the Portfolio is generally managed as an index fund, designed to mirror the holdings of the S&P 500 Composite Stock Price Index. For more information about the index and index investing, see Stock Index Portfolio on page 47.

Debt securities in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories. The portfolio also invests in high quality money market instruments.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. The Portfolio's investment in debt securities may include investments in mortgage-related securities.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of loan participations.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell exchange-traded fund shares; purchase and sell stock index, interest rate and foreign currency futures contracts and options on those contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the fixed-income portion of the Portfolio.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund and other affiliated funds in a joint repurchase account under an order obtained from the SEC.

We may also invest in reverse repurchase agreements and dollar rolls in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
Diversified Bond Portfolio

--------------------------------------------------------------------------------

Our investment objective is a high level of income over a longer term while providing reasonable safety of capital. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Our Strategy
In general, the value of debt obligations moves in the opposite direction as interest rates -- if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. We will adjust the mix of the Portfolio's short-term, intermediate and long term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when rates go up.

--------------------------------------------------------------------------------
Debt obligations, in general, are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which we can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Usually, at least 65% of the Portfolio's total assets will be invested in debt securities that are investment grade. This means major rating services, like Standard and Poor's Ratings Group (S&P) or Moody's Investor Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest up to 35% of the Portfolio's total assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in debt obligations issued or guaranteed by the U.S. government and government-related entities. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie
Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of the Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers whether or not such securities are denominated in the U.S. dollar.

The Portfolio may also invest in convertible debt and convertible and preferred stocks and non-convertible preferred stock of any rating. The Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of loan participations.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on debt securities; purchase and sell interest rate futures contracts and options on those contracts; invest in forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the Portfolio.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
Diversified Conservative Growth Portfolio

--------------------------------------------------------------------------------

Our investment objective is to provide current income and a reasonable level of capital appreciation. We seek to achieve this objective by investing in a diversified portfolio of debt and equity securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
Asset Allocation
This Portfolio is designed for investors who want investment professionals to make their asset allocation decisions for them and are seeking current income and low to moderate capital appreciation. We have contracted with four highly regarded sub-advisers who each will manage a portion of the Portfolio's assets. In this way, the Portfolio offers diversification not only of asset type, but also of investment style. Investors in this Portfolio should have both sufficient time and tolerance for risk to accept periodic declines in the value of their investment.

--------------------------------------------------------------------------------
Under normal market conditions, we invest approximately 60% of the Portfolio's total assets in debt securities of varying maturities with a dollar-weighted average portfolio maturity of between 4 and 15 years. (The maturity of a bond is the number of years until the principal is due and payable. Weighted average maturity is calculated by adding the maturities of all of the bonds in the Portfolio and dividing by the number of bonds on a dollar-weighted basis.)

The types of debt securities in which we can invest include U.S. government securities, corporate debt obligations, asset-backed securities, inflation-indexed bonds of governments and corporations and commercial paper. These debt securities will generally be investment grade. This means major rating services, like Standard and Poor's Ratings Group (S&P) or Moody's Investor Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories. We may also invest up to 35% of the Portfolio's total assets in lower rated securities that are riskier and considered speculative. At the time these high-yield or "junk bonds" are purchased they will have a minimum rating of B by Moody's, S&P or another major rating service. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Up to 25% of the Portfolio's total assets may be invested in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, supranational organizations, and foreign corporations or financial institutions. Up to 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging markets.

The Portfolio will normally invest approximately 40% of its total assets in equity and equity-related securities issued by U.S. and foreign companies. Up to 15% of the Portfolio's total assets may be invested in foreign equity securities, including those of companies in emerging markets. For these purposes, we do not consider American Depository Receipts (ADRs) as foreign securities.

Generally, the Portfolio's assets will be allocated as shown in the table below. However, we may rebalance the Portfolio's assets at any time or add or eliminate portfolio segments, in accordance with the Portfolio's investment objective and policies.

 Percent of
 Portfolio  Asset
 Assets     Class        Sub-Adviser                                                     Investment Style
 ---------- -----        -----------                                                     ----------------
 40%        Fixed income Pacific Investment Management Company                           Mostly high-quality debt
                                                                                         instruments
 20%        Fixed income Prudential Investment Management, Inc. (Prudential Investments) High-yield debt, including junk bonds and
                                                                                         emerging market debt
 15%        Equities     Jennison Associates LLC                                         Growth-oriented,
                                                                                         focusing on large-cap
                                                                                         stocks
 15%        Equities     Jennison Associates LLC                                         Value-oriented, focusing
                                                                                         on large-cap stocks
 5%         Equities     The Dreyfus Corporation                                         Value-oriented, focusing
                                                                                         on small-cap and mid-cap
                                                                                         stocks
 5%         Equities     Franklin Advisers, Inc.                                         Growth-oriented,
                                                                                         focusing on small-cap
                                                                                         and mid-cap stocks.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of loan participations.

We may also invest in debt securities of the U.S. Treasury and corporations that have been issued without interest coupons or that have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation (stripped securities).

In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, debt securities, financial indexes and U.S. government securities; engage in foreign currency exchange contracts and related options; purchase and write put and call options on foreign currencies; trade currency futures contracts and options on those contracts; purchase and sell futures on debt securities, U.S. government securities, financial indexes and interest rates and related options; and invest in delayed delivery and when-issued securities.

The Portfolio may also enter into short sales. No more than 5% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the Portfolio.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls.

--------------------------------------------------------------------------------
Equity Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is capital appreciation. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Blend Approach
In deciding which stocks to buy, our portfolio managers use a blend of investment styles. That is, we invest in stocks that may be undervalued given the company's earnings, assets, cash flow and dividends and also invest in companies experiencing some or all of the following: a price/earnings ratio lower than earnings per share growth, strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development, new product flow, and financial strength.

--------------------------------------------------------------------------------
To achieve our investment objective, we invest primarily in common stocks of major established corporations as well as smaller companies.

35% of the Portfolio's assets may be invested in short, intermediate or long-term debt obligations, including convertible and nonconvertible preferred stock and other equity-related securities. Up to 5% of these holdings may be rated below investment grade. These securities are considered speculative and are sometimes referred to as "junk bonds."

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Flexible Managed Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek a high total return consistent with an aggressively managed diversified portfolio.
--------------------------------------------------------------------------------
Balanced Portfolio
We invest in equity, debt and money market securities -- in order to achieve diversification in a single portfolio. We seek to maintain a more aggressive mix of investments than the Conservative Balanced Portfolio. This Portfolio may be appropriate for an investor looking for diversification who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

--------------------------------------------------------------------------------
To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

Generally, we will invest within the ranges shown below:

         Asset Type         Minimum Normal Maximum
         ----------         ------- ------ -------
           Stocks             25%    60%    100%
   Fixed income securities     0%    40%     75%
   Money market securities     0%     0%     75%

The equity portion of the Fund is generally managed under an "enhanced index style." Under this style, the portfolio managers utilize a quantitative approach in seeking to out-perform the S&P 500 index and to limit the possibility of significantly under-performing that index.

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade. However, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. The fixed income portion of the Portfolio may also include loan participations and mortgage-related securities.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the

Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in real estate investment trusts (REITs).

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell exchange-traded fund shares; purchase and sell stock index, interest rate and foreign currency futures contracts and options on those contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the fixed income portion of the Portfolio.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

We may also invest in reverse repurchase agreements and dollar rolls in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
Global Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is long-term growth of capital. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
Global Investing
This Portfolio is intended to provide investors with the opportunity to invest in companies located throughout the world. Although we are not required to invest in a minimum number of countries, we intend generally to invest in at least three countries, including the U.S. However, in response to market conditions, we can invest up to 35% of the Portfolio's total assets in any one country other than the U.S.
--------------------------------------------------------------------------------

When selecting stocks, we use a growth approach which means we look for companies that have above-average growth prospects. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Government Income Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is a high level of income over the longer term consistent with the preservation of capital. In pursuing our objective, we invest primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established, sponsored or guaranteed by the U.S. government, including mortgage-backed securities issued by government agencies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
U.S. Government Securities
U.S. government securities are considered among the most creditworthy of debt securities. Because they are generally considered less risky, their yields tend to be lower than the yields from corporate debt. Like all debt securities, the values of U.S. government securities will change as interest rates change.
--------------------------------------------------------------------------------

Normally, we will invest at least 65% of the Portfolio's net assets in U.S. government securities, which include Treasury securities, obligations issued or guaranteed by U.S. government agencies and instrumentalities and mortgage-related securities issued by U.S. government instrumentalities or non-governmental corporations.

The Portfolio may invest up to 35% of its net assets in money market instruments, foreign government securities (including those issued by supranational organizations) denominated in U.S. dollars, asset-backed securities rated at least single A by Moody's or S&P (or if unrated, of comparable quality in our judgment) and securities of issuers (including foreign governments and non-governmental foreign issuers) other than the U.S. government and related entities rated at least single A by Moody's or S&P (or if unrated, of comparable quality in our judgment.) The Portfolio may invest up to 15% of its net assets in zero coupon bonds.

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on debt securities; purchase and sell interest rate futures contracts and options on these futures contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the Portfolio.

The Portfolio may enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with reverse repurchase agreements and dollar rolls.

--------------------------------------------------------------------------------
High Yield Bond Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is a high total return. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
High Yield/High Risk
Lower rated and comparable unrated securities tend to offer better yields than higher rated securities with the same maturities because the issuer's financial condition may not have been as strong as that of higher rated issuers. Changes in the perception of the creditworthiness of the issuers of lower rated securities tend to occur more frequently and in a more pronounced manner than for issuers of higher rated securities.
--------------------------------------------------------------------------------

Normally, we will invest at least 80% of the Portfolio's total assets in medium to lower rated debt securities. These high-yield or "junk bonds" are riskier than higher rated bonds and are considered speculative.

The Portfolio may also invest up to 20% of its total assets in U.S. dollar denominated debt securities issued outside the U.S. by foreign and U.S. issuers.
The Portfolio may also acquire common and preferred stock, debt securities and convertible debt and preferred stock.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of loan participations.

Under normal circumstances, the Portfolio may invest in money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on debt securities; purchase and sell interest rate futures contracts and options on these futures contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the Portfolio.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with reverse repurchase agreements and dollar rolls.

--------------------------------------------------------------------------------
Money Market Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek the maximum current income that is consistent with stability of capital and maintenance of liquidity. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
Steady Net Asset Value
The net asset value for the Portfolio will ordinarily remain issued at $10 per share because dividends are declared and reinvested daily. The price of each share remains the same, but you will have more shares when dividends are declared.
--------------------------------------------------------------------------------

We invest in a diversified portfolio of short-term debt obligations by the U.S. government, its agencies and instrumentalities, as well as commercial paper, asset backed securities, funding agreements, certificates of deposit, floating and variable rate demand notes, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks, companies or foreign governments.

We make investments that meet the requirements of specific rules for money market mutual funds, such as Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Funding agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase debt securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may use up to 10% of its net assets in connection with reverse repurchase agreements.

 An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of an investment at $10 per share, it is possible to lose money by investing in the Portfolio.

--------------------------------------------------------------------------------
Natural Resources Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
Natural Resource Companies are companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal and oil, timberland, undeveloped real property and agricultural commodities.
--------------------------------------------------------------------------------

In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and convertible securities of natural resource companies and in securities which are related to the market value of some natural resource (asset-indexed securities).

We seek securities that are attractively priced as compared to the intrinsic value of the underlying natural resource or securities of companies in a position to benefit from current or expected economic conditions.

Depending on prevailing trends, we may shift the Portfolio's focus from one natural resource to another, however, we will not invest more than 25% of the Portfolio's total assets in a single natural resource industry.

The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. As a result, the Portfolio's performance may be more clearly tied to the success or failure of a smaller group of Portfolio holdings.

When acquiring asset-indexed securities, we usually will invest in obligations rated at least BBB by Moody's or Baa by S&P (or, if unrated, of comparable quality in our judgment). However, we may invest in asset-indexed securities rated as low as CC by Moody's or Ca by S&P or in unrated securities of comparable quality. These high-risk or "junk bonds" are considered speculative.

The Portfolio may also acquire asset-indexed securities issued in the form of commercial paper provided they are rated at least A-2 by S&P or P-2 by Moody's (or, if unrated, of comparable quality in our judgment).

The Portfolio may invest up to 35% of its total assets in securities that are not asset-indexed or natural resource related. These holdings may include common stocks, convertible stock, debt securities and money market instruments. When acquiring debt securities, we usually will invest in obligations rated A or better by S&P or Moody's (or, if unrated, of comparable quality in our judgment). However, we may invest in debt securities rated as low as CC by Moody's or Ca by S&P or in unrated securities of comparable quality.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

Up to 30% of the Portfolio's total assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
Investment Strategy
We seek to invest in equity securities of established companies with above-average growth prospects. We select stocks on a company-by-company basis using fundamental analysis. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
--------------------------------------------------------------------------------

In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, we may invest in common stocks, preferred stocks and other equity-related securities of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

-------------------------------------------------------------------------------
Small Capitalization Stock Portfolio
-------------------------------------------------------------------------------

The investment objective of this Portfolio is long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

-------------------------------------------------------------------------------
S&P SmallCap index

We attempt to duplicate the performance of the Standard & Poor's Small Capitalization 600 Stock Index (S&P SmallCap 600 Index), a market-weighted index which consists of 600 smaller capitalization U.S. stocks. The market capitalization of the companies that make up the S&P SmallCap 600 Index may change from time to time--as of February 28, 2001, the S&P SmallCap stocks had market capitalizations of between $27 million and $2.5 billion. They are selected for market size, liquidity and industry group. The S&P SmallCap 600 Index has above-average risk and may fluctuate more than the S&P 500.
-------------------------------------------------------------------------------

To achieve this objective, we attempt to duplicate the performance of the S&P SmallCap 600 Index. Normally we do this by investing in all or a representative sample of the stocks in the S&P SmallCap 600 Index. Thus, the Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks.

The Portfolio may also hold cash or cash equivalents, in which case its performance will differ from the Index's.

We attempt to minimize these differences by using stock index futures contracts, options on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell options on equity securities and stock indexes; purchase and sell stock index futures contracts and options on those futures contracts; purchase and sell exchange-traded fund shares; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales and short sales against-the-box. No more than 5% of the Portfolio's total assets may be used as collateral or segregated for purposes of securing a short sale obligation.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

 A stock's inclusion in the S&P SmallCap 600 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the Portfolio. "Standard & Poor's," "Standard & Poor's Small Capitalization Stock Index" and "Standard & Poor's SmallCap 600" are trademarks of McGraw Hill.

-------------------------------------------------------------------------------
Stock Index Portfolio
-------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve investment results that generally correspond to the performance of publicly-traded common stocks. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Composite Stock Price Index (S&P 500 Index). While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
-------------------------------------------------------------------------------
S&P 500 Index
We attempt to duplicate the performance of the S&P 500 Index, a market-weighted index which represents more than 70% of the market value of all publicly-traded common stocks.
-------------------------------------------------------------------------------
Under normal conditions, we attempt to invest in all 500 stocks represented in the S&P 500 Index in proportion to their weighting in the S&P 500 Index. We will attempt to remain as fully invested in the S&P 500 Index stocks as possible in light of cash flow into and out of the Portfolio.

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality money market instruments. To the extent we do so, the Portfolio's performance will differ from that of the S&P 500 Index. We attempt to minimize differences in the performance of the Portfolio and the S&P 500 Index by using stock index futures contracts, options on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell options on stock indexes; purchase and sell stock futures contracts and options on those futures contracts; and purchase and sell exchange-traded fund shares.

The Portfolio may also enter into short sales and short sales against-the-box. No more than 5% of the Portfolio's total assets may be used as collateral or segregated for purposes of securing a short sale obligation.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

 A stock's inclusion in the S&P 500 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the portfolio. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill.


--------------------------------------------------------------------------------
20/20 Focus Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Value & Growth Approaches
Our strategy is to combine the efforts of two outstanding portfolio managers, each with a different investment style, and to invest in only the favorite stock picks of each manager. One manager will invest using a value approach, which means he will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a growth approach, which means he seeks companies that exhibit higher-than-average earnings growth.
--------------------------------------------------------------------------------
To achieve this objective, the Portfolio will invest primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers as having strong capital appreciation potential. Each portfolio manager will manage his own portion of the Portfolio's assets, which will usually include a maximum of 20 securities. Because the Portfolio will be investing in 40 or fewer securities, an investment in this Portfolio may be riskier than an investment in a more widely diversified fund. We intend to be fully invested, under normal market conditions, but may accumulate cash and other short-term investments in such amounts and for such temporary periods of time as market conditions dictate.

Normally, the Portfolio will invest at least 80% of its total assets in common stocks and equity-related securities such as preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. We may also invest in warrants and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in cash, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and derivatives. Up to 20% of the Portfolio's total assets may be invested in foreign securities. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

The Portfolio may also invest in Real Estate Investment Trusts (REITs).

Under normal circumstances we may invest up to 25% to the Portfolio's total assets in high quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market; purchase and sell futures contracts on stock indexes and foreign currencies and options on those contracts; and purchase or sell securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. We may also use up to 25% of the Portfolio's net assets for short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek capital appreciation.
This means we focus on stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Contrarian Approach
To achieve our value investment strategy, we generally take a strong contrarian approach to investing. In other words, we usually buy stocks that are out of favor and that many other investors are selling, and we attempt to invest in companies and industries before other investors recognize their true value. Using these guidelines, we focus on long-term performance, not short-term gain.

--------------------------------------------------------------------------------
We will normally invest at least 65% of the Portfolio's total assets in equity and equity-related securities. We buy common stock of companies of every size -- small, medium and large capitalization. When deciding which stocks to buy, we look at a company's earnings, balance sheet and cash flow and then at how these factors impact the stock's price and return. We also buy equity-related securities -- like bonds, corporate notes and preferred stock -- that can be converted into a company's common stock or other equity security.

Up to 35% of the Portfolio's total assets may be invested in other debt obligations including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Zero Coupon Bond Portfolio -- 2005
--------------------------------------------------------------------------------

The investment objective of this portfolio is the highest predictable compound investment for a specific period of time, consistent with the safety of invested capital. We seek to achieve this objective by investing primarily in debt securities of the U.S. Treasury and corporations that have been issued without interest coupons or that have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation (stripped securities). On the liquidation date all of the securities held by the Portfolio will be sold and all outstanding shares of the Portfolio will be redeemed. Please refer to your variable contract prospectus for information on your reallocation options and the Portfolio to which your investment will be transferred if you do not provide other instructions. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Active Management
The Portfolio seeks a higher yield than would be realized by just holding the Portfolio's initial investments. We actively manage the Portfolio to take advantage of trading opportunities that may arise from supply and demand dynamics or perceived differences in the quality or liquidity of securities.

Of course, by pursuing this strategy, the Portfolio has the risk that it will not realize the yield of its initial investments.
--------------------------------------------------------------------------------
In pursuing its objective, the Portfolio invests only in debt securities that do not involve substantial risk of loss of capital through default and that can be readily sold. Although these securities are not high-risk, their value does vary because of changes in interest rates.

In order to lessen the impact of interest rate changes, we will keep the duration of the Portfolio within one year of the Portfolio's liquidation date. (Duration is a measure of a "length" of a bond, or in this case, a portfolio of bonds. It is a mathematical calculation that takes into account the maturities of the bonds, coupon rates and prevailing interest rates.)

Generally, we try to invest at least 70% of the Portfolio's total assets in stripped securities that are obligations of the U.S. government and which mature within two years of the Portfolio's liquidation date. Up to 30% of the Portfolio's total assets may be invested in either stripped securities of corporations or interest bearing corporate debt securities rated no lower than Baa by a major rating service (or, if unrated, of comparable quality in our judgment).

Under normal conditions, no more than 20% of a Portfolio's total assets may be invested in interest-bearing securities. However, as the liquidation date of the Portfolio draws near, we may invest more than 20% in interest bearing securities as a defensive measure.

Under normal circumstances, the Portfolio may invest in money market instruments for cash management purposes. As the Portfolio's liquidation date nears, we may increase our investment in money market instruments. In addition, in response to adverse market conditions, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

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SP AIM Aggressive Growth Portfolio
--------------------------------------------------------------------------------

The Portfolio's investment objective is to achieve long-term growth of capital. The Portfolio seeks to meet this objective by investing principally in securities of companies whose earnings the portfolio managers expect to grow more than 15% per year. This investment objective is non-fundamental, meaning that we can change the objective without seeking a vote of contractholders. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Aggressive Growth Stock Investing

The Portfolio invests primarily in the common stock of small and medium-sized companies that are anticipated to have excellent prospects for long-term growth of earnings.
--------------------------------------------------------------------------------
The Portfolio will invest in small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The Portfolio may also invest up to 25% of its total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. The Portfolio may borrow for emergency or temporary purposes. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures, and may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. The Portfolio may invest up to 25% of its total assets in Real Estate Investment Trusts (REITs), and the Portfolio may invest in the securities of other investment companies to the extent otherwise permissible under the Investment Company Act of 1940, and the rules, regulations and orders promulgated thereunder. The Portfolio also may invest in preferred stock, convertible debt, convertible preferred stock, forward foreign currency exchange contracts, restricted securities, repurchase agreements, reverse repurchase agreements and dollar rolls, warrants, when-issued and delayed delivery securities, options on stock and debt securities, options on stock indexes, options on foreign currencies, and may loan portfolio securities. The Portfolio may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depository Receipts, World Equity Benchmark Series, NASDAQ 100 tracking shares, Dow Jones Industrial Average Instruments and Optimised Portfolios as Listed Securities. Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. The Portfolio may invest in U.S. Government securities and may make short sales against-the-box (no more than 10% of the Portfolio's total assets may be deposited or pledged as collateral for short sales at any one time).

The Portfolio is managed by AIM Capital Management, Inc.

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SP AIM Growth And Income Portfolio
--------------------------------------------------------------------------------

The Portfolio's investment objective is growth of capital with a secondary objective of current income. This investment objective is non-fundamental, meaning that we can change the objective without seeking a vote of contractholders. The Portfolio seeks to meet this objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Growth And Income Investing
This Portfolio invests in a wide variety of equity securities and debt securities in an effort to achieve both capital appreciation as well as current income.
--------------------------------------------------------------------------------
The Portfolio may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances
(indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes).

The Portfolio may also invest in convertible securities whose values will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and price that is unfavorable to the Portfolio.

The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Portfolio may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, the Portfolio will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.

The Portfolio may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.

To the extent consistent with its investment objective and policies, the Portfolio may invest in equity and/or debt securities issued by Real Estate Investment Trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Portfolio. To the extent that the Portfolio has the ability to invest in REITs, it could conceivably own real estate directly as a result of a default on the securities it owns. The Portfolio, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

The Portfolio may hold up to 20% of its assets in foreign securities. Such investments may include American Depository Receipts (ADRs), European Depository Receipts (EDRs) and other securities representing underlying securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

The Portfolio has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Portfolio may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency.

For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets.

The Portfolio may invest in reverse repurchase agreements with banks. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

The Portfolio may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC.

The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures, and may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. The Portfolio may invest in the securities of other investment companies to the extent otherwise permissible under the Investment Company Act of 1940, and the rules, regulations and orders promulgated thereunder. The Portfolio also may invest in preferred stock, convertible debt, convertible preferred stock, forward foreign currency exchange contracts, restricted securities, repurchase agreements, reverse repurchase agreements and dollar rolls, warrants, when-issued and delayed delivery securities, options on stock and debt securities, options on stock indexes, options on foreign currencies, and may loan portfolio securities. The Portfolio may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depository Receipts, World Equity Benchmark Series, NASDAQ 100 tracking shares, Dow Jones Industrial Average Instruments and Optimised Portfolios as Listed Securities. Investments in equity-linked derivatives involve the same risk associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. This Portfolio may invest in U.S. Government securities, and short sales "against-the-box" (no more than 10% of the Portfolio's total assets may be deposited or pledged as collateral for short sales at any one time).

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. The Portfolio may borrow for emergency or temporary purposes. As a result, the Portfolio may not achieve its investment objective.

The Portfolio is managed by AIM Capital Management, Inc.

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SP Alliance Large Cap Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is growth of capital by pursuing aggressive investment policies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Large Cap Growth

The Portfolio usually invests in about 40-60 companies, with the 25 most highly regarded of these companies generally constituting approximately 70% of the Portfolio's net assets. Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets.
--------------------------------------------------------------------------------

During market declines, while adding to positions in favored stocks, the Portfolio becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully-valued positions, the Portfolio becomes somewhat more conservative, gradually increasing the number of companies represented in the portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Portfolio also may invest up to 20% of its net assets in convertible debt and convertible preferred stock and up to 15% of its total assets in equity securities of non-U.S. companies.

The Portfolio will invest in special situations from time to time. A special situation arises when, in the opinion of Alliance, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among other, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Among the principal risks of investing in the Portfolio is market risk. Because the Portfolio invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value.

The Portfolio seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Portfolio normally invests at least 85% of its total assets in the equity securities of U.S. companies. The Portfolio is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Portfolio is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Portfolio emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Portfolio, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes.

Alliance expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Portfolio also may:

  .  invest up to 15% of its total assets in foreign securities;

  . purchase and sell exchange-traded index options and stock index futures contracts;

  . write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

  .  make short sales "against-the-box" of up to 15% of its net assets; and

  .  invest up to 10% of its total assets in illiquid securities.

The Portfolio may invest in a wide variety of equity securities including large cap stocks, convertible and preferred securities, warrants and rights. The Portfolio may also invest in foreign securities, including foreign equity securities, and other securities that represent interests in foreign equity securities, such as European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). The Portfolio may invest in American Depository Receipts
(ADRs), which are not subject to the 15% limitation on foreign securities. The Portfolio may also invest in derivatives and in short term investments, including money market securities, short term U.S. government obligations, repurchase agreements, commercial paper, banker's acceptances and certificates of deposit.

In response to adverse market conditions or when restructuring the Portfolio, Alliance may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Alliance Capital Management, L.P.

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SP Alliance Technology Portfolio
--------------------------------------------------------------------------------

The Portfolio emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Technology Focus
This Portfolio normally invests at least 80% of its assets in technology.
--------------------------------------------------------------------------------
The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Portfolio will normally have at least 80% of its assets invested in the securities of these companies.

The Portfolio normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Portfolio will invest in listed and unlisted securities, in U.S. securities, and up to 25% of its total assets in foreign securities. The Portfolio may seek income by writing listed call options.

The Portfolio's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Portfolio also may:

  . write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

  .  invest up to 10% of its total assets in warrants;

  .  invest up to 15% of its net assets in illiquid securities; and

  .  make loans of portfolio securities of up to 30% of its total assets.

Because the Portfolio invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Portfolio's net asset value. In addition, the Portfolio's investments in technology stocks, especially those of small, less-seasoned companies, tend to be more volatile than the overall market. The Portfolio's investments in debt and foreign securities have credit risk and foreign risk.

In response to adverse market conditions or when restructuring the Portfolio, Alliance may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Alliance Capital Management, L.P.

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SP Asset Allocation Portfolios
--------------------------------------------------------------------------------

There are four Asset Allocation Portfolios, entitled SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. The investment objective of each of the Portfolios is to obtain the highest potential total return consistent with the specified level of risk tolerance. The definition of risk tolerance level is not a fundamental policy and, therefore, can be changed by the Board at any time. While each Portfolio will try to achieve its objective, we can't guarantee success and it is possible that you could lose money. The Asset Allocation Portfolios are designed for:

  . the investor who wants to maximize total return potential, but lacks the time, or expertise to do so effectively;

  . the investor who does not want to watch the financial markets in order to make periodic exchanges among portfolios; and

  . the investor who wants to take advantage of the risk management features of an asset allocation program.

The investor chooses an Asset Allocation Portfolio by determining which risk tolerance level most closely corresponds to the investor's individual planning needs, objectives and comfort.

Each Asset Allocation Portfolio invests its assets in shares of other Portfolios according to the target percentages indicated in the Portfolio descriptions below. Periodically, we will rebalance each Asset Allocation Portfolio to bring the Portfolio's holdings in line with those target percentages. The manager expects that the rebalancing will occur on a monthly basis, although the rebalancing may occur less frequently. In addition, the manager will review the target percentages annually. Based on its evaluation the target percentages may be adjusted. Such adjustments will be reflected in the annual update to this prospectus. With respect to each of the four Asset Allocation Portfolios, Prudential Investments Fund Management LLC reserves the right to alter the percentage allocations indicated below and/or the other Fund Portfolios in which the Asset Allocation Portfolio invests if market conditions warrant. Although we will make every effort to meet each Asset Allocation Portfolio's investment objective, we can't guarantee success.

Each Asset Allocation Portfolio is managed by Prudential Investments Fund Management LLC.

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SP Aggressive Growth Asset Allocation Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
An Asset Allocation Portfolio Investing Fully in Equity Portfolios
This Portfolio aggressively seeks capital appreciation by investing in large cap equity Portfolios, international Portfolios, and small/mid-cap equity Portfolios.
--------------------------------------------------------------------------------
The SP Aggressive Growth Asset Allocation Portfolio is composed of shares of the following Fund Portfolios:

  . a large capitalization equity component (approximately 40% of the Portfolio, invested in shares of the SP Davis Value Portfolio (20% of Portfolio), the SP Alliance Large Cap Growth Portfolio (10% of Portfolio), and the Prudential Jennison Portfolio (10% of Portfolio)); and

  . an international component (approximately 35% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (17.5% of Portfolio) and the SP Deutsche International Equity Portfolio (17.5% of Portfolio)); and

  . a small/mid capitalization equity component (approximately 25% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (12.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (12.5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP Davis Value Portfolio (p. 60), SP Alliance Large Cap Growth Portfolio (p. 54), Prudential Jennison Portfolio (p. 46), SP Jennison International Growth Portfolio (p. 65), SP Deutsche International Equity Portfolio (p. 62), SP Small/Mid-Cap Value Portfolio (p. 74), SP Prudential U.S. Emerging Growth Portfolio (p. 72).

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SP Balanced Asset Allocation Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A Balance Between Current Income And Capital Appreciation
This Portfolio seeks to balance current income and growth of capital by investing in fixed income Portfolios, large cap equity Portfolios, small/mid-cap equity Portfolios, and international equity Portfolios.
--------------------------------------------------------------------------------
The SP Balanced Asset Allocation Portfolio is composed of shares of the following Portfolios:

  . a fixed income component (approximately 40% of the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio (25% of Portfolio) and the SP PIMCO High Yield Portfolio (15% of Portfolio)); and

  . a large capitalization equity component (approximately 35% of the Portfolio, invested in shares of the SP Davis Value Portfolio (17.5% of Portfolio), the SP Alliance Large Cap Growth Portfolio (8.75% of Portfolio, and the Prudential Jennison Portfolio (8.75% of Portfolio)); and

  . a small/mid capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (7.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (7.5% of Portfolio)); and

  . an international component (approximately 10% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (5% of Portfolio) and the SP Deutsche International Equity Portfolio (5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP PIMCO Total Return Portfolio (p. 70), SP PIMCO High Yield Portfolio (p. 69), SP Davis Value Portfolio (p. 60), SP Alliance Large Cap Growth Portfolio (p. 54), Prudential Jennison Portfolio (p. 46), SP Small/Mid-Cap Value Portfolio (p.
74), SP Prudential U.S. Emerging Growth Portfolio (p. 72), SP Jennison International Growth Portfolio (p. 65), SP Deutsche International Equity Portfolio (p. 62).

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SP Conservative Asset Allocation Portfolio
--------------------------------------------------------------------------------
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An Asset Allocation Portfolio Investing Primarily In Fixed Income Funds
This Portfolio is invested in fixed income, large cap equity, and small/mid-cap equity Portfolios.
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The SP Conservative Asset Allocation Portfolio is composed of shares of the following Portfolios:

  . a fixed income component (approximately 60% of the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio (40% of Portfolio) and the SP PIMCO High Yield Portfolio (20% of Portfolio)); and

  . a large capitalization equity component (approximately 30% of the Portfolio, invested in shares of the SP Davis Value Portfolio (15% of Portfolio), the SP Alliance Large Cap Growth Portfolio (7.5% of Portfolio), and the Prudential Jennison Portfolio (7.5% of Portfolio)); and

  . a small/mid capitalization equity component (approximately 10% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP PIMCO Total Return Portfolio (p. 70), SP PIMCO High Yield Portfolio (p. 69), SP Davis Value Portfolio (p. 60), SP Alliance Large Cap Growth Portfolio (p. 54), Prudential Jennison Portfolio (p. 46), SP Small/Mid-Cap Value Portfolio (p.
74), SP Prudential U.S. Emerging Growth Portfolio (p. 72).

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SP Growth Asset Allocation Portfolio
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An Asset Allocation Portfolio Investing Primarily In Equity Portfolios
This Portfolio seeks to provide long-term growth of capital with consideration also given to current income.
--------------------------------------------------------------------------------

The Growth Asset Allocation Portfolio is composed of shares of the following
Portfolios:

  . a large capitalization equity component (approximately 45% of the Portfolio, invested in shares of the SP Davis Value Portfolio (22.5% of Portfolio), the SP Alliance Large Cap Growth Portfolio (11.25% of Portfolio), and the Prudential Jennison Portfolio (11.25% of
     Portfolio)); and

  . a fixed income component (approximately 20% of the Portfolio, invested in shares of the SP PIMCO High Yield Portfolio (10% of Portfolio) and the SP PIMCO Total Return Portfolio (10% of Portfolio)); and

  . an international component (approximately 20% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio (10% of Portfolio) and the SP Deutsche International Equity Portfolio (10% of Portfolio)); and

  . a small/mid-capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid-Cap Value Portfolio (7.5% of Portfolio) and the SP Prudential U.S. Emerging Growth Portfolio (7.5% of Portfolio)).

For more information on the following Portfolios, see the pages indicated: SP Davis Value Portfolio (p. 60), SP Alliance Large Cap Growth Portfolio (p. 54), Prudential Jennison Portfolio (p. 46), SP PIMCO High Yield Portfolio (p. 69), SP PIMCO Total Return Portfolio (p. 69), SP Jennison International Growth Portfolio (p. 65), SP Deutsche International Equity Portfolio (p. 62), SP Small/Mid-Cap Value Portfolio (p. 74), SP Prudential U.S. Emerging Growth Portfolio (p. 72).

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SP Davis Value Portfolio
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SP Davis Value Portfolio's investment objective is growth of capital. In keeping with the Davis investment philosophy, the portfolio managers select common stocks that offer the potential for capital growth over the long-term. While we will try to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
The Davis Back-to-Basics Approach
Under the Davis philosophy, Davis seeks to identify companies possessing ten basic characteristics, which Davis believes will foster sustainable long-term growth.
--------------------------------------------------------------------------------
The Portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion, but it may also invest in foreign companies and U.S. companies with smaller capitalizations.

COMMON STOCKS

What They Are. Common stock represents ownership of a company.

How They Pick Them. The Davis investment philosophy stresses a back-to-basics approach: they use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis

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

Selected Advisers has developed a list of ten characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, Davis searches for those possessing several of the characteristics that are listed below.

Why They Buy Them. SP Davis Value Portfolio buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Portfolio may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Portfolio the potential for economic diversification.

WHAT DAVIS LOOKS FOR IN A COMPANY

 1. First-Class Management. The Davis investment philosophy believes that great companies are created by great managers. In visiting companies, they look for managers with a record of doing what they say they are going to do.

 2. Management Ownership. Just as they invest heavily in their own portfolios, they look for companies where individual managers own a significant stake.

 3. Strong Returns on Capital. They want companies that invest their capital wisely and reap superior returns on those investments.

 4. Lean Expense Structure. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.

 5. Dominant or Growing Market Share in a Growing Market. A company that is increasing its share of a growing market has the best of both worlds.

 6. Proven Record as an Acquirer. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

 7. Strong Balance Sheet. Strong finances give a company staying power to weather difficult economic cycles.

 8. Competitive Products or Services. Davis invests in companies with products that are not vulnerable to obsolescence.

 9. Successful International Operations. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

10. Innovation. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

Other Securities and Investment Strategies

The Portfolio invests primarily in the common stock of large capitalization domestic companies. There are other securities in which the Portfolio may invest, and investment strategies which the Portfolio may employ, but they are not principal investment strategies.

The Portfolio uses short-term investments to maintain flexibility while evaluating long-term opportunities. The Portfolio also may use short-term investments for temporary defensive purposes; in the event the portfolio managers anticipate a decline in the market values of common stock of large capitalization domestic companies, they may reduce the risk by investing in short-term securities until market conditions improve. Unlike common stocks, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the Portfolio's investment objective.

The Portfolio is managed by Davis Selected Advisers, L.P.

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SP Deutsche International Equity Portfolio
--------------------------------------------------------------------------------

The Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 65% of its total assets in the stocks and other securities with equity characteristics of companies in developed countries outside the United States. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
International Equities From Developed Countries
The Portfolio invests primarily in the stocks of companies located in developed foreign countries that make up the MSCI EAFE Index, plus Canada. The Portfolio also may invest in emerging markets securities.
--------------------------------------------------------------------------------
The Portfolio invests for capital appreciation, not income; any dividend or interest income is incidental to the pursuit of that goal.

The Portfolio invests for the long term. The Portfolio employs a strategy of growth at a reasonable price. The Portfolio seeks to identify companies outside the United States that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their global peers. In evaluating stocks, the Portfolio considers factors such as sales, earnings, cash flow and enterprise value. Enterprise value is a company's market capitalization plus the value of its net debt. The Portfolio further considers the relationship between these and other quantitative factors. Together, these indicators of growth and value may identify companies with improving prospects before the market in general has taken notice.

Principal Investments

Almost all the companies in which the Portfolio invests are based in the developed foreign countries that make up the MSCI EAFE Index, plus Canada. The Portfolio may also invest a portion of its assets in companies based in the emerging markets of Latin America, the Middle East, Europe, Asia and Africa if it believes that its return potential more than compensates for the extra risks associated with these markets. Under normal market conditions investment in emerging markets is not considered to be a central element of the Portfolio's strategy. Typically, the Portfolio will not hold more than 15% of its net assets in emerging markets. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including convertible securities, warrants, foreign securities, options (on stock, debt, stock indices, foreign currencies, and futures), futures contracts, forward foreign currency exchange contracts, interest rate swaps, loan participations, reverse repurchase agreements, dollar rolls, when-issued and delayed delivery securities, short sales, and illiquid securities. We explain each of these instruments in detail in the Statement of Additional Information.

Investment Process

Company research lies at the heart of Deutsche's investment process, as it does with many stock mutual fund portfolios. Several thousand companies are tracked to arrive at the approximately 100 stocks the Portfolio normally holds. But the process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of the investment process.

Temporary Defensive Position. The Portfolio may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Portfolio may invest up to 100% of its assets in U.S. or foreign government money market investments, or other short-term bonds that offer comparable safety, if the situation warranted. To the extent the Portfolio might adopt such a position over the course of its duration, the Portfolio may not meet its goal of long-term capital appreciation.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, Deutsche monitors each of the stocks in the Portfolio according to three basic quantitative criteria. They subject a stock to intensive review if:

  . its rate of price appreciation begins to trail that of its national stock index;

  . the financial analysts who follow the stock, both within Deutsche and outside, cut their estimates of the stock's future earnings; or

  . the stock's price approaches the downside target set when they first bought the stock (and may since have modified to reflect changes in market and economic conditions).

In this review, Deutsche seeks to learn if the deteriorating performance accurately reflects deteriorating prospects or if it merely reflects investor overreaction to temporary circumstances.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons including:

  . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Portfolio invests, Deutsche analyzes countries and regions to try to anticipate these risks.

  . Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the "numbers" themselves sometimes mean different things, Deutsche devotes much of its research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

  . Liquidity Risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

  . Regulatory Risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

In an effort to reduce these foreign stock market risks, the Portfolio diversifies its investments, just as you may spread your investments among a range of securities so that a setback in one does not overwhelm your entire strategy. In this way, a reversal in one market or stock need not undermine the pursuit of long-term capital appreciation.

Currency Risk. The Portfolio invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities. Deutsche seeks to minimize this risk by actively managing the currency exposure of the Portfolio.

Emerging Market Risk. To the extent that the Portfolio does invest in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. For all these reasons, the Portfolio carefully limits and balances its commitment to these markets.

Secondary Risks

Small Company Risk. Although the Portfolio generally invests in the shares of large, well-established companies, it may occasionally take advantage of exceptional opportunities presented by small companies. Such opportunities pose unique risks. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity in small company investing -- can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Finally, small company stocks are typically less liquid than large company stocks; when things are going poorly, it is harder to find a buyer for a small company's shares.

Pricing Risk. When price quotations for securities are not readily available, they are valued by the method that most accurately reflects their current worth in the judgment of the Board. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them.

The Portfolio is managed by Deutsche Asset Management, Inc.

-------------------------------------------------------------------------------
SP INVESCO Small Company Growth Portfolio
-------------------------------------------------------------------------------

The Portfolio seeks long-term capital growth. Most holdings are in small-capitalization companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
-------------------------------------------------------------------------------
A Small Cap Stock Portfolio

The Portfolio generally invests primarily in the stocks of small companies with market capitalizations under $2 billion at the time of purchase. The Portfolio may also invest in the stocks of companies with market capitalizations in excess of $2 billion.
-------------------------------------------------------------------------------

INVESCO is primarily looking for companies in the accelerated developing stages of their life cycles, which are currently priced below INVESCO's estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer earnings growth of sales, new products, management changes, or structural changes in the economy. The Portfolio may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and ADRs are not subject to this 25% limitation.

Most holdings are in small-capitalization companies -- those with market capitalizations under $2 billion at the time of purchase. Although not a principal investment, the Portfolio may use derivatives. A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments.

Although not a principal investment, the Portfolio may invest in options and futures contracts. Options and futures contracts are common types of derivatives that the Portfolio may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

Although not a principal investment, the Portfolio may invest in repurchase agreements. In addition, the Portfolio may invest in debt securities, ADRs, convertible securities, junk bonds, warrants, options (on stock, debt, stock indices, currencies, and futures), forward foreign currency exchange contracts, interest rate swaps, when-issued and delayed delivery securities, short sales against-the-box, U.S. government securities, Brady Bonds, and illiquid securities. The Portfolio may lend its portfolio securities. In response to adverse market conditions or when restructuring the Portfolio, INVESCO may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by INVESCO Funds Group, Inc.

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SP Jennison International Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Foreign Stock Growth Portfolio
The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.
--------------------------------------------------------------------------------
This means the Portfolio seeks investments -- primarily the common stock of foreign companies -- that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP Large Cap Value Portfolio
--------------------------------------------------------------------------------

The investment objective of the SP Large Cap Value Portfolio is long term growth of capital. The Portfolio is managed by Fidelity Management & Research Company (FMR). FMR normally invests at least 65% of the Portfolio's total assets in common stocks of companies with large market capitalizations. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
A Large-Cap Value Portfolio
The Portfolio normally invests at least 65% of its assets in stocks of companies with large market capitalizations. The Portfolio primarily invests in "value" stocks.
--------------------------------------------------------------------------------
FMR defines large market capitalization companies as companies with market capitalizations equaling or exceeding $1 billion at the time of the Portfolio's investment. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have large market capitalizations for purposes of the 65% policy.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk.

The Portfolio primarily invests in equity securities which represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

Many factors affect the Portfolio's performance. The Portfolio's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The Portfolio's reaction to these developments will be affected by the types of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell units corresponding to shares of the Portfolio, they could be worth more or less than what you paid for them.

In addition to company risk, derivatives risk, foreign investment risk, leveraging risk, liquidity risk, management risk, and market risk, the following factor can significantly affect the Portfolio's performance:

"Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
--------------------------------------------------------------------------------

The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------------------------------------------------
Capital Opportunities In Both U.S. and Foreign Stocks

The Portfolio invests primarily in stocks, convertible securities, and depositary receipts of companies in both the United States and in foreign countries.
--------------------------------------------------------------------------------

The portfolio focuses on companies which Massachusetts Financial Services Company (MFS) believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS' large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Generally, the Portfolio will invest no more than (i) 35% of its net assets in foreign securities and (ii) 15% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities.

The Portfolio can invest in a wide variety of debt and equity securities, including corporate debt, lower-rated bonds, U.S. Government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, Brady Bonds, depositary receipts, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities and stock indices), repurchase agreements, mortgage dollar rolls, restricted securities, short sales against-the-box, warrants, and when-issued and delayed delivery securities. The Portfolio may lend its securities.

The Portfolio also may assume a temporary defensive position. In response to adverse market conditions or when restructuring the Portfolio, MFS may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Massachusetts Financial Services Company (MFS).

--------------------------------------------------------------------------------
SP MFS Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

The Portfolio's investment objective is long-term growth of capital. While we make every effort to achieve our objective, we can't guarantee success and it is possible you could lose money.
--------------------------------------------------------------------------------
A Mid-Cap Growth Stock Portfolio
The Portfolio invests primarily in companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of purchase.
--------------------------------------------------------------------------------

The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities, of companies with medium market capitalization which Massachusetts Financial Services Company (MFS) believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the fund's 65% investment policy. As of December 29, 2000, the top of the Russell Midcap(TM) Growth Index range was approximately $22 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS's large group of equity research analysts.

The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. As a result, the Portfolio's performance may be tied more closely to the success or failure of a smaller group of Portfolio holdings. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies. Generally, the Portfolio will invest no more than (i) 20% of its net assets in foreign securities and (ii) 10% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including corporate debt, lower-rated bonds, U.S. government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, depository receipts, emerging markets equity securities, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities, and stock indices), repurchase agreements, restricted securities, short sales, short sales against-the-box, short-term debt, warrants, and when-issued and delayed delivery securities. The Portfolio may borrow for temporary purposes, and lend its portfolio securities.

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

In response to adverse market conditions or when restructuring the Portfolio, MFS may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in the securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when markets are unstable.

The Portfolio is managed by Massachusetts Financial Services Company (MFS).

--------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
--------------------------------------------------------------------------------

Under normal circumstances, the Portfolio invests at least 65% of its assets in junk bonds.
--------------------------------------------------------------------------------
A High-Yield, High-Risk Bond Portfolio
The Portfolio invests primarily in high-yield, high-risk bonds, also known as "junk bonds."
--------------------------------------------------------------------------------

The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may also invest in mortgage-related securities or asset-backed securities.

The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

In selecting securities for the Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The Portfolio may invest in Brady Bonds, which are described below in the section on the SP PIMCO Total Return Portfolio.

Securities rated lower than Baa by Moody's Investors Service, Inc. (Moody's) or lower than BBB by Standard & Poor's Ratings Services ("S&P") are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

The Portfolio may invest in inflation-indexed bonds, which are described below in the section on the SP PIMCO Total Return Portfolio.

The Portfolio may invest in convertible debt and convertible preferred stock securities.

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, which are described in the section on SP PIMCO Total Return Portfolio.

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.

The Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.

The Portfolio may purchase securities which it is eligible to purchase on a when-issued or delayed delivery basis, and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments).

The Portfolio may enter into repurchase agreements.

The Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to a Portfolio's limitations on borrowings.

The Portfolio may invest in "event-linked bonds," which are described in the section below on the SP PIMCO Total Return Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

For temporary or defensive purposes, the Portfolio may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Portfolio engages in such strategies, it may not achieve its investment objective.

The Portfolio is managed by Pacific Investment Management Company (PIMCO).

--------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
--------------------------------------------------------------------------------

The Portfolio invests primarily in investment grade debt securities. It may also invest up to 10% of its assets in high yield securities (also known as "junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality.

--------------------------------------------------------------------------------
An Investment Grade Bond Portfolio
The Portfolio invests primarily in investment grade debt securities, including foreign debt securities, but may invest some of its assets in high yield bonds.
--------------------------------------------------------------------------------
The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

The Portfolio may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

The Portfolio may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Portfolio may invest in convertible debt and convertible preferred stock.

The Portfolio may invest in mortgage-related securities or other asset-backed securities.

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional Portfolios, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Directors in an amount sufficient to meet such commitments. Delayed loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.

The Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.

The Portfolio may purchase securities which it is eligible to purchase on a when-issued or delayed delivery basis, and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments).

The Portfolio may enter into repurchase agreements.

The Portfolio may enter into reverse repurchase agreements and dollar rolls.

The Portfolio may invest in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

The Portfolio may invest up to 15% of its net assets in illiquid securities.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

For temporary or defensive purposes, the Portfolio may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Portfolio engages in such strategies, it may not achieve its investment objective.

The Portfolio is managed by Pacific Investment Management Company (PIMCO).

--------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
--------------------------------------------------------------------------------
The Portfolio's investment objective is long-term capital appreciation. This means the Portfolio seeks investments whose price will increase over several years. While we make every effort to achieve its objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Small/Medium-Sized Stock Portfolio
The Portfolio invests primarily in the stocks of small and medium-sized companies with the potential for above-average growth.
--------------------------------------------------------------------------------
In deciding which equities to buy, the Portfolio uses what is known as a growth investment style. This means the Portfolio invests in companies that it believes could experience superior sales or earnings growth. In pursuing this objective, the Portfolio normally invests at least 65% of the Portfolio's total assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth.

The Portfolio considers small and medium-sized companies to be those with market capitalizations that are less than the largest capitalization of the Standard and Poor's Mid-Cap 400 Stock Index as of the end of a calendar quarter. As of December 29, 2000, this number was $13 billion. We use the market capitalization measurements used by S&P at time of purchase.

In addition to buying equities, the Portfolio may invest in other equity-related securities. Equity-related securities include American Depository Receipts (ADRs); common stocks; nonconvertible preferred stocks; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio also may buy convertible debt securities and convertible preferred stock. These are securities that the Portfolio can convert into the company's common stock or some other equity security. The Portfolio will only invest in investment-grade convertible securities. Generally, the Portfolio considers selling a security when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movements.

The Portfolio can invest up to 35% of total assets in equity securities of companies with larger or smaller market capitalizations than previously noted. The Portfolio may participate in the initial public offering (IPO) market. IPO investments may increase the Portfolio's total returns. As the Portfolio's assets grow, the impact of IPO investments will decline, which may reduce the Portfolio's total returns.

The Portfolio can invest up to 35% of total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other investment-grade fixed-income securities of foreign issuers, including those in developing countries. For purposes of the 35% limit, the Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

Fixed-income obligations include bonds and notes. The Portfolio can invest up to 35% of total assets in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, respectively). The Portfolio also may invest in obligations that are not rated, but which it believes to be of comparable quality. Obligations rated in the fourth category (Baa/BBB) have speculative characteristics. These lower-rated obligations are subject to a greater risk of loss of principal and interest. Generally, fixed-income securities provide a fixed rate of return, but provide less opportunity for capital appreciation than investing in stocks. The Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

In response to adverse market, economic or political conditions, the Portfolio may temporarily invest up to 100% of the Portfolio's assets in cash or money market instruments. Investing heavily in these securities limits the Portfolio's ability to achieve capital appreciation, but can help to preserve its assets when the equity markets are unstable.

The Portfolio may also use repurchase agreements.

The Portfolio may enter into foreign currency forward contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The Portfolio may enter into such contracts on a spot, that is, cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency.

The Portfolio may use various derivative strategies to try to improve its returns or protect its assets. The Portfolio cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

The Portfolio may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

The Portfolio may purchase and write (that is, sell) put and call options on securities, stock indexes and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to seek to enhance return or to protect against adverse price fluctuations in securities in the Portfolio's portfolio. These options will be on equity securities, financial indexes (for example, S&P 500 Composite Stock Price Index) and foreign currencies. The Portfolio may write put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase.

The Portfolio may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance return in accordance with regulations of the Commodity Futures Trading Commission (CFTC).

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 20% of the value of its total assets); lends its securities to others (the Portfolio can lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days).

Portfolio Turnover

As a result of the strategies described above, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP Small/Mid-Cap Value Portfolio
--------------------------------------------------------------------------------


The investment objective of the SP Small/Mid-Cap Value Portfolio is long term growth of capital. The Portfolio is managed by Fidelity Management & Research Company (FMR). FMR normally invests at least 65% of the Portfolio's total assets in common stocks of companies with small to medium market capitalizations.
--------------------------------------------------------------------------------
A Small/Mid-Cap Value Portfolio
The Portfolio normally invests at least 65% of its total assets in companies with small to medium market capitalizations. The Portfolio primarily invests in "value" stocks.
--------------------------------------------------------------------------------
Small to medium market capitalization companies are those companies with market capitalizations similar to the market capitalization of companies in the Russell 2000 or the Russell MidCap at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small to medium market capitalization for purposes of the 65% policy. The size of companies in the Russell 2000 and Russell MidCap changes with market conditions and the composition of the index.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk.

The Portfolio invests primarily in equity securities, which represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

Many factors affect the Portfolio's performance. The Portfolio's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The Portfolio's reaction to these developments will be affected by the types of securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell units corresponding to shares of the Portfolio, they could be worth more or less than what you paid for them.

In addition to company risk, derivatives risk, foreign investment risk, leveraging risk, liquidity risk, management risk, and market risk, the following factors can significantly affect the Portfolio's performance:

The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

"Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

--------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
--------------------------------------------------------------------------------

In pursuing its objective of long-term growth of capital, the Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that are believed to have strong capital appreciation potential. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Growth Stock Portfolio
The Portfolio normally invests at least 65% of its total assets in the equity-related securities of U.S. companies that are believed to have strong capital appreciation potential. The Portfolio is managed according to a growth investment style.
--------------------------------------------------------------------------------
The Portfolio's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Portfolio utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Portfolio's assets in any one issuer.

The Portfolio may actively and frequently trade its portfolio securities. The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest in a relatively high percentage of net assets in a small number of issuers. Investing in a nondiversified mutual fund, particularly a fund investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified fund.

The primary equity-related securities in which the Portfolio invests are common stocks. Generally, each investment adviser will consider selling or reducing a stock position when, in their opinion, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A price decline of a stock does not necessarily mean that an investment adviser will sell the stock at that time. During market declines, either investment adviser may add to positions in favored stocks, which can result in a somewhat more aggressive strategy, with a gradual reduction of the number of companies in which the adviser invests. Conversely, in rising markets, either investment adviser may reduce or eliminate fully valued positions, which can result in a more conservative investment strategy, with a gradual increase in the number of companies represented in the adviser's portfolio segment.

In deciding which stocks to buy, each investment adviser uses what is known as a growth investment style. This means that each adviser will invest in stocks they believe could experience superior sales or earnings growth.

In addition to common stocks in which the Portfolio primarily invests, equity-related securities include nonconvertible preferred stocks; convertible debt and convertible preferred stock; American Depository Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio may buy common stocks of companies of every size -- small-, medium- and large-capitalization --although its investments are mostly in medium- and large-capitalization stocks. The Portfolio intends to be fully invested, holding less than 5% of its total assets in cash under normal market conditions.

Under normal conditions, there will be an approximately equal division of the Portfolio's assets between the two investment advisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will usually be divided between the two investment advisers as the portfolio manager deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, the manager may allocate assets from the portfolio segment that has appreciated more to the other.

Alliance Capital Management's portfolio manager, Alfred Harrison, utilizes the fundamental analysis and research of Alliance's large internal research staff. In selecting stocks for the Portfolio, he emphasizes stock selection and investment in a limited number of companies that have strong management, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth.

Jennison Associates' portfolio managers, Spiros Segalas and Kathleen McCarragher, invest in mid-size and large companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings.

Reallocations may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because each investment adviser selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Portfolio or that the two advisers may simultaneously favor the same industry. Prudential Investments Fund Management LLC will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if one investment adviser buys a security as the other adviser sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. The portfolio manager will consider these costs in determining the allocation of assets. The portfolio manager will consider the timing of reallocation based upon the best interests of the Portfolio and its shareholders. To maintain the Portfolio's federal income tax status as a regulated investment company, Jennison Associates also may have to sell securities on a periodic basis.

The Portfolio may invest up to 20% of its total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. The Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

The Portfolio may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Portfolio shares or to meet ordinary daily cash needs subject to the policy of normally investing at least 65% of the Portfolio's assets in equity-related securities. In response to adverse market, economic, political or other conditions, the Portfolio may temporarily invest up to 100% of its assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the equity markets are unstable.

The Portfolio may use repurchase agreements.

The Portfolio may purchase and write (that is, sell) put and call options on securities indexes that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to try to enhance return or to hedge the Portfolio's portfolio. The Portfolio may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. The Portfolio also may purchase put and call options to offset previously written put and call options of the same series. The Portfolio will write only "covered" options. The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures. The Portfolio may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts.

The Portfolio may invest in securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.

The Portfolio will also use futures contracts and options on futures contracts for certain bona fide hedging, return enhancement and risk management purposes. The Portfolio may purchase put and call options and write (that is, sell) "covered" put and call options on futures contracts that are traded on U.S. and foreign exchanges.

The Portfolio may use short sales.

The Portfolio may use various derivatives to try to improve the Portfolio's returns. The Portfolio may use hedging techniques to try to protect the Portfolio's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Portfolio will not lose money.

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 33 1/3% of the value of its total assets); lends its securities to others for cash management purposes (the Portfolio can lend up to 33 1/3% of the value of its total assets including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

It is not a principal strategy of the Portfolio to actively and frequently trade its portfolio securities to achieve its investment objective. Nevertheless, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC and Alliance Capital Management, L.P.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

Other Investments and Strategies

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately

5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are

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

always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Except for the Money Market Portfolio and the Zero Coupon Bond 2005 Portfolio, each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

The Money Market Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


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

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

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

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                       Total advisory fees as %
Portfolio                               of average net assets
---------                              ------------------------
Conservative Balanced                            0.55
Diversified Bond                                 0.40
Diversified Conservative Growth                  0.75
Equity                                           0.45
Flexible Managed                                 0.60
Global                                           0.75
Government Income                                0.40
High Yield Bond                                  0.55
Money Market                                     0.40
Natural Resources                                0.45
Prudential Jennison                              0.60
Small Capitalization Stock                       0.40
Stock Index                                      0.35
20/20 Focus                                      0.75
Value                                            0.40
Zero Coupon Bond 2005                            0.40
SP Aggressive Growth Asset Allocation            0.84*
SP AIM Aggressive Growth                         0.95
SP AIM Growth and Income                         0.85
SP Alliance Large Cap Growth                     0.90
SP Alliance Technology                           1.15
SP Balanced Asset Allocation                     0.75*
SP Conservative Asset Allocation                 0.71*
SP Davis Value                                   0.75
SP Deutsche International Equity                 0.90
SP Growth Asset Allocation                       0.80*
SP INVESCO Small Company Growth                  0.95
SP Jennison International Growth                 0.85
SP Large Cap Value                               0.80
SP MFS Capital Opportunities                     0.75
SP MFS Mid-Cap Growth                            0.80
SP PIMCO High Yield                              0.60
SP PIMCO Total Return                            0.60
SP Prudential U.S. Emerging Growth               0.60
SP Small/Mid-Cap Value                           0.90
SP Strategic Partners Focused Growth             0.90

* Each Asset Allocation Portfolio invests in shares of other Fund Portfolios. The advisory fees for the Asset Allocation Portfolios depicted above are the product of a blend of the advisory fees of those other Fund Portfolios, plus a 0.05% annual advisory fee payable to PIFM.

-------------------------------------------------------------------------------
Investment Sub-Advisers
-------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Global Portfolio, the Natural Resources Portfolio, the Prudential Jennison Portfolio, the 20/20 Focus Portfolio, the SP Jennison International Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of Diversified Conservative Growth Portfolio, the Equity Portfolio, the Value Portfolio and the SP Strategic

Partners Focused Growth Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

Prudential Investment Management, Inc. (Prudential Investments) serves as the sole sub-adviser for the Conservative Balanced Portfolio, the Diversified Bond Portfolio, the Flexible Managed Portfolio, the Government Income Portfolio, the High Yield Bond Portfolio, the Money Market Portfolio, the Small Capitalization Stock Portfolio, the Stock Index Portfolio and the Zero Coupon Bond Portfolio 2005. Prudential Investments serves as a sub-adviser for a portion of the assets of the Diversified Conservative Growth Portfolio (under normal circumstances approximately 20% of assets). Prudential Investments' address is 751 Broad Street, Newark, NJ 07102.

AIM Capital Management, Inc. (AIM Capital) serves as sub-adviser to the SP AIM Aggressive Growth Portfolio and the SP AIM Growth and Income Portfolio. The firm is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The sub-adviser provides investment advisory services to each Portfolio by obtaining and evaluating economic, statistical and financial information and formulating and implementing investment programs. Today, AIM Capital, together with its affiliates, advises or manages over 130 investment portfolios as of December 31, 2000, encompassing a broad range of investment objectives. AIM Capital uses a team approach to investment management. As of December 31, 2000, AIM and its affiliates managed over $170 billion in assets.

Alliance Capital Management, L.P. (Alliance) serves as the sub-adviser to the SP Alliance Technology Portfolio, SP Alliance Large Cap Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio. The sub-adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment manager. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. As of December 31, 2000, Alliance managed $454 billion in assets.

Davis Selected Advisers, L.P. (Davis) serves as the sub-adviser to the SP Davis Value Portfolio. The sub-adviser is located at 2429 East Elvira Road, Suite 101, Tucson, Arizona 85706. As of December 31, 2000, Davis managed approximately $38 billion in assets.

Deutsche Asset Management Inc. (Deutsche), formerly known as Morgan Grenfell, Inc., serves as a sub-adviser to the SP Deutsche International Equity Portfolio and as subadviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Deutsche will manage approximately 25% of the Value Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. As of September 30, 2000 Deutsche's total assets under management exceeded $17 billion. Deutsche's address is 280 Park Avenue, New York, New York 10017.

Fidelity Management & Research Company (FMR) is the sub-adviser to the SP Large Cap Value Portfolio and the SP Small/Mid-Cap Value Portfolio. As of December 31, 2000, FMR had approximately $830 billion total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

GE Asset Management, Incorporated (GEAM) has served as an Investment Adviser to approximately 25% of the Equity Portfolio since February 16, 2001. GEAM's ultimate parent is General Electric Company. Its address is 3003 Summer Street, Stamford, Connecticut 06904. As of September 30, 2000, GEAM had in excess of $95 billion under management.

INVESCO Funds Group, Inc. (INVESCO), located at 7800 East Union Avenue, Denver, Colorado, is the sub-adviser of the SP INVESCO Small Company Growth Portfolio. INVESCO was founded in 1932 and manages over $40.2 billion for more than 2,337,791 shareholder accounts of 45 INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $402.6 billion in assets world-wide. AMVESCAP is based in London, with money managers in Europe, North and South America and the Far East.

Key Asset Management Inc. (Key) serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Key will manage approximately 25% of the Portfolio. Key is a wholly-owned subsidiary of KeyCorp, Inc. As of September 30, 2000, Key's total assets under management exceeded $71 billion. Key's address is 127 Public Square, Cleveland, Ohio 44114.

Massachusetts Financial Services Company (MFS), located at 500 Boylston Street, Boston, MA, acts as the sub-adviser for the SP MFS Capital Opportunities Portfolio and the SP MFS Mid-Cap Growth Portfolio. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. As of November 30, 2000, MFS managed over $141 billion in assets.

Pacific Investment Management Company LLC (PIMCO) acts as the sub-adviser for the SP PIMCO Total Return Portfolio and the SP PIMCO High Yield Portfolio. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P. As of December 31, 2000, PIMCO managed over $215 billion in assets.

Salomon Brothers Asset Management Inc. (Salomon) serves as sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is part of the global asset management arm of Citigroup Inc., which was formed in 1998 as a result of the merger of Travelers Group and Citicorp Inc. As of September 30, 2000, Salomon managed more than $30 billion in total assets. Salomon's address is 7 World Trade Center, 37th Floor, New York, New York 10048.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

An Introductory Note About Prudential Investments' Fixed Income Group

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, Government Income, High Yield Bond, Money Market, and Zero Coupon Bond 2005 Portfolios, manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Director James J. Sullivan heads the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Prior to joining Prudential Investments in 1998, Mr. Sullivan was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers, including the chief investment strategist, the head of risk management and the head of quantitative management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

Conservative Balanced Portfolio and Flexible Managed Portfolio

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

The Fixed Income segments are managed by the Fixed Income Group. This Group uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

The equity portion of the Conservative Balanced Portfolio is managed by Mark Stumpp, John Moschberger, and Michael Lenarcic. Mr. Stumpp's background is discussed above. Mr. Lenarcic is a Managing Director within Prudential's Quantitative Management team. Prior to joining the Quantitative Management team in 1985, Mr. Lenarcic was a Vice President at Wilshire Associates, where he was head of the Asset Allocation Division. Mr. Lenarcic holds a B.A. degree from Kent State University and A.M. and Ph.D. degrees in Business Economics from Harvard University. John Moschberger, CFA, is a Vice President of Prudential Investments. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

The equity portion of the Flexible Managed Portfolio is managed by Mark Stumpp, and James Scott. The background of Mr. Stumpp is discussed above. James Scott is a Senior Managing Director of Prudential Investments Quantitative Management. Mr. Scott has managed balanced and equity portfolios for Prudential's pension plans and several institutional clients since 1987. Mr. Scott received a B.A. from Rice University and an M.S. and a Ph.D. from Carnegie Mellon University.

Government Income Portfolio and Zero Coupon Bond Portfolio 2005

The U.S. Liquidity Team, headed by Michael Lillard, CFA, is primarily responsible for overseeing the day-to-day management of the Portfolios. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends.

Other sector teams may contribute to securities selection when appropriate.

U.S. Liquidity Team

  Assets Under Management (as of December 31, 2000): $29.4 billion.

  Team Leader: Michael Lillard, CFA. General Investment Experience: 13 years.

  Portfolio Managers: 9. Average General Investment Experience: 11 years, which includes team members with significant mutual fund experience.

  Sector: U.S. Treasuries, agencies and mortgages.

  Investment Strategy: Focus is on high quality, liquidity and controlled risk.

Diversified Bond Portfolio

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

Corporate Team

  Assets Under Management (as of December 31, 2000): $43.9 billion.

  Team Leader: Steven Kellner, CFA. General Investment Experience: 13 years.

  Portfolio Managers: 7. Average General Investment Experience: 14 years, which includes team members with significant mutual fund experience.

  Sector: U.S. investment-grade corporate securities.

  Investment Strategy: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

Diversified Conservative Growth Portfolio

A portfolio management team led by William H. Gross will manage the Diversified Conservative Growth Portfolio. Mr. Gross is a founder and Managing Director of Pacific Investment Management Company ("PIMCO") and has been associated with the firm for 30 years. As Chief Investment Officer of PIMCO he oversees the management of over $220 billion of fixed income securities. He has 32 years of investment experience, and holds a bachelor's degree from Duke University and MBA from UCLA Graduate School of Business. The portfolio management team develops and implements investment strategy for the Fund.

The High Yield Team, headed by Casey Walsh and Paul Appleby, is primarily responsible for overseeing the day-to-day management of the fixed income portion of the Portfolio assigned to Prudential Investments. For further information about the High Yield Team, see "High Yield Bond Portfolio" below.

The large-cap growth equity portion of the Portfolio advised by Jennison is managed by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison last year after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Research and Management Company, where she was a member of the Investment Committee.

The large-cap value equity portion of the Portfolio advised by Jennison is managed by Thomas Kolefas. Mr. Kolefas has been a Senior Vice President of Jennison since September 2000. Previously, he was a Managing Director and Senior Portfolio Manager of Prudential Global Asset Management. He joined Prudential in May 2000 from Loomis Sayles Co., L.P., where he headed the Large/Mid Cap Value Team. Prior to 1996, Mr. Kolefas was employed by Mackay Shields Financial as a portfolio manager for five years. Mr. Kolefas earned a B.S. and an M.B.A. from New York University and holds a Chartered Financial Analyst (C.F.A.) designation.

Edward B. Jamieson, Michael McCarthy and Aidan O'Connell manage the portion of the Portfolio assigned to Franklin. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high yield groups. He has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a vice president and portfolio manager specializing in research analysis of several technology groups. Mr. O'Connell joined Franklin in 1998 and is a research analyst specializing in research analysis of the semiconductor and semiconductor capital equipment industries. Prior to joining Franklin, Mr. O'Connell was a research associate and corporate finance associate with Hambrecht & Quist.

William R. Rydell, CFA, and Mark W. Sikorski, CFA, manage the portion of the Portfolio assigned to Dreyfus. Mr. Rydell is a portfolio manager of Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates LLP. Mr. Rydell has been in the Mellon organization since 1973. Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has been in the Mellon organization since 1996. Prior to joining Mellon, he managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.

Equity Portfolio

Jeffrey Siegel, Bradley Goldberg and David Kiefer are co-managers of the portion of the Portfolio assigned to Jennison. Mr. Siegel has been an Executive Vice President of Jennison since June 1999. Previously he was at TIAA-CREF from 1988-1999, where he held positions as a portfolio manager and analyst. Prior to joining TIAA-CREF, Mr. Siegel was an analyst for Equitable Capital Management and held positions at Chase Manhattan Bank and First Fidelity Bank. Mr. Siegel earned a B.A. from Rutgers University. Mr. Goldberg, an Executive Vice President of Jennision, joined Jennison in 1974 where he also serves as Chairman of the Asset Allocation Committee. Prior to joining Jennison, he served as Vice President and Group Head in the Investment Research Division of Bankers Trust Company. He earned a B.S. from the University of Illinois and an M.B.A. from New York University. Mr. Goldberg holds a Chartered Financial Analyst (C.F.A.) designation. Mr. Kiefer has been a Senior Vice President of Jennison since August 2000. Previously, he was a Managing Director of Prudential Global Asset Management and has been with Prudential since 1986. Mr. Kiefer earned a B.S. from Princeton University and an M.B.A. from Harvard Business School. He holds a Chartered Financial Analyst (C.F.A.) designation.

Richard Sanderson, Senior Vice President and Director of Research for GEAM, will manage the portion of the Equity Portfolio assigned to GEAM. Mr. Sanderson, a Chartered Financial Analyst, has 29 years of asset management experience and has been employed with GEAM for over 5 years, and holds B.A. and M.B.A. degrees from the University of Michigan.

Michael Kagan, a Director of Salomon, will manage the portion of the Equity Portfolio assigned to Salomon. Mr. Kagan has over 15 years of asset management experience, including experience as an analyst covering the consumer products, aerospace, chemicals, and housing industries. Mr. Kagan received his B.A. from Harvard College and attended the MIT Sloan School of Management.

Global Portfolio

Daniel Duane and Michelle Picker manage this Portfolio. Mr. Duane has been an Executive Vice President of Jennison since October 2000 and was previously a Managing Director of Prudential Global Asset Management. He has been managing the Portfolio since 1991. Prior to joining Prudential, he was with First Investors Asset Management where he was in charge of all global equity investments. He earned a B.A. from Boston College, a Ph.D. from Yale University and an M.B.A. from New York University. He holds a Chartered Financial Analyst (C.F.A.) designation. Michelle Picker has been a Vice President of Jennison since October 2000 and was previously a Vice President of PIC. Ms. Picker joined Prudential in 1992 and has co-managed the Portfolio since October 1997. Ms. Picker earned a B.A. from the University of Pennsylvania and an M.B.A. from New York University. She holds a Chartered Financial Analyst (C.F.A.) designation.

High Yield Bond Portfolio

The High Yield Team, headed by Casey Walsh and Paul Appleby, is primarily responsible for overseeing the day-to-day management of the fixed income portfolio of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

High Yield Team

  Assets Under Management (as of December 31, 2000): $7.3 billion.

  Team Leader: Casey Walsh and Paul Appleby. General Investment
     Experience: 18 years and 11 years, respectively.

  Portfolio Managers: 6. Average General Investment Experience: 16 years, which includes team members with significant mutual fund experience.

  Sector: Below-investment-grade corporate securities.

  Investment Strategy: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.

Money Market Portfolio

The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

Money Market Team

  Assets Under Management (as of December 31, 2000): $38.5 billion.

  Team Leader: Joseph Tully. General Investment Experience: 17 years.

  Portfolio Managers: 9. Average General Investment Experience: 11 years, which includes team members with significant mutual fund experience.

  Sector: High-quality short-term debt securities, including both taxable and tax-exempt instruments.

  Investment Strategy: Focus is on safety of principal, liquidity and controlled risk.

Natural Resources Portfolio

Leigh Goehring and Mark DeFranco manage this Portfolio. Mr. Goehring, a Vice President of Jennison since September 2000, has been managing this Portfolio since 1991. Prior to joining Jennison, he was a Vice President of PIC. Mr. Goehring joined Prudential in 1986. Prior to joining Prudential, Mr. Goehring managed general equity accounts in the Trust Department at Bank of New York. He earned a B.A. from Hamilton College with a double major in Economics and Mathematics. Mr. DeFranco, a Vice President of Jennison, joined Jennison in 1998 with over 12 years of experience in the investment industry, including positions at Pomboy Capital (1995 to 1998) as a precious metals equity analyst and portfolio manager and Comstock Partners, where he was an equity analyst. Mr. DeFranco received a B.A. from Bates College and an M.B.A. from Columbia University Graduate School of Business.

Prudential Jennison Portfolio

This Portfolio has been managed by Messrs. Segalas and Del Balso and Ms. McCarragher of Jennison since 1999. (For more information about these managers, see "Diversified Conservative Growth Portfolio," above.)

Small Capitalization Stock Portfolio

Wai Chiang, Vice President of Prudential Investments, has managed this Portfolio since its inception in 1995. Mr. Chiang has been employed by Prudential as a portfolio manager since 1986.

Stock Index Portfolio

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. For more information about Mr. Moschberger see "Conservative Balanced Portfolio" above.

20/20 Focus Portfolio

Spiros Segalas, Director, Principal and Chief Investment Officer of Jennison, manages the growth portion of the Portfolio. For more information about Mr. Segalas, see "Diversified Conservative Growth Portfolio" above. Bradley Goldberg manages the value portion of the Portfolio. For more information about Mr. Goldberg, see "Equity Portfolio" above.

Value Portfolio

Thomas Kolefas and Bradley Goldberg are the co-portfolio managers of the portion of the Portfolio assigned to Jennsion. For more information about Mr. Kolefas, see "Diversified Conservative Growth Portfolio" above. For more information about Mr. Goldberg, see "Equity Portfolio" above.

James Giblin, a Chartered Financial Analyst, will manage the portion of the Portfolio assigned to Deutsche. Mr. Giblin joined Deutsche in 1995 with 22 years of investment experience, including 15 years as a portfolio manager for Cigna Equity Advisors. He received his B.S. from Pennsylvania State University and an M.B.A. from the Wharton School, University of Pennsylvania.

Neil A. Kilbane will manage the portion of the Portfolio assigned to Key. Mr. Kilbane is a Senior Portfolio Managing Director for Key, and is a Chartered Financial Analyst. Mr. Kilbane began his investment career with Key in 1995, and prior to that was employed by Duff & Phelps Investment Management Company and National City Bank. Mr. Kilbane holds a B.S. from Cleveland State University, an M.S. from Kansas State University, and an M.B.A. from Tulsa University.

SP AIM Aggressive Growth Portfolio

AIM Capital Management, Inc. (AIM Capital) uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are -- Ryan E. Crane, Portfolio Manager, who has been responsible for the Portfolio since 2000 and has been associated with AIM Capital and/or its affiliates since 1994, Jay K. Rushin, CFA, Portfolio Manager, who has been responsible for the Portfolio since 2001 and has been associated with AIM Capital and/or its affiliates since 1994, and Robert M. Kippes, Senior Portfolio Manager, who has been associated with AIM Capital and/or its affiliates since 1989.

We set out below performance information for AIM Aggressive Growth Fund, which is a mutual fund managed by AIM according to investment objectives and practices that are substantially similar to those governing the SP AIM Aggressive Growth Portfolio. AIM Aggressive Growth Fund and SP AIM Aggressive Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of AIM Aggressive Growth Fund is not indicative of the future performance of SP AIM Aggressive Growth Portfolio. If material differences between the investment styles of AIM Aggressive Growth Fund Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP AIM Aggressive Growth Portfolio, but not AIM Aggressive Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                           AIM AGGRESSIVE GROWTH FUND

(FOR THE PERIODS
ENDED
DECEMBER 31, 2000)     1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
Class A                -2.67% 13.71%   23.54%      16.11%          5/1/84
Russell 2500 Index(1)   4.27% 13.98%   17.41%      14.15%

(1) The Russell 2500 Index is an unmanaged index which measures the stock price performance of 2,500 companies included in the Russell 3000 Index, generally those with smaller market capitalizations.

SP AIM Growth And Income Portfolio

AIM Capital Management, Inc. (AIM Capital) uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

Monika H. Degan, Portfolio Manager, has been associated with AIM Capital and/or its affiliates since 1995.

Lanny H. Sachnowitz, Senior Portfolio Manager, has been associated with AIM Capital and/or its affiliates since 1987.

We set out below performance information for the AIM Charter Fund, which is a mutual fund managed by AIM Capital, according to investment objectives and practices that are substantially similar to those governing the SP AIM Growth and Income Portfolio. AIM Charter Fund and SP AIM Growth and Income Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of AIM Charter Fund is not indicative of the future performance of SP AIM Growth and Income Portfolio. If material differences between the investment styles of the AIM Charter Fund and SP AIM Growth and Income Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP AIM Growth and Income Portfolio, but not AIM Charter Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                                AIM CHARTER FUND

(FOR THE PERIODS
ENDED
DECEMBER 31,
2000)             1 YEAR  5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
Class A(1)        -19.40% 15.34%   14.99%      13.84%         11/26/68
S&P 500 Index(2)  - 9.10% 18.33%   17.44%      12.00%

(1) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(2) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP Alliance Large Cap Growth Portfolio

Alfred Harrison, Director and Vice Chairman of Alliance Capital Management Corporation (ACMC) leads the team managing this Portfolio, with Syed Hasnain, a Senior Portfolio Manager, also being directly involved.

Mr. Hasnain joined ACMC after working as a strategist with Merrill Lynch Capital Markets. Previously he was an international economist with Citicorp and a financial analyst at Goldman Sachs & Co. He holds a M. Phil in Finance from Cambridge University, and Sc.B. from Brown University, and studied towards a doctorate at Stanford Business School. Investment experience: 12 years.

We set out below performance information for Alliance Premier Growth Fund, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Large Cap Growth Portfolio. Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Alliance Premier Growth Fund is not indicative of the future performance of SP Alliance Large Cap Growth Portfolio. If material differences between the investment styles of Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Alliance Large Cap Growth Portfolio, but not Alliance Premier Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                         ALLIANCE PREMIER GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)            1 YEAR  5 YEARS SINCE INCEPTION INCEPTION DATE
Class A                       -23.28% 19.46%      18.45%         9/28/92
Russell 1000 Growth Index(1)  -22.42% 18.15%      16.67%

(1) The Russell 1000 Growth Index is a measure of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

SP Alliance Technology Portfolio

Peter Anastos and Gerald T. Malone manage the SP Alliance Technology Portfolio. Both portfolio managers are Senior Vice Presidents of ACMC and have been associated with ACMC for more than five years.

We set out below performance information for the Alliance Technology Fund, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Technology Portfolio. Alliance Technology Fund and SP Alliance Technology Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Alliance Technology Fund is not indicative of the future performance of SP Alliance Technology Portfolio. If material differences between the investment styles of the Alliance Technology Fund and SP Alliance Technology Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Alliance Technology Portfolio, but not Alliance Technology Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                           ALLIANCE TECHNOLOGY FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)         1 YEAR  5 YEARS 10 YEARS
Class A                    -27.82% 20.35%   26.21%
Nasdaq Composite Index(1)  -39.29% 18.62%   20.78%

(1) The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market.

SP Asset Allocation Portfolios

For the four Asset Allocation Portfolios, Prudential Investments Fund Management LLC invests in shares of other Fund Portfolios within the product according to the percentage allocations discussed in this prospectus.

SP Davis Value Portfolio

The following individuals provide day-to-day management of the SP Davis Value Portfolio.

CHRISTOPHER C. DAVIS

Responsibilities:

  .  President of Davis New York Venture Fund, Inc.
  . Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

  . Portfolio Manager of Davis New York Venture Fund since October 1995. . Assistant Portfolio Manager and research analyst working with Shelby
     M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG

Responsibilities:

  . Co-Portfolio Manager of Davis New York Venture Fund with Christopher C. Davis since May 1998.
  .  Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

  .Research analyst at Davis Selected Advisers since December 1994. .Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.

We set out below performance information for Davis New York Venture Fund, which is a mutual fund managed by Davis Selected Advisers, L.P. according to investment objectives and practices that are substantially similar to those governing the SP Davis Value Portfolio. Davis New York Venture Fund and SP Davis Value Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Davis New York Venture Fund is not indicative of the future performance of SP Davis Value Portfolio. If material differences between the investment styles of Davis New York Venture Fund and SP Davis Value Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Davis Value Portfolio, but not Davis New York Venture Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                          DAVIS NEW YORK VENTURE FUND

(FOR THE PERIODS
ENDED
DECEMBER 31,
2000)              1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
Class A(1)         4.72%  19.04%   19.68%      14.80%         2/17/69
S&P 500 Index (2)  6.07%  16.76%   13.60%      12.24%

Average annual total returns earned by Class A shares of Davis New York Venture Fund for the periods listed above, after adjusting for the maximum 4.75% sales charge and with all distributions reinvested for the periods ended 12/31/00.

(1) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(2) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP Deutsche International Equity Portfolio

The following portfolio managers are responsible for the day-to-day management of the Portfolio's investments:

MICHAEL LEVY

Co-Lead Portfolio Manager.

International equity strategist, overseeing the design and implementation of the firm's proprietary stock selection process.

28 years of business experience, 18 of them as an investment professional.

Degrees in mathematics and geophysics from the University of Michigan.

ROBERT REINER

Co-Lead Portfolio Manager.

Specializes in Japanese and European stock and market analysis.

Served as a Senior Financial Analyst at Scudder, Stevens & Clark from 1993 to 1994.

18 years of investment industry experience.

Degrees from the University of Southern California and Harvard University.

JULIE WANG

Co-Portfolio Manager.

Focuses on the Portfolio's Asia-Pacific investments and its emerging markets exposure.

Served as Investment Manager for American International Group's Southeast Asia portfolio from 1991 to 1994.

11 years of investment management experience.

BS in economics from Yale University, MBA from The Wharton School, University of Pennsylvania.

We set out below performance information for Deutsche International Equity Fund, which is a mutual fund managed by Deutsche Asset Management, Inc., an indirect wholly-owned subsidiary of Deutsche Bank AG according to investment objectives and practices that are substantially similar to those governing the SP Deutsche International Equity Portfolio. Deutsche International Equity Fund and SP Deutsche International Equity Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Deutsche International Equity Fund is not indicative of the future performance of SP Deutsche International Equity Portfolio. If material differences between the investment styles of Deutsche International Equity Fund and SP Deutsche International Equity Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Deutsche International Equity Portfolio, but not Deutsche International Equity Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

The following performance table compares the Deutsche International Equity Fund performance to that of a broad-based securities market index.

                            OTHER FUND PERFORMANCE

                    SEC STANDARDIZED AVERAGE ANNUAL RETURNS
                      DEUTSCHE INTERNATIONAL EQUITY FUND

(FOR THE PERIODS
ENDED                                  SINCE INCEPTION
DECEMBER 31, 2000)     1 YEAR  5 YEARS       (1)       INCEPTION DATE
Investor Class Shares  -20.16% 12.67%      13.68%          8/4/92
MSCI EAFE Index(1)(3)  -14.17%  7.13%      10.09%
Lipper(2)              -15.60%  9.09%      10.09%
International Funds
Average

(1) The MSCI EAFE Index and Lipper International Funds Average are calculated from July 31, 1992.

(2) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

(3) The MSCI EAFE Index of major markets in Europe, Australia and the Far East is a widely accepted benchmark of international stock performance. It is a model, not an actual portfolio. It tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

SP INVESCO Small Company Growth Portfolio

The following individuals are primarily responsible for the day-to-day management of the Portfolio's holdings:

Stacie Cowell -- is the lead portfolio manager of the SP INVESCO Small Company Growth Portfolio and a Chartered Financial Analyst (CFA) who joined INVESCO in 1997. She is also a vice president of INVESCO. Before joining the company, she was senior equity analyst with Founders Asset Management and capital markets and trading analyst with Chase Manhattan Bank in New York. She holds a B.A. in Economics from Colgate University and an M.S from the University of Colorado (Boulder).

We set out below performance information for INVESCO Small Company Growth Fund (Investor Class), which is a mutual fund managed by INVESCO, according to investment objectives and practices that are substantially similar to those governing the SP INVESCO Small Company Growth Portfolio. INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of INVESCO Small Company Growth Fund is not indicative of the future performance of SP INVESCO Small Company Growth Portfolio. If material differences between the investment styles of INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP INVESCO Small Company Growth Portfolio, but not INVESCO Small Company Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       INVESCO SMALL COMPANY GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)        1 YEAR  5 YEARS SINCE INCEPTION(2)
Investor Class shares(1)  -12.19% 19.34%        19.26%
Russell 2000 Index(3)     - 3.02% 10.31%        12.56%

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(2) The INVESCO Small Company Growth Fund commenced investment operations on December 27, 1991.

(3) The Russell 2000 Index is an unmanaged index of small capitalization stocks.

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)                        SINCE INCEPTION             INCEPTION DATE
 Class A                                      -31.70%                     3/1/00
 Lipper International Fund Avg.(1)            -15.47%

(1) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

SP Large Cap Value Portfolio And SP Small/Mid-Cap Value Portfolio

Fidelity Management & Research Company is the Portfolios' sub-adviser. Jeff Kerrigan is portfolio manager of the SP Small/Mid-Cap Value Portfolio. Mr. Kerrigan is a vice president and portfolio manager for other accounts managed by FMR and its affiliates. He joined Fidelity in 1999. Robert MacDonald is portfolio manager of the SP Large Cap Value Portfolio. Mr. Macdonald is a senior vice president and portfolio manager of structured equity investments. He joined Fidelity in 1985.

The SP Large Cap Value and SP Small/Mid-Cap Value Portfolios commenced operations on September 22, 2000. Performance history will be available for the SP Large Cap Value and SP Small/Mid-Cap Value Portfolios after each has been in operation for one calendar year.

SP MFS Capital Opportunities Portfolio

The Portfolio is managed by Maura A. Shaughnessy, a Senior Vice President of Massachusetts Financial Services Company (MFS), who has been employed in the investment management area of MFS since 1991.

We set out below performance information for MFS Capital Opportunities Fund, which is a mutual fund managed by MFS according to investment objectives and practices that are substantially similar to those governing the SP MFS Capital Opportunities Portfolio. MFS Capital Opportunities Fund and SP MFS Capital Opportunities Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of MFS Capital Opportunities Fund is not indicative of the future performance of SP MFS Capital Opportunities Portfolio. If material differences between the investment styles of MFS Capital Opportunities Fund and SP MFS Capital Opportunities Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP MFS Capital Opportunities Portfolio, but not MFS Capital Opportunities Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                         MFS CAPITAL OPPORTUNITIES FUND

(FOR THE
PERIODS
ENDED
DECEMBER                     SINCE
31, 2000)   1 YEAR 5 YEARS INCEPTION
Class A(1)  -5.30% 21.28%   15.53%
S&P 500(2)  -9.11% 18.33%   15.98%

(1) The MFS Capital Opportunities Fund commenced investment operations on June 13, 1983. Performance results include any applicable expense subsidies and waivers, which may cause results to be more favorable.
(2) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP MFS Mid-Cap Growth Portfolio

The Portfolio is managed by Mark Regan, a Senior Vice President of MFS, who has been employed in the investment management area of MFS since 1989 and David E. Sette-Ducati, a Vice President of MFS, has been employed in the investment management area of MFS since 1995.

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

We set out below performance information for MFS Mid-Cap Growth Fund, which is a mutual fund managed by MFS, according to investment objectives and practices that are substantially similar to those governing the SP MFS Mid-Cap Growth Portfolio. MFS Mid-Cap Growth Fund and SP MFS Mid-Cap Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of MFS Mid-Cap Growth Fund is not indicative of the future performance of SP MFS Mid-Cap Growth Portfolio. If material differences between the investment styles of MFS Mid-Cap Growth Fund and SP MFS Mid-Cap Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP MFS Mid-Cap Growth Portfolio, but not MFS Mid-Cap Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                            MFS MID-CAP GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)               1 YEAR  5 YEARS SINCE INCEPTION
Class A(1)                         7.76% 25.29%      22.18%
Russell Mid-Cap Growth Index(2)  -11.75% 17.77%      17.26%

(1) The MFS Mid-Cap Growth Fund commenced investment operations on December 1, 1993 with the offering of Class A shares and Class B shares. Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.
(2) The Russell Mid-Cap Growth Index is an unmanaged index which measures the stock price performance of the 800 smallest companies in the Russell 1000 Index.

SP PIMCO High Yield Portfolio

SP PIMCO High Yield Portfolio is managed by Benjamin L. Trosky. Mr. Trosky, Managing Director of PIMCO, joined PIMCO as a portfolio manager in 1990, and has managed fixed income accounts for various institutional clients and funds since that time.

We set out below performance information for PIMCO High Yield Fund, which is a mutual fund managed by PIMCO, according to investment objectives and practices that are substantially similar to those governing the SP PIMCO High Yield Portfolio. PIMCO High Yield Fund and SP PIMCO High Yield Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of PIMCO High Yield Fund is not indicative of the future performance of SP PIMCO High Yield Portfolio. If material differences between the investment styles of PIMCO High Yield Fund and SP PIMCO High Yield Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP PIMCO High Yield Portfolio, but not PIMCO High Yield Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract. Expenses of the SP PIMCO High Yield Portfolio are higher than the expenses of the PIMCO High Yield Fund. Higher expenses are a factor in reducing investment performance.

                             OTHER FUND PERFORMANCE

   SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/00)
                             PIMCO HIGH YIELD FUND

                                                                    FUND
                                                                  INCEPTION
                                                 1 YEAR 5 YEARS (12/16/92)(3)
Administrative Class                             -0.69%  6.38%      8.95%
Lehman Intermediate BB U.S. High Yield Index(1)   3.73%  6.41%        NA
Lipper High Current Yield Fund Avg.(2)           -8.42%  3.36%        NA

(1) The Lehman Intermediate BB U.S. High Yield Index is an unmanaged index comprised of various fixed income securities rated BB. It is not possible to invest directly in the index.

(2) The Lipper High Current Yield Fund average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.

(3) The fund began operations on 12/16/92. Index comparisons began on 12/31/92.

SP PIMCO Total Return Portfolio

The Portfolio is managed by a portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and a founding partner of PIMCO. The portfolio management team develops and implements strategy for the Portfolio.

We set out below performance information for PIMCO Total Return Fund, which is a mutual fund managed by PIMCO, according to investment objectives and practices that are substantially similar to those governing the SP PIMCO Total Return Portfolio. PIMCO Total Return Fund and SP PIMCO Total Return Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of PIMCO Total Return Fund is not indicative of the future performance of SP PIMCO Total Return Portfolio. If material differences between the investment styles of PIMCO Total Return Fund and SP PIMCO Total Return Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP PIMCO Total Return Portfolio, but not PIMCO Total Return Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract. Expenses of the SP PIMCO Total Return Portfolio are higher than the expenses of the PIMCO Total Return Fund. Higher expenses are a factor in reducing investment performance.

                             OTHER FUND PERFORMANCE

   SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/00)
                            PIMCO TOTAL RETURN FUND

                                                     1 YEAR 5 YEARS 10 YEARS
Administrative Class                                 11.81%  6.94%   8.95%
Lehman Aggregate Bond Index(1)                       11.63%  6.46%   7.96%
Lipper Intermediate Investment Grade Debt Portfolio
 Avg.(2)                                              9.78%  5.48%   7.58%

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

(2) The Lipper Intermediate Investment Grade Debt Portfolio Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years. It does not take into account sales charges.

SP Prudential U.S. Emerging Growth Portfolio

Susan Hirsch has managed the retail fund counterpart of this Portfolio since it began. Ms. Hirsch joined Prudential Investments in July 1996, and is now employed by Jennison Associates LLC. Before that she was employed by Lehman Brothers Global Asset Management from 1988 to 1996 and Delphi Asset Management in 1996. She managed growth stock portfolios at both firms. Ms. Hirsch holds a B.S. from Brooklyn College and is a member of the Financial Analysts Federation and the New York Society of Security Analysts.

We set out below performance information for Prudential U.S. Emerging Growth Fund, which is a mutual fund managed by PIFM, according to investment objectives and practices that are substantially similar to those governing the SP Prudential U.S. Emerging Growth Portfolio. Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Prudential U.S. Emerging Growth Fund is not indicative of the future performance of SP Prudential U.S. Emerging Growth Portfolio. If material differences between the investment styles of Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio should develop in the future, we will disclose such differences. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

         SEC STANDARDIZED AVERAGE ANNUAL RETURNS (1) (AS OF 12-31-00)
                     PRUDENTIAL U.S. EMERGING GROWTH FUND

                           1 YEAR  SINCE INCEPTION (12-31-96)
Class A shares             -17.82%           24.02%
S&P 400 Mid-Cap Index (2)   17.50%           20.72%
Lipper Average (3)         -10.01%           17.72%

1. The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

2. The Standard & Poor's Mid-Cap 400 Composite Stock Price Index (S&P 400 Mid-Cap Index) -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation-gives a broad look at how mid-cap stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund portfolio. These returns would be lower if they included the effect of sales charges and operating expenses. The securities in the S&P 400 Mid-Cap Index may be very different from those in the Portfolio. Source:
    Lipper Inc.

3. The Lipper Average is based on the average return of all mutual funds in the Lipper Mid-Cap Growth Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

SP Strategic Partners Focused Growth Portfolio

Alfred Harrison is portfolio manager for the portion of the Portfolio's assets advised by Alliance. Mr. Harrison joined Alliance in 1978 and is manager of the firm's Minneapolis office. He is Vice Chairman of Alliance Capital Management Corporation.

Spiros Segalas and Kathleen McCarragher are co-portfolio managers for the portion of the Portfolio's assets advised by Jennison. (See descriptions above, under "Diversified Conservative Growth Portfolio").

Stock Index Portfolio

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio," above.)

20/20 Focus Portfolio

Spiros Segalas, Director, President and Chief Investment Officer of Jennison, manages approximately 50% of the Portfolio's assets. (See description under "Diversified Conservative Growth Portfolio," above.) Bradley Goldberg of Jennison manages the remainder of this Portfolio. (See description above under "Equity Portfolio").

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All Short-term Debt Securities held by the Money Market Portfolio are valued at amortized cost. Short-term debt securities with remaining maturities of 12 months or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, and except as discussed above for the Conservative Balanced and Flexible Managed Portfolios, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis-- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                  Conservative Balanced Portfolio
                            ---------------------------------------------------
                                             Year Ended
                                            December 31,
                            ---------------------------------------------------
                              2000        1999       1998      1997      1996
                            --------    --------   --------  --------  --------
Per Share Operating Per-
 formance:
Net Asset Value, beginning
 of year..................  $  15.36    $  15.08   $  14.97  $  15.52  $  15.31
                            --------    --------   --------  --------  --------
Income From Investment Op-
 erations:
Net investment income.....      0.59        0.62       0.66      0.76      0.66
Net realized and
 unrealized gains (losses)
 on investments...........     (0.65)       0.37       1.05      1.26      1.24
                            --------    --------   --------  --------  --------
 Total from investment op-
  erations................     (0.06)       0.99       1.71      2.02      1.90
                            --------    --------   --------  --------  --------
Less Distributions:
Dividends from net invest-
 ment income..............     (0.56)      (0.62)     (0.66)    (0.76)    (0.66)
Distributions from net re-
 alized gains.............     (0.11)      (0.06)     (0.94)    (1.81)    (1.03)
Distributions in excess
 from net realized gains..        --       (0.03)        --        --        --
                            --------    --------   --------  --------  --------
 Total distributions......     (0.67)      (0.71)     (1.60)    (2.57)    (1.69)
                            --------    --------   --------  --------  --------
Net Asset Value, end of
 year.....................  $  14.63    $  15.36   $  15.08  $  14.97  $  15.52
                            ========    ========   ========  ========  ========
Total Investment
 Return:(a)...............     (0.48)%      6.69%     11.74%    13.45%    12.63%
Ratios/Supplemental Data:
Net assets, end of year
 (in millions)............  $3,714.3    $4,387.1   $4,796.0  $4,744.2  $4,478.8
Ratios to average net as-
 sets:
 Expenses.................      0.60%       0.57%      0.57%     0.56%     0.59%
 Net investment income....      3.79%       4.02%      4.19%     4.48%     4.13%
Portfolio turnover rate...        85%        109%       167%      295%      295%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                     Diversified Bond Portfolio
                            ---------------------------------------------------
                                             Year Ended
                                            December 31,
                            ---------------------------------------------------
                              2000        1999       1998      1997      1996
                            --------    --------   --------  --------  --------
Per Share Operating Per-
 formance:
Net Asset Value, beginning
 of year..................  $  10.95    $  11.06   $  11.02  $  11.07  $  11.31
                            --------    --------   --------  --------  --------
Income From Investment Op-
 erations:
Net investment income.....      0.77        0.67       0.69      0.80      0.76
Net realized and
 unrealized gains on in-
 vestments................      0.26       (0.75)      0.08      0.11     (0.27)
                            --------    --------   --------  --------  --------
 Total from investment op-
  erations................      1.03       (0.08)      0.77      0.91      0.49
                            --------    --------   --------  --------  --------
Less Distributions:
Dividends from net invest-
 ment income..............     (0.70)         --      (0.69)    (0.83)    (0.73)
Distributions from net re-
 alized gains.............        --(b)    (0.03)     (0.04)    (0.13)       --
                            --------    --------   --------  --------  --------
 Total distributions......     (0.70)      (0.03)     (0.73)    (0.96)    (0.73)
                            --------    --------   --------  --------  --------
Net Asset Value, end of
 year.....................  $  11.28    $  10.95   $  11.06  $  11.02  $  11.07
                            ========    ========   ========  ========  ========
Total Investment
 Return:(a)...............      9.72%      (0.74)%     7.15%     8.57%     4.40%
Ratios/Supplemental Data:
Net assets, end of year
 (in millions)............  $1,269.8    $1,253.8   $1,122.6  $  816.7  $  720.2
Ratios to average net as-
 sets:
 Expenses.................      0.45%       0.43%      0.42%     0.43%     0.45%
 Net investment income....      6.83%       6.25%      6.40%     7.18%     6.89%
Portfolio turnover rate...       139%        171%       199%      224%      210%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(b) Less than $0.002 per share.

Financial Highlights

                          Diversified Conservative Growth Portfolio
                          ------------------------------------------------
                                                        May 3, 1999 (a)
                               Year Ended                   through
                           December 31, 2000           December 31, 1999
                          --------------------        --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....       $              10.37        $              10.00
                               --------------------        --------------------
Income From Investment
 Operations:
Net investment income...                       0.46                        0.22
Net realized and
 unrealized gains
 (losses) on
 investments............                      (0.09)                       0.39
                               --------------------        --------------------
 Total from investment
  operations............                       0.37                        0.61
                               --------------------        --------------------
Less Distributions:
Dividends from net
 investment income......                      (0.46)                      (0.22)
Distributions in excess
 of net investment
 income.................                      (0.01)                      (0.02)
Distributions from net
 realized gains.........                      (0.09)                        --
Distributions in excess
 of net realized gains..                      (0.02)                        --
                               --------------------        --------------------
 Total Distributions....                      (0.58)                      (0.24)
                               --------------------        --------------------
Net Asset Value, end of
 period.................       $              10.16        $              10.37
                               ====================        ====================
Total Investment Return
 (b)....................                       3.79%                       6.10%
Ratio/Supplemental Data:
Net assets, end of
 period (in millions)...       $              204.8        $              115.8
Ratios to average net
 assets:
 Expenses...............                       0.93%                       1.05%(c)
 Net investment income..                       4.71%                       3.74%(c)
Portfolio turnover
 rate...................                        319%                        107%(d)

(a)  Commencement of investment operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c)  Annualized.

(d)  Not annualized.

                                                      Equity Portfolio
                          -----------------------------------------------------------------------------
                                            Class I                                  Class II
                          ------------------------------------------------  ---------------------------
                                           Year Ended                                    May 3, 1999(c)
                                          December 31,                       Year Ended     through
                          ------------------------------------------------  December 31,  December 31,
                            2000      1999      1998      1997      1996        2000          1999
                          --------  --------  --------  --------  --------  ------------ --------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  28.90  $  29.64  $  31.07  $  26.96  $  25.64     $28.92        $32.79
                          --------  --------  --------  --------  --------     ------        ------
Income from Investment
 Operations:
Net investment income...      0.51      0.54      0.60      0.69      0.71       0.39          0.28
Net realized and
 unrealized gains
 (losses) on
 investments............      0.26      3.02      2.21      5.88      3.88       0.26         (0.60)
                          --------  --------  --------  --------  --------     ------        ------
 Total from investment
  operations............      0.77      3.56      2.81      6.57      4.59       0.65         (0.32)
                          --------  --------  --------  --------  --------     ------        ------
Less Distributions:
Dividends from net
 investment income......     (0.51)    (0.53)    (0.60)    (0.70)    (0.67)     (0.40)        (0.34)
Distributions in excess
 of net investment
 income.................     (0.02)      --        --        --        --       (0.02)          --
Distributions from net
 realized gains.........     (4.64)    (3.77)    (3.64)    (1.76)    (2.60)     (4.64)        (3.21)
                          --------  --------  --------  --------  --------     ------        ------
 Total distributions....     (5.17)    (4.30)    (4.24)    (2.46)    (3.27)     (5.06)        (3.55)
                          --------  --------  --------  --------  --------     ------        ------
Net Asset Value, end of
 period.................  $  24.50  $  28.90  $  29.64  $  31.07  $  26.96     $24.51        $28.92
                          ========  ========  ========  ========  ========     ======        ======
Total Investment Return
 (a)....................      3.28%    12.49%     9.34%    24.66%    18.52%      2.83%        (0.68)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $5,652.7  $6,235.0  $6,247.0  $6,024.0  $4,814.0     $  1.8        $  0.3
Ratios to average net
 assets:
 Expenses...............      0.49%     0.47%     0.47%     0.46%     0.50%      0.91%         0.87%(b)
 Net investment income..      1.75%     1.72%     1.81%     2.27%     2.54%      1.26%         1.33%(b)
Portfolio turnover
 rate...................        78%        9%       25%       13%       20%        78%            9%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(b) Annualized.

(c) Commencement of offering of Class II shares.

Financial Highlights

                                       Flexible Managed Portfolio
                              -------------------------------------------------
                                               Year Ended
                                              December 31,
                              -------------------------------------------------
                                2000       1999      1998      1997      1996
                              --------   --------  --------  --------  --------
Per Share Operating Perfor-
 mance:
Net Asset Value, beginning
 of year....................  $  17.64   $  16.56  $  17.28  $  17.79  $  17.86
                              --------   --------  --------  --------  --------
Income from Investment Oper-
 ations:
Net investment income.......      0.61       0.58      0.58      0.59      0.57
Net realized and unrealized
 gains (losses) on invest-
 ments......................     (0.86)      0.69      1.14      2.52      1.79
                              --------   --------  --------  --------  --------
 Total from investment oper-
  ations....................     (0.25)      1.27      1.72      3.11      2.36
                              --------   --------  --------  --------  --------
Less Distributions:
Dividends from net invest-
 ment income................     (0.62)        --     (0.59)    (0.58)    (0.58)
Distributions from net real-
 ized gains.................     (0.24)     (0.19)    (1.85)    (3.04)    (1.85)
                              --------   --------  --------  --------  --------
 Total distributions........     (0.86)     (0.19)    (2.44)    (3.62)    (2.43)
                              --------   --------  --------  --------  --------
Net Asset Value, end of
 year.......................  $  16.53   $  17.64  $  16.56  $  17.28  $  17.79
                              ========   ========  ========  ========  ========
Total Investment Return(a)..     (1.44)%     7.78%    10.24%    17.96%    13.64%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)..................  $4,463.8   $5,125.3  $5,410.0  $5,490.1  $4,896.9
Ratios to average net as-
 sets:
 Expenses...................      0.64%      0.62%     0.61%     0.62%     0.64%
 Net investment income......      3.22%      3.20%     3.21%     3.02%     3.07%
Portfolio turnover rate.....       132%        76%      138%      227%      233%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                            Global Portfolio
                              -------------------------------------------------
                                               Year Ended
                                              December 31,
                              -------------------------------------------------
                                2000       1999      1998      1997      1996
                              --------   --------  --------  --------  --------
Per Share Operating Perfor-
 mance:
Net Asset Value, beginning
 of year....................  $  30.98   $  21.16    $17.92    $17.85    $15.53
                              --------   --------  --------  --------  --------
Income from Investment Oper-
 ations:
Net investment income.......      0.07       0.06      0.07      0.09      0.11
Net realized and unrealized
 gains (losses) on invest-
 ments......................     (5.30)     10.04      4.38      1.11      2.94
                              --------   --------  --------  --------  --------
 Total from investment oper-
  ations....................     (5.23)     10.10      4.45      1.20      3.05
                              --------   --------  --------  --------  --------
Less Distributions:
Dividends from net invest-
 ment income................     (0.07)        --     (0.16)    (0.13)    (0.11)
Distributions in excess of
 net investment income......     (0.13)     (0.10)    (0.12)    (0.10)       --
Distributions from net real-
 ized gains.................     (1.94)     (0.18)    (0.93)    (0.90)    (0.62)
                              --------   --------  --------  --------  --------
 Total distributions........     (2.14)     (0.28)    (1.21)    (1.13)    (0.73)
                              --------   --------  --------  --------  --------
Net Asset Value, end of
 year.......................  $  23.61   $  30.98    $21.16    $17.92    $17.85
                              ========   ========  ========  ========  ========
Total Investment Return(a)..    (17.68)%    48.27%    25.08%     6.98%    19.97%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)..................  $1,182.1   $1,298.3    $844.5    $638.4    $580.6
Ratios to average net as-
 sets:
 Expenses...................      0.85%      0.84%     0.86%     0.85%     0.92%
 Net investment income......      0.25%      0.21%     0.29%     0.47%     0.64%
Portfolio turnover rate.....        95%        76%       73%       70%       41%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                                        Government Income Portfolio
                                     ------------------------------------------
                                                 Year Ended
                                                December 31,
                                     ------------------------------------------
                                      2000     1999     1998      1997    1996
                                     ------   ------   ------    ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of
 year..............................  $11.55   $11.87   $11.52    $11.22  $11.72
                                     ------   ------   ------    ------  ------
Income From Investment Operations:
Net investment income..............    0.89     0.76     0.67      0.75    0.75
Net realized and unrealized gains
 on investments....................    0.52    (1.08)    0.36      0.30   (0.51)
                                     ------   ------   ------    ------  ------
 Total from investment operations..    1.41    (0.32)    1.03      1.05    0.24
                                     ------   ------   ------    ------  ------
Less Distributions:
Dividends from net investment in-
 come..............................   (0.91)      --    (0.68)    (0.75)  (0.74)
Dividends in excess of net invest-
 ment income.......................      --       --       --(b)     --      --
Distribution from net realized cap-
 ital gains........................   (0.03)      --       --        --      --
                                     ------   ------   ------    ------  ------
 Total distributions...............   (0.94)      --    (0.68)    (0.75)  (0.74)
                                     ------   ------   ------    ------  ------
Net Asset Value, end of year.......  $12.02   $11.55   $11.87    $11.52  $11.22
                                     ======   ======   ======    ======  ======
Total Investment Return(a).........   12.78%   (2.70)%   9.09%     9.67%   2.22%
Ratios/Supplemental Data:
Net assets, end of year (in mil-
 lions)............................  $291.5   $335.5   $443.2    $429.6  $482.0
Ratios to average net assets:
 Expenses..........................    0.47%    0.44%    0.43%     0.44%   0.46%
 Net investment income.............    6.03%    5.72%    5.71%     6.40%   6.38%
Portfolio turnover rate............     184%     106%     109%       88%     95%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Less than $0.005 per share.

                                         High Yield Bond Portfolio
                                     ------------------------------------------
                                                 Year Ended
                                                December 31,
                                     ------------------------------------------
                                      2000     1999     1998      1997    1996
                                     ------   ------   ------    ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of
 year..............................  $ 7.52   $ 7.21   $ 8.14    $ 7.87  $ 7.80
                                     ------   ------   ------    ------  ------
Income From Investment Operations:
Net investment income..............    0.74     0.79     0.77      0.78    0.80
Net realized and unrealized gains
 (losses) on investments...........   (1.30)   (0.46)   (0.94)     0.26    0.06
                                     ------   ------   ------    ------  ------
 Total from investment operations..   (0.56)    0.33    (0.17)     1.04    0.86
                                     ------   ------   ------    ------  ------
Less Distributions:
Dividends from net investment in-
 come..............................   (0.82)   (0.02)   (0.76)    (0.77)  (0.78)
Distributions in excess of net in-
 vestment income...................      --       --       --        --   (0.01)
                                     ------   ------   ------    ------  ------
 Total distributions...............   (0.82)   (0.02)   (0.76)    (0.77)  (0.79)
                                     ------   ------   ------    ------  ------
Net Asset Value, end of year.......  $ 6.14   $ 7.52   $ 7.21    $ 8.14  $ 7.87
                                     ======   ======   ======    ======  ======
Total Investment Return(a).........   (7.91)%   4.61%   (2.36)%   13.78%  11.39%
Ratios/Supplemental Data:
Net assets, end of year (in mil-
 lions)............................  $661.3   $802.2   $789.3    $568.7  $432.9
Ratios to average net assets:
 Expenses..........................    0.60%    0.60%    0.58%     0.57%   0.63%
 Net investment income.............   10.47%   10.48%   10.31%     9.78%   9.89%
Portfolio turnover rate............      76%      58%      63%      106%     88%

(a) Total investment return is calculated assuming a purchase on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                                            Money Market Portfolio
                                    ------------------------------------------
                                                  Year Ended
                                                 December 31,
                                    ------------------------------------------
                                      2000      1999     1998    1997    1996
                                    --------  --------  ------  ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of
 year.............................  $  10.00  $  10.00  $10.00  $10.00  $10.00
                                    --------  --------  ------  ------  ------
Income From Investment Operations:
Net investment income and realized
 and unrealized gains.............      0.60      0.49    0.52    0.54    0.51
Dividend and distributions........     (0.60)    (0.49)  (0.52)  (0.54)  (0.51)
                                    --------  --------  ------  ------  ------
Net Asset Value, end of year......  $  10.00  $  10.00  $10.00  $10.00  $10.00
                                    ========  ========  ======  ======  ======
Total Investment Return(a)........      6.20%     4.97%   5.39%   5.41%   5.22%
Ratios/Supplemental Data:
Net assets, end of year (in mil-
 lions)...........................  $1,238.2  $1,335.5  $920.2  $657.5  $668.8
Ratios to average net assets:
 Expenses.........................      0.44%     0.42%   0.41%   0.43%   0.44%
 Net investment income............      6.03%     4.90%   5.20%   5.28%   5.10%

(a) Total investment return is calculated assuming a purchase on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                          Natural Resources Portfolio
                                       ----------------------------------------
                                                   Year Ended
                                                  December 31,
                                       ----------------------------------------
                                        2000    1999    1998     1997     1996
                                       ------  ------  ------   ------   ------
Per Share Operating Performance:
Net Asset Value, beginning of year...  $17.38  $11.98  $15.24   $19.77   $17.27
                                       ------  ------  ------   ------   ------
Income From Investment Operations:
Net investment income................    0.13    0.10    0.09     0.12     0.15
Net realized and unrealized gains
 (losses) on investments.............    6.36    5.40   (2.48)   (2.43)    5.11
                                       ------  ------  ------   ------   ------
 Total from investment operations....    6.49    5.50   (2.39)   (2.31)    5.26
                                       ------  ------  ------   ------   ------
Less Distributions:
Dividends from net investment in-
 come................................   (0.16)  (0.10)  (0.11)   (0.10)   (0.14)
Dividends in excess of net investment
 income..............................   (0.09)     --      --       --       --
Distributions from net realized
 gains...............................   (0.03)     --   (0.75)   (2.12)   (2.62)
Tax return of capital distributions..      --      --   (0.01)      --       --
                                       ------  ------  ------   ------   ------
 Total distributions.................   (0.28)  (0.10)  (0.87)   (2.22)   (2.76)
                                       ------  ------  ------   ------   ------
Net Asset Value, end of year.........  $23.59  $17.38  $11.98   $15.24   $19.77
                                       ======  ======  ======   ======   ======
Total Investment Return(a)...........   37.66%  45.99% (17.10)% (11.59)%  30.88%
Ratios/Supplemental Data:
Net assets, end of year (in mil-
 lions)..............................  $393.2  $289.5  $236.9   $358.0   $438.4
Ratios to average net assets:
 Expenses............................    0.58%   0.57%   0.61%    0.54%    0.52%
 Net investment income...............    0.67%   0.70%   0.63%    0.60%    0.75%
Portfolio turnover rate..............      30%     26%     12%      32%      36%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                                          Prudential Jennison Portfolio
                          --------------------------------------------------------------------
                                          Class I                               Class II
                          ----------------------------------------------  --------------------
                                         Year Ended
                                        December 31,                      February 10, 2000(a)
                          ----------------------------------------------        through
                            2000        1999      1998     1997    1996    December 31, 2000
                          --------    --------  --------  ------  ------  --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  32.39    $  23.91  $  17.73  $14.32  $12.55         $34.25
                          --------    --------  --------  ------  ------         ------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56    4.48    1.78          (7.54)
                          --------    --------  --------  ------  ------         ------
 Total from investment
  operations............     (5.60)       9.93      6.60    4.52    1.80          (7.57)
                          --------    --------  --------  ------  ------         ------
Less Distributions:
Dividends from net
 investment income......        --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)      --        --      --      --              --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)  (1.07)    --           (3.80)
                          --------    --------  --------  ------  ------         ------
 Total distributions....     (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                          --------    --------  --------  ------  ------         ------
Net Asset Value, end of
 period.................  $  22.97    $  32.39  $  23.91  $17.73  $14.32         $22.88
                          ========    ========  ========  ======  ======         ======
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5         $ 13.3
Ratios to average net
 assets:
 Expenses...............      0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
 Net investment income..      0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%     60%     46%            89%

(a) Commencement of offering of Class II shares.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.

(c) Annualized.

(d) Less than $0.01 per share.

                                            Small Capitalization Stock
                                                    Portfolio
                                        ---------------------------------------
                                                    Year Ended
                                                   December 31,
                                        ---------------------------------------
                                         2000    1999    1998     1997    1996
                                        ------  ------  ------   ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of year....  $16.25  $14.71  $15.93   $13.79  $11.83
                                        ------  ------  ------   ------  ------
Income From Investment Operations:
Net investment income.................    0.07    0.10    0.09     0.10    0.09
Net realized and unrealized gains
 (losses) on investments..............    1.81    1.71   (0.25)    3.32    2.23
                                        ------  ------  ------   ------  ------
 Total from investment operations.....    1.88    1.81   (0.16)    3.42    2.32
                                        ------  ------  ------   ------  ------
Less Distributions:
Dividends from net investment income..   (0.08)    --    (0.09)   (0.10)  (0.09)
Distributions from net realized
 gains................................   (0.94)  (0.27)  (0.97)   (1.18)  (0.27)
                                        ------  ------  ------   ------  ------
 Total distributions..................   (1.02)  (0.27)  (1.06)   (1.28)  (0.36)
                                        ------  ------  ------   ------  ------
Net Asset Value, end of year..........  $17.11  $16.25  $14.71   $15.93  $13.79
                                        ======  ======  ======   ======  ======
Total Investment Return(a)............   12.81%  12.68%  (0.76)%  25.17%  19.77%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)............................  $568.3  $437.5  $360.4   $290.3  $147.9
Ratios to average net assets:
 Expenses.............................    0.48%   0.45%   0.47%    0.50%   0.56%
 Net investment income................    0.59%   0.70%   0.57%    0.69%   0.87%
Portfolio turnover rate...............      45%     31%     26%      31%     13%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                                         Stock Index Portfolio
                              -------------------------------------------------
                                               Year Ended
                                              December 31,
                              -------------------------------------------------
                                2000       1999      1998      1997      1996
                              --------   --------  --------  --------  --------
Per Share Operating Perfor-
 mance:
Net Asset Value, beginning
 of year....................  $  44.45   $  37.74  $  30.22  $  23.74  $  19.96
                              --------   --------  --------  --------  --------
Income from Investment Oper-
 ations:
Net investment income.......      0.36       0.44      0.42      0.43      0.40
Net realized and unrealized
 gains (losses) on invest-
 ments......................     (4.37)      7.23      8.11      7.34      4.06
                              --------   --------  --------  --------  --------
 Total from investment oper-
  ations....................     (4.01)      7.67      8.53      7.77      4.46
                              --------   --------  --------  --------  --------
Less Distributions:
Dividends from net invest-
 ment income................     (0.37)     (0.43)    (0.42)    (0.42)    (0.40)
Distributions from net real-
 ized gains.................     (1.41)     (0.53)    (0.59)    (0.87)    (0.28)
                              --------   --------  --------  --------  --------
 Total distributions........     (1.78)     (0.96)    (1.01)    (1.29)    (0.68)
                              --------   --------  --------  --------  --------
Net Asset Value, end of
 year.......................  $  38.66   $  44.45  $  37.74  $  30.22  $  23.74
                              ========   ========  ========  ========  ========
Total Investment Return(a)..     (9.03)%    20.54%    28.42%    32.83%    22.57%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)..................  $4,186.0   $4,655.0  $3,548.1  $2,448.2  $1,581.4
Ratios to average net as-
 sets:
 Expenses...................      0.39%      0.39%     0.37%     0.37%     0.40%
 Net investment income......      0.83%      1.09%     1.25%     1.55%     1.95%
Portfolio turnover rate.....         7%         2%        3%        5%        1%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                             20/20 Focus Portfolio
                                ------------------------------------------------
                                          Class I                 Class II
                                --------------------------- --------------------
                                             May 3, 1999(a) February 15, 2000(b)
                                 Year Ended     through           through
                                December 31,  December 31,      December 31,
                                    2000          1999              2000
                                ------------ -------------- --------------------
Per Share Operating Perfor-
 mance:
Net Asset Value, beginning of
 period.......................     $11.88        $10.00            $11.36
                                   ------        ------            ------
Income From Investment Opera-
 tions:
Net investment income.........       0.05          0.02              0.01
Net realized and unrealized
 gains (losses) on invest-
 ments........................      (0.71)         1.88             (0.19)
                                   ------        ------            ------
 Total from investment opera-
  tions.......................      (0.66)         1.90             (0.18)
                                   ------        ------            ------
Less Distributions:
Dividends from net investment
 income.......................      (0.05)        (0.02)            (0.01)
Distributions from net real-
 ized gains...................      (0.18)           --(e)          (0.18)
                                   ------        ------            ------
 Total distributions..........      (0.23)        (0.02)            (0.19)
                                   ------        ------            ------
Net Asset Value, end of peri-
 od...........................     $10.99        $11.88            $10.99
                                   ======        ======            ======
Total Investment Return(c)....      (5.41)%       18.95%            (1.53)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)....................     $ 95.8        $ 65.0            $  0.7
Ratios to average net as-
 sets:........................
 Expenses.....................       0.88%         1.09%(d)          1.28%(d)
 Net investment income........       0.45%         0.33%(d)          0.10%(d)
Portfolio turnover rate.......        163%           64%(f)           163%

(a) Commencement of offering of Class I shares.
(b) Commencement of offering of Class II shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.
(d) Annualized.
(e) Less than $0.005 per share
(f) Not annualized.

Financial Highlights

                                            Value Portfolio
                              -------------------------------------------------
                                               Year Ended
                                              December 31,
                              -------------------------------------------------
                                2000      1999      1998       1997      1996
                              --------  --------  --------   --------  --------
Per Share Operating
 Performance:
Net Asset Value, beginning
 of year....................  $  19.52  $  20.03  $  22.39   $  18.51  $  16.27
                              --------  --------  --------   --------  --------
Income from Investment
 Operations:
Net investment income.......      0.46      0.51      0.56       0.61      0.58
Net realized and unrealized
 gains (losses) on invest-
 ments......................      2.45      1.89     (1.03)      6.06      2.88
                              --------  --------  --------   --------  --------
 Total from investment oper-
  ations....................      2.91      2.40     (0.47)      6.67      3.46
                              --------  --------  --------   --------  --------
Less Distributions:
Dividends from net invest-
 ment income................     (0.44)    (0.50)    (0.59)     (0.57)    (0.71)
Distributions from net real-
 ized gains.................     (1.53)    (2.41)    (1.30)     (2.22)    (0.51)
                              --------  --------  --------   --------  --------
 Total distributions........     (1.97)    (2.91)    (1.89)     (2.79)    (1.22)
                              --------  --------  --------   --------  --------
Net Asset Value, end of
 year.......................  $  20.46  $  19.52  $  20.03   $  22.39  $  18.51
                              ========  ========  ========   ========  ========
Total Investment Return(a)..     15.59%    12.52%    (2.38)%    36.61%    21.74%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)..................  $1,975.3  $2,024.0  $2,142.3   $2,029.8  $1,363.5
Ratios to average net as-
 sets:
 Expenses...................      0.45%     0.42%     0.42%      0.41%     0.45%
 Net investment income......      2.31%     2.34%     2.54%      2.90%     3.36%
Portfolio turnover rate.....        85%       16%       20%        38%       21%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                        Zero Coupon Bond 2005 Portfolio
                                       ---------------------------------------
                                                   Year Ended
                                                  December 31,
                                       ---------------------------------------
                                        2000    1999     1998    1997    1996
                                       ------  ------   ------  ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of year...  $12.68  $13.44   $12.60  $12.25  $13.19
                                       ------  ------   ------  ------  ------
Income From Investment Operations:
Net investment income................    0.65    0.67     0.66    0.68    0.66
Net realized and unrealized gains
 (losses) on investments.............    1.02   (1.43)    0.87    0.66   (0.82)
                                       ------  ------   ------  ------  ------
 Total from investment operations....    1.67   (0.76)    1.53    1.34   (0.16)
                                       ------  ------   ------  ------  ------
Less Distributions:
Dividends from net investment in-
 come................................   (0.67)     --    (0.67)  (0.71)  (0.64)
Distributions from net realized
 gains...............................   (0.30)     --    (0.02)  (0.28)  (0.14)
                                       ------  ------   ------  ------  ------
 Total distributions.................   (0.97)     --    (0.69)  (0.99)  (0.78)
                                       ------  ------   ------  ------  ------
Net Asset Value, end of year.........  $13.38  $12.68   $13.44  $12.60  $12.25
                                       ======  ======   ======  ======  ======
Total Investment Return(a)...........   13.76%  (5.66)%  12.35%  11.18%  (1.01)%
Ratios/Supplemental Data:
Net assets, end of year (in mil-
 lions)..............................  $ 49.8  $ 45.4   $ 45.5  $ 30.8  $ 25.8
Ratios to average net assets:
 Expenses............................    0.65%   0.59%    0.61%   0.74%   0.53%
 Net investment income...............    5.26%   5.31%    5.35%   5.71%   5.42%
Portfolio turnover rate..............      67%     15%      --%     35%     10%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                                                      SP Aggressive Growth Asset
                                                         Allocation Portfolio
                                                      --------------------------
                                                        September 22, 2000 (a)
                                                               through
                                                          December 31, 2000
                                                      --------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period................            $10.00
                                                                ------
Income from Investment Operations:
Net investment income...............................              0.01
Net realized and unrealized loss on investments.....             (0.67)
                                                                ------
 Total from investment operations...................             (0.66)
                                                                ------
Less Distributions:
Dividends from net investment income................             (0.01)
                                                                ------
Net Asset Value, end of period......................            $ 9.33
                                                                ======
Total Investment Return(b)..........................             (6.65)%
Ratios/Supplemental Data:
Net assets, end of period (in millions).............            $  2.1
Ratios to average net assets:(c)
 Expenses...........................................              0.05%
 Net investment income..............................              0.36%
Portfolio turnover rate(d)..........................                 6%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

                                              SP AIM Aggressive Growth Portfolio
                                              ----------------------------------
                                                    September 22, 2000 (a)
                                                           through
                                                      December 31, 2000
                                              ----------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period........               $ 10.00
                                                           -------
Income from Investment Operations:
Net investment loss.........................                 (0.01)
Net realized and unrealized loss on
 investments................................                 (1.39)
                                                           -------
 Total from investment operations...........                 (1.40)
                                                           -------
Net Asset Value, end of period..............               $  8.60
                                                           =======
Total Investment Return(b)..................                (14.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions).....               $   3.9
Ratios to average net assets:(c)(e)
 Expenses...................................                  1.07%
 Net investment income......................                 (0.40)%
Portfolio turnover rate(d)..................                    16%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.57% and (4.90)%, respectively, for the period ended December 31, 2000.

Financial Highlights

                                              SP AIM Growth and Income Portfolio
                                              ----------------------------------
                                                    September 22, 2000(a)
                                                           through
                                                      December 31, 2000
                                              ----------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period........               $ 10.00
                                                           -------
Income From Investment Operations:
Net investment income.......................                  0.01
Net realized and unrealized loss on invest-
 ments .....................................                 (1.59)
                                                           -------
 Total from investment operations...........                 (1.58)
                                                           -------
Less Distributions:
Dividends from net investment income........                 (0.01)
                                                           -------
Net Asset Value, end of period..............               $  8.41
                                                           =======
Total Investment Return(b)..................                (15.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions).....               $   4.3
Ratios to average net assets:(c)(e)
 Expenses...................................                  1.00%
 Net investment income......................                  0.26%
Portfolio turnover rate(d)..................                    15%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.53% and (4.27)%, respectively, for the period ended December 31, 2000.

                                          SP Alliance Large Cap Growth Portfolio
                                          --------------------------------------
                                                  September 22, 2000(a)
                                                         through
                                                    December 31, 2000
                                          --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period....                 $ 10.00
                                                         -------
Income From Investment Operations:
Net investment income...................                    0.01
Net realized and unrealized loss on in-
 vestments                                                 (1.45)
                                                         -------
 Total from investment operations.......                   (1.44)
                                                         -------
Less Distributions:
Dividends from net investment income....                   (0.01)
                                                         -------
Net Asset Value, end of period..........                 $  8.55
                                                         =======
Total Investment Return(b)..............                  (14.44)%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions).................................                 $   7.1
Ratios to average net assets(c)(e):
 Expenses...............................                    1.10%
 Net investment income..................                    0.44%
Portfolio turnover rate(d)..............                      10%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.72)%, respectively, for the period ended December 31, 2000.

Financial Highlights

                                             SP Alliance Technology Portfolio
                                          --------------------------------------
                                                  September 22, 2000(a)
                                                         through
                                                    December 31, 2000
                                          --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of year......                 $ 10.00
                                                         -------
Income from Investment Operations:
Net investment income...................                    0.01
Net realized and unrealized loss on in-
 vestments..............................                   (2.38)
                                                         -------
 Total from investment operations.......                   (2.37)
                                                         -------
Less Distributions:
Dividends from net investment income....                   (0.01)
Distributions in excess of net invest-
 ment income(f).........................                      --
                                                         -------
 Total distributions....................                   (0.01)
                                                         -------
Net Asset Value, end of year............                 $  7.62
                                                         =======
Total Investment Return(b)..............                  (23.71)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)...                 $   6.1
Ratios to average net assets:(c)(d)
 Expenses...............................                    1.30%
 Net investment income..................                    0.37%
Portfolio turnover rate(e)..............                      23%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.66% and (2.99)%, respectively, for the period ended December
    31, 2000.

(e) Not annualized.

(f) Less than $0.005 per share.

                                          SP Balanced Asset Allocation Portfolio
                                          --------------------------------------
                                                  September 22, 2000(a)
                                                         through
                                                    December 31, 2000
                                          --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period....                 $ 10.00
                                                         -------
Income from Investment Operations:
Net investment income...................                    0.06
Net realized and unrealized loss on in-
 vestments .............................                    (.20)
                                                         -------
 Total from investment operations.......                    (.14)
                                                         -------
Less Distributions:
Dividends from net investment income....                   (0.06)
                                                         -------
Net Asset Value, end of period..........                 $  9.80
                                                         =======
Total Investment Return (b).............                   (1.42)%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions).................................                 $   3.7
Ratios to average net assets:(c)
 Expenses...............................                    0.05%
 Net investment income..................                    4.89%
Portfolio turnover rate(d)..............                       4%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

Financial Highlights

                                      SP Conservative Asset Allocation Portfolio
                                      ------------------------------------------
                                                September 22, 2000(a)
                                                       through
                                                  December 31, 2000
                                      ------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period.............................                    $10.00
                                                        ------
Income From Investment Operations:
Net investment income...............                      0.08
Net realized and unrealized gain on
 investments(c).....................                        --
                                                        ------
 Total from investment operations...                      0.08
                                                        ------
Less Distributions:
Dividends from net investment
 income.............................                     (0.08)
Distributions from net realized
 gains(c)...........................                        --
                                                        ------
 Total distributions................                     (0.08)
                                                        ------
Net Asset Value, end of period......                    $10.00
                                                        ======
Total Investment Return(b)..........                      0.84%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)..........................                    $  1.9
Ratios to average net assets:(d)
 Expenses...........................                      0.05%
 Net investment income..............                      8.07%
Portfolio turnover rate(e)..........                         4%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Less than $0.005 per share.
(d) Annualized.
(e) Not annualized.

                                                        SP Davis Value Portfolio
                                                        ------------------------
                                                         September 22, 2000(a)
                                                                through
                                                           December 31, 2000
                                                        ------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period..................           $10.00
                                                                 ------
Income from Investment Operations:
Net investment income.................................             0.02
Net realized and unrealized gain on investments.......             0.15
                                                                 ------
 Total from investment operations.....................             0.17
                                                                 ------
Less Distributions:
Dividends from net investment income..................            (0.02)
                                                                 ------
Net Asset Value, end of period........................           $10.15
                                                                 ======
Total Investment Return(b)............................             1.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)...............           $ 12.8
Ratios to average net assets:(c)(d)
 Expenses.............................................             0.83%
 Net investment income................................             1.48%
Portfolio turnover rate(e)............................                3%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.16% and (0.85)%, respectively, for the period ended December 31, 2000.
(e) Not annualized.

Financial Highlights

                                      SP Deutsche International Equity Portfolio
                                      ------------------------------------------
                                                September 22, 2000(a)
                                                       through
                                                  December 31, 2000
                                      ------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of peri-
 od.................................                    $10.00
                                                        ------
Income From Investment Operations:
Net investment income...............                      0.01
Net realized and unrealized loss on
 investments .......................                     (0.57)
                                                        ------
 Total from investment operations...                     (0.56)
                                                        ------
Net Asset Value, end of period......                    $ 9.44
                                                        ======
Total Investment Return(b)..........                     (5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions).............................                    $  7.8
Ratios to average net assets:(c)(d)
 Expenses...........................                      1.10%
 Net investment income..............                      0.55%
Portfolio turnover rate(e)..........                        51%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.21% and (2.56)%, respectively, for the period ended December 31, 2000.

(e) Not annualized.

                                            SP Growth Asset Allocation Portfolio
                                            ------------------------------------
                                                   September 22, 2000(a)
                                                          through
                                                     December 31, 2000
                                            ------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period......                 $10.00
                                                           ------
Income from Investment Operations:
Net investment income.....................                   0.03
Net realized and unrealized loss on in-
 vestments................................                  (0.49)
                                                           ------
 Total from investment operations.........                  (0.46)
                                                           ------
Less Distributions:
Dividends from net investment income......                  (0.02)
                                                           ------
Net Asset Value, end of period............                 $ 9.52
                                                           ======
Total Investment Return(b)................                  (4.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)...                 $  3.9
Ratios to average net assets: (c)
 Expenses.................................                   0.05%
 Net investment income....................                   2.95%
Portfolio turnover rate (d)...............                     39%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

Financial Highlights

                                       SP Invesco Small Company Growth Portfolio
                                       -----------------------------------------
                                                 September 22, 2000(a)
                                                        through
                                                   December 31, 2000
                                       -----------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period..............................                   $ 10.00
                                                        -------
Income From Investment Operations:
Net investment loss..................                        --
Net realized and unrealized loss on
 investments.........................                     (1.62)
                                                        -------
 Total from investment operations....                     (1.62)
                                                        -------
Net Asset Value, end of period.......                   $  8.38
                                                        =======
Total Investment Return(b)...........                    (16.20)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)...........................                   $   5.5
Ratios to average net assets:(c)(d)
 Expenses............................                      1.15%
 Net investment income...............                     (0.10)%
Portfolio turnover rate(e)...........                        29%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.00% and (2.95)%, respectively, for the period ended December 31, 2000.
(e) Not annualized.

                          SP Jennison International Growth Portfolio
                          ----------------------------------------------------
                                 Class I                      Class II
                          ----------------------         ---------------------
                          September 22, 2000(a)          October 4, 2000(b)
                                 through                       through
                            December 31, 2000             December 31, 2000
                          ----------------------         ---------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....         $               10.00        $                9.79
                                 ---------------------        ---------------------
Income from Investment
 Operations:
Net investment income
 (loss).................                          0.01                           --(g)
Net realized and
 unrealized loss on
 investments............                         (1.51)                       (1.31)
                                 ---------------------        ---------------------
 Total from investment
  operations............                         (1.50)                       (1.31)
                                 ---------------------        ---------------------
Net Asset Value, end of
 period.................         $                8.50        $                8.48
                                 =====================        =====================
Total Investment
 Return(c)..............                        (15.00)%                     (13.28)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...         $                 7.6        $                 2.7
Ratios to average net
 assets:(d)(f)
 Expenses...............                          1.24%                        1.64%
 Net investment income..                          0.51%                       (0.00)%
Portfolio turnover
 rate(e)................                            12%                          12%

(a) Commencement of offering of Class I Shares.
(b) Commencement of offering of Class II Shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(d) Annualized.
(e) Not annualized.
(f) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.
(g) Less than $0.005 per share.

Financial Highlights

                                                   SP Large Cap Value Portfolio
                                                   ----------------------------
                                                      September 22, 2000(a)
                                                             through
                                                        December 31, 2000
                                                   ----------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period..............            $10.00
                                                              ------
Income from Investment Operations:
Net investment income.............................              0.04
Net realized and unrealized gain on investments...              0.44
                                                              ------
  Total from investment operations................              0.48
                                                              ------
Less Distributions:
Dividends from net investment income..............             (0.04)
Dividends in excess of net investment income......                --(e)
                                                              ------
  Total distributions.............................             (0.04)
                                                              ------
Net Asset Value, end of period....................            $10.44
                                                              ======
Total Investment Return(b)........................              4.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)...........            $  3.9
Ratios to average net assets:(c)(d)
 Expenses.........................................              0.90%
 Net investment income............................              1.60%
Portfolio turnover rate(f)........................                13%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.47% and (2.97)%, respectively, for the period ended December 31, 2000.

(e) Less than $0.005 per share.

(f) Not annualized.

                                         SP MFS Capital Opportunities Portfolio
                                         --------------------------------------
                                                 September 22, 2000(a)
                                                        through
                                                   December 31, 2000
                                         --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...                  $10.00
                                                         ------
Income From Investment Operations:
Net investment income..................                    0.01
Net realized and unrealized loss on in-
 vestments.............................                   (0.85)
                                                         ------
  Total from investment operations.....                   (0.84)
                                                         ------
Less Distributions:
Dividends from net investment income...                   (0.01)
                                                         ------
Net Asset Value, end of period.........                  $ 9.15
                                                         ======
Total Investment Return(b).............                   (8.39)%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions)................................                  $  4.3
Ratios to average net assets:(c)(d)
 Expenses..............................                    1.00%
 Net investment income.................                    0.40%
Portfolio turnover rate(e).............                      25%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.48% and (4.08)%, respectively, for the period ended December 31, 2000.

(e) Not annualized.

Financial Highlights

                                                 SP MFS Mid-Cap Growth Portfolio
                                                 -------------------------------
                                                      September 22, 2000(a)
                                                             through
                                                        December 31, 2000
                                                 -------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........              $10.00
                                                             ------
Income from Investment Operations:
Net investment income..........................                0.02
Net realized and unrealized loss on
 investments...................................               (0.25)
                                                             ------
 Total from investment operations..............               (0.23)
                                                             ------
Less Distributions:
Dividends from net investment income...........               (0.02)
Distributions from net realized gains..........               (0.06)
                                                             ------
 Total distributions...........................               (0.08)
                                                             ------
Net Asset Value, end of period.................              $ 9.69
                                                             ======
Total Investment Return(b).....................               (2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........              $  5.6
Ratios to average net assets:(c)(d)
 Expenses......................................                1.00%
 Net investment income.........................                1.16%
Portfolio turnover rate (e)....................                  27%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.59% and (2.43)%, respectively, for the period ended December
    31, 2000.
(e) Not annualized.
                                                  SP PIMCO High Yield Portfolio
                                                 -------------------------------
                                                      September 22, 2000(a)
                                                             through
                                                        December 31, 2000
                                                 -------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........              $10.00
                                                             ------
Income from Investment Operations:
Net investment income..........................                0.17
Net realized and unrealized gain on
 investments...................................                0.02
                                                             ------
 Total from investment operations..............                0.19
                                                             ------
Less Distributions:
Dividends from net investment income...........               (0.16)
Distributions from net realized gains..........               (0.01)
Distributions in excess of net realized capital
 gains(d)......................................                  --
                                                             ------
 Total distributions...........................               (0.17)
                                                             ------
Net Asset Value, end of period.................              $10.02
                                                             ======
Total Investment Return(b).....................                1.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........              $  8.0
Ratios to average net assets:(c)(e)
 Expenses......................................                0.82%
 Net investment income.........................                7.78%
Portfolio turnover rate (f)....................                  88%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Less than $0.005 per share.
(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.42% and 5.18%, respectively, for the period ended December 31, 2000.
(f) Not annualized.

Financial Highlights

                                          SP Pimco Total Return Portfolio
                                    --------------------------------------------
                                               September 22, 2000 (a)
                                                      through
                                                 December 31, 2000
                                    --------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of pe-
 riod.............................                    $ 10.00
                                                      -------
Income From Investment Operations:
Net investment income.............                       0.13
Net realized and unrealized gain
 on investments...................                       0.39
                                                      -------
 Total from investment opera-
  tions...........................                       0.52
                                                      -------
Less Distributions:
Dividends from net investment in-
 come.............................                      (0.11)
Distributions from net realized
 gains............................                      (0.01)
                                                      -------
 Total distributions..............                      (0.12)
                                                      -------
Net Asset Value, end of period....                    $ 10.40
                                                      =======
Total Investment Return(b)........                       5.18%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions)...........................                    $  10.7
Ratios to average net
 assets(c)(e):
 Expenses.........................                       0.76%
 Net investment income............                       5.94%
Portfolio turnover rate(d)........                        239%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 2.73% and 3.97%, respectively, for the period ended December 31, 2000.

                                    SP Prudential U.S. Emerging Growth Portfolio
                                    --------------------------------------------
                                               September 22, 2000 (a)
                                                      through
                                                 December 31, 2000
                                    --------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of pe-
 riod.............................                    $ 10.00
                                                      -------
Income from Investment Operations:
Net investment income.............                       0.01
Net realized and unrealized loss
 on investments...................                      (1.62)
                                                      -------
 Total from investment opera-
  tions...........................                      (1.61)
                                                      -------
Less Distributions:
Dividends from net investment in-
 come.............................                      (0.01)
                                                      -------
 Total distributions..............                      (0.01)
                                                      -------
Net Asset Value, end of period....                    $  8.38
                                                      =======
Total Investment Return(b)........                     (16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions)...........................                    $   6.4
Ratios to average net
 assets:(c)(e)
 Expenses.........................                       0.90%
 Net investment income............                       0.49%
Portfolio turnover rate(d)........                         82%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

Financial Highlights

                                                SP Small/Mid Cap Value Portfolio
                                                --------------------------------
                                                     September 22, 2000(a)
                                                            through
                                                       December 31, 2000
                                                --------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period..........               $10.00
                                                             ------
Income From Investment Operations:
Net investment income.........................                 0.03
Net realized and unrealized gain on invest-
 ments........................................                 1.10
                                                             ------
 Total from investment operations.............                 1.13
                                                             ------
Less Distributions:
Dividends from net investment income(b).......                   --
                                                             ------
 Total distributions..........................                   --
                                                             ------
Net Asset Value, end of period................               $11.13
                                                             ======
Total Investment Return(c)....................                11.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions).......               $  6.1
Ratios to average net assets:(d)(e)
 Expenses.....................................                 1.05%
 Net investment income........................                 1.79%
Portfolio turnover rate(f)....................                   18%

(a) Commencement of operations.

(b) Less than $0.005 per share.

(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(d) Annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.84% and (2.00)%, respectively, for the period ended December 31, 2000.

(f) Not annualized.

                                  SP Strategic Partners Focused Growth Portfolio
                                  ----------------------------------------------
                                              September 22, 2000(a)
                                                     through
                                                December 31, 2000
                                  ----------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period.........................                     $ 10.00
                                                     -------
Income from Investment Opera-
 tions:
Net investment income (b).......                          --
Net realized and unrealized loss
 on investments.................                       (2.06)
                                                     -------
 Total from investment opera-
  tions.........................                       (2.06)
                                                     -------
Less Distributions:
Dividends from net investment
 income(b)......................                          --
                                                     -------
Net Asset Value, end of period..                     $  7.94
Total Investment Return(c)......                      (20.47)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)......................                     $   5.9
Ratios to average net
 assets:(d)(e)
 Expenses.......................                        1.01%
 Net investment income..........                        0.18%
Portfolio turnover rate(f)......                          37%

(a) Commencement of operations.

(b) Less than $0.005 per share.

(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(d) Annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.88% and (2.69%), respectively, for the period ended December 31, 2000.

(f) Not annualized.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
                                                 In Person:


Securities and Exchange Commission
Public Reference Section                         Public Reference Room

Washington, DC 20549-0102                        in Washington, DC

                                                 (For hours of operation, call
                                                 1-202-942-8090)


By Electronic Request:

                                                 Via the Internet:

publicinfo@sec.gov
                                                 on the EDGAR Database at
(The SEC charges a fee to copy documents.)
                                                 http://www.sec.gov

                                                 SEC File No. 811-03623

--------------------------------------------------------------------------------

[LOGO] Prudential                                                    PRESORTED
       The Prudential Insurance Company of America                    STANDARD
       751 Broad Street                                                 U.S.
       Newark, NJ 07102-3777                                          POSTAGE


                                                                        PAID
The Prudential Insurance Company of America                            PERMIT
                                                                      8048 NY,
751 Broad Street                                                      NY [/R]

Newark, NJ 07102-3777

PSF1

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2001

THE PRUDENTIAL
SERIES FUND, INC.

The Prudential Series Fund, Inc. (the Fund) is a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives through its thirty-six separate Portfolios, each of which is, for investment purposes, in effect a separate fund (the Portfolios).

The Fund offers two classes of shares of each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) and its affiliated insurers as investment options under variable life insurance and variable annuity contracts. Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts (collectively with the Prudential contracts, the Contracts). These separate accounts invest in shares of the Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

Not every Portfolio is available under each Contract. The prospectus for each Contract lists the Portfolios currently available under that particular Contract.

In order to sell shares to both Prudential and non-Prudential insurance companies, the Fund has obtained an exemptive order (the Order) from the SEC. The Fund and its Portfolios are managed in compliance with the terms and conditions of that Order. This statement of additional information is not a prospectus and should be read in conjunction with the Fund's prospectus dated May 1, 2001, which is available without charge upon written request to The Prudential Series Fund, Inc., 751 Broad Street, Newark, New Jersey 07102-3777 or by telephoning (800) 778-2255. The Fund's audited financial statements for the fiscal year ended December 31, 2000 are incorporated in this statement of additional information by reference to the Fund's 2000 annual report (file no. 2-80896). You may obtain a copy of the Fund's annual report at no charge by request to the Fund, at the address or telephone number noted below.

                       The Prudential Series Fund, Inc.
                               751 Broad Street
                         Newark, New Jersey 07102-3777
                           Telephone: (800) 778-2255

PSF2

                                    CONTENTS

                                                                           Page
                                                                           ----
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS......................  B-1
  General.................................................................  B-1
  Convertible Securities..................................................  B-1
  Warrants................................................................  B-1
  Foreign Securities......................................................  B-2
  Options on Stock and Debt Securities....................................  B-3
  Options on Stock Indexes................................................  B-5
  Options on Foreign Currencies...........................................  B-7
  Futures Contracts and Options on Futures Contracts......................  B-8
  Forward Foreign Currency Exchange Contracts............................. B-10
  Interest Rate Swaps..................................................... B-11
  Loan Participations..................................................... B-12
  Reverse Repurchase Agreements and Dollar Rolls.......................... B-12
  When-Issued and Delayed Delivery Securities............................. B-12
  Short Sales............................................................. B-13
  Loans of Portfolio Securities........................................... B-13
  Illiquid Securities..................................................... B-13
  Further Information about the Zero Coupon Bond Portfolios............... B-14
  U.S. Government Securities.............................................. B-15
  Brady Bonds............................................................. B-18
  Risk Factors Relating to Junk Bonds..................................... B-19
  Other Investment Practices of the SP Large Cap Value and SP Small/Mid-
   Cap Value Portfolios .................................................. B-20
INVESTMENT RESTRICTIONS................................................... B-22
INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS....................... B-28
  Investment Management Arrangements...................................... B-28
  Distribution Arrangements............................................... B-40
  Code of Ethics.......................................................... B-40
OTHER INFORMATION CONCERNING THE FUND..................................... B-41
  Incorporation and Authorized Stock...................................... B-41
  Portfolio Transactions and Brokerage.................................... B-42
  Taxation of the Fund.................................................... B-46
  Custodian and Transfer Agent............................................ B-46
  Experts................................................................. B-47
  Licenses................................................................ B-47
MANAGEMENT OF THE FUND.................................................... B-48
FUND PERFORMANCE.......................................................... B-52
FINANCIAL STATEMENTS...................................................... B-54
APPENDIX: DEBT RATINGS

             INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

I. General

  This Statement of Additional Information provides information about the Fund, which consists of thirty-six separate portfolios--the Conservative Balanced Portfolio, Diversified Bond Portfolio, Diversified Conservative Growth Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Money Market Portfolio, Natural Resources Portfolio, Prudential Jennison Portfolio, Value Portfolio, Small Capitalization Stock Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Growth and Income Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid-Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid-Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio, Stock Index Portfolio, 20/20 Focus Portfolio and Zero Coupon Bond Portfolio 2005. Not every Portfolio is available under every Contract. The prospectus for each Contract lists the Portfolios currently available under that particular Contract. The Portfolios are managed by Prudential Investments Fund Management LLC (PIFM) as discussed under INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS.

  Each of the thirty-six Portfolios has a different investment objective. For this reason, each Portfolio will have different investment results and be subject to different financial and market risks. As discussed in the prospectus, several of the Portfolios may invest in money market instruments and comparable securities as part of assuming a temporary defensive position.

  The investment objectives of the Portfolios can be found under RISK/RETURN SUMMARY and HOW THE PORTFOLIOS INVEST in the prospectus.

  A detailed discussion of the type of investment instruments in which the Portfolios may invest follows.

II. Convertible Securities

  A convertible security is a debt security--for example, a bond--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the issuer's common stock but lower than the rate on the issuer's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

III. Warrants

  Certain Portfolios may invest in warrants on common stocks. A warrant is a right to buy a number of shares of stock at a specified price during a specified period of time. The risk associated with warrants is that the market price of the underlying stock will stay below the exercise price of the warrant during the exercise period. If this occurs, the warrant becomes worthless and the investor loses the money he or she paid for the warrant.

  From time to time, certain fixed-income Portfolios may invest in debt securities that are offered together with warrants but only when the debt security meets the Portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.

IV. Foreign Securities

  Certain portfolios may invest in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers.

  American Depository Receipts (ADRs) are not considered "foreign securities" for purposes of the percentage limitations set forth in the prospectus. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company. ADRs represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in the over-the-counter (OTC) market. Investment in ADRs has certain advantages over direct investments in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as U.S. issuers.

  Foreign securities (including ADRs) involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of an issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in U.S. currency, the risk of currency fluctuations. Foreign securities may be subject to greater movement in price than U.S. securities and under certain market conditions, may be less liquid than U.S securities. In addition, there may be less publicly available information about a foreign company than a U.S company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriations, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a Portfolio to obtain or enforce a judgment against the issuers of such securities.

  If a security is denominated in a foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The Portfolios that may invest in foreign securities may enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by a Portfolio; and protecting the U.S. dollar value of such securities which are held by the Portfolio. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. In addition, the Portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts.

  Special Considerations of Investment in Euro-Denominated Securities. On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Portfolios will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect a Portfolio if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Portfolio's service providers, or by entities with which the Portfolio or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following euro conversion. In addition, the conversion could cause markets to become more volatile. The overall effect of the transition of member states' currencies to the euro is not known at this time. It is likely that more general short- and long-term ramifications can be expected, such as changes in the economic environment and change in the behavior of investors, which would affect a Portfolio's investments and its net asset value. In addition, although U.S. Treasury regulations generally provide that the euro conversion will not, in itself, cause a U.S. taxpayer to realize gain or loss, other changes that may occur at the time of the conversion, such as accrual periods, holiday conventions, indexes, and other features may require the realization of a gain or loss by a Portfolio as determined under existing tax law. The Portfolio managers have taken steps: (1) that they believe will reasonably address euro-related changes to enable the Portfolios and their service providers to process transactions accurately and completely with minimal disruption to business activities and (2) to obtain reasonable assurances that appropriate steps have been taken by the Portfolios' other service providers to address the conversion. The Portfolios have not borne any expense relating to these actions.

V. Options on Stock and Debt Securities

A. Options on Stock

  Certain Portfolios may purchase and "write" (that is, sell) put and call options on equity securities that are traded on securities exchanges, listed on the National Association of Securities Dealers Automated Quotation System (NASDAQ), or privately negotiated with broker-dealers (OTC equity options).

  A call option is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option.

  A put option is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium.

  The Portfolios will write only "covered" options on stocks. A call option is covered if:

   (1) the Portfolio owns the security underlying the option;

   (2) the Portfolio has an absolute right to acquire the security immediately;

   (3) the Portfolio has a call on the same security that underlies the option which has an exercise price equal to or less than the exercise price of the covered option (or, if the exercise price is greater, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

  A put option is covered if:

   (1) the Portfolio sets aside in a segregated account liquid assets that are equal to or greater than the exercise price of the option;

   (2) the Portfolio holds a put on the same security that underlies the option which has an exercise price equal to or greater than the exercise price of the covered option (or, if the exercise price is less, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

  Certain Portfolios can also purchase "protective puts" on equity securities. These are acquired to protect a Portfolio's security from a decline in market value. In a protective put, a Portfolio has the right to sell the underlying security at the exercise price, regardless of how much the underlying security may decline in value. In exchange for this right, the Portfolio pays the put seller a premium.

  The Portfolios may use options for both hedging and investment purposes. None of the Portfolios intends to use more than 5% of its net assets to acquire call options on stocks. The Portfolios may purchase equity securities that have a put or call option provided by the issuer.


B. Options on Debt Securities

  Certain Portfolios may purchase and sell put and call options on debt securities, including U.S. government debt securities, that are traded on a U.S. securities exchange or privately negotiated with primary U.S. government securities dealers that are recognized by the Federal Reserve Bank of New York (OTC debt options). None of the Portfolios currently intends to invest more than 5% of its net assets at any one time in call options on debt securities.

  Options on debt securities are similar to stock options (see above) except that the option holder has the right to acquire or sell a debt security rather than an equity security.

  The Portfolios will write only covered options. Options on debt securities are covered in much the same way as options on equity securities. One exception is in the case of call options on U.S. Treasury Bills. With these options, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value that matches the option contract amount and a maturity date that is no later than the maturity date of the securities underlying the option.

  The above Portfolios may also write straddles--which are simply combinations of a call and a put written on the same security at the same strike price and maturity date. When a Portfolio writes a straddle, the same security is used to "cover" both the put and the call. If the price of the underlying security is below the strike price of the put, the Portfolio will set aside liquid assets as additional cover equal to the difference. A Portfolio will not use more than 5% of its net assets as cover for straddles.

  The above Portfolios may also purchase protective puts to try to protect the value of one of the securities it owns against a decline in market value, as well as putable and callable debt securities.

C. Risks of Transactions in Options on Equity and Debt Securities

  A Portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move opposite to the Portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  Reasons for the absence of a liquid secondary market on an exchange include the following: ( i ) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange;

(v) the facilities of an exchange or a clearing corporation may not be adequate at all times to handle the trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

  The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the OTC option. While the Portfolios will seek to enter into OTC options only with dealers who agree to enter into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, a Portfolio may be unable to liquidate an OTC option. PIFM monitors the creditworthiness of dealers with whom the Portfolios enter into OTC option transactions under the Board of Directors' general supervision.

VI. Options on Stock Indexes

A. Stock Index Options

  Certain Portfolios may purchase and sell put and call options on stock indexes that are traded on securities exchanges, listed on NASDAQ or that are privately-negotiated with broker-dealers (OTC options).

  Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

  A Portfolio will only sell or "write" covered options on stock indexes. A call option is covered if the Portfolio holds stocks at least equal to the value of the index times the multiplier times the number of contracts (the Option Value). When a Portfolio writes a call option on a broadly based stock market index, the Portfolio will set aside cash, cash equivalents or "qualified securities" (defined below). The value of the assets to be segregated cannot be less than 100% of the Option Value as of the time the option is written.

  If a Portfolio has written an option on an industry or market segment index, it must set aside at least five "qualified securities," all of which are stocks of issuers in that market segment, with a market value at the time the option is written of not less than 100% of the Option Value. The qualified securities will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so set aside in the case of broadly based stock market index options or 25% of such amount in the case of options on a market segment index. If at the close of business on any day the market value of the qualified securities falls below 100% of the Option Value as of that date, the

Portfolio will set aside an amount in liquid unencumbered assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the option is written--that is, the index's value is above the strike price--the Portfolio will set aside liquid unencumbered assets equal to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount so set aside may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current Option Value. A "qualified security" is an equity security which is listed on a securities exchange or listed on NASDAQ against which the Portfolio has not written a stock call option and which has not been hedged by the Portfolio by the sale of stock index futures. However, the Portfolio will not be subject to the requirement described in this paragraph if it holds a call on the same index as the call written and the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account with its custodian.

  A put index option is covered if: (1) the Portfolio sets aside in a segregated account liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account.

B. Risks of Transactions in Options on Stock Indexes

  A Portfolio's purchase and sale of options on stock indexes has the same risks as stock options described in the previous section. In addition, the distinctive characteristics of options on indexes create special risks. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. It is the policy of the Portfolios to purchase or write options only on stock indexes which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

  The ability to establish and close out positions on stock index options are subject to the existence of a liquid secondary market. A Portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

  There are certain additional risks associated with writing calls on stock indexes. Because exercises of index options are settled in cash, a call writer such as a Portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Portfolios will follow the "cover" procedures described above.

  Price movements of a Portfolio's equity securities probably will not correlate precisely with movements in the level of the index. Therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the index. In that case, the Portfolio would bear a loss on the call which may not be completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call which is not offset by an increase in the value of its securities and might also experience a loss in its securities. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a Portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

  When a Portfolio has written a stock index call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, a Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options. For example, even if an index call which a Portfolio has written is "covered" by an index call held by the Portfolio with the same strike price, the Portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Portfolio exercises the call it holds or the time the Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

  There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

VII. Options on Foreign Currencies

A. Options on Foreign Currency

  Certain Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts and futures contracts on foreign currencies are employed (see below).

  Options on foreign currencies are similar to options on stocks, except that the option holder has the right to take or make delivery of a specified amount of foreign currency rather than stock.

  A Portfolio may purchase and write options to hedge its securities denominated in foreign currencies. If the U.S. dollar increases in value relative to a foreign currency in which the Portfolio's securities are denominated, the value of those securities will decline in U.S. dollar terms. To hedge against a decline of a foreign currency a Portfolio may purchase put options on that foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, at least in part, the decline in the value of the Portfolio's holdings denominated in that foreign currency. Alternatively, a Portfolio may write a call option on a foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the Portfolio's securities denominated in that foreign currency would be offset in part by the premium the Portfolio received for the option.

  If on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in the foreign currency in which it is denominated, the Portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of adverse movements of the exchange rates. Alternatively, the Portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

B. Risks of Transactions in Options on Foreign Currency

  A Portfolio's successful use of currency exchange options on foreign currencies depends upon the portfolio manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. If the currency exchange rate does not change, the Portfolio's net income would be less than if the Portfolio had not hedged since there are costs associated with options.

  The use of these options is subject to various additional risks. The correlation between the movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risk. A Portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the Portfolio to close out an option depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

  Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

VIII. Futures Contracts and Options on Futures Contracts

A. Futures and Options on Futures

  Certain Portfolios may purchase and sell stock index futures contracts.

  A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

  Certain Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities or interest rate indexes. Certain Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on debt securities, aggregates of debt securities, and U.S. government securities. As discussed in the Prospectus, certain Portfolios also may invest in this type of security.

  Certain Portfolios may purchase and sell futures contracts on foreign currencies. As discussed in the Prospectus, certain Portfolios also may invest in this type of security.

  When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the buyer would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day.

  The Portfolios may purchase or sell futures contracts without limit for hedging purposes. This would be the case, for example, if a portfolio manager is using a futures contract to reduce the risk of a particular position on a security. The above Portfolios can also purchase or sell futures contract for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the Portfolio's assets, taking into account unrealized profits or unrealized losses on any such futures. This would be the case if a portfolio manager uses futures for investment purposes, to increase income or to adjust the Portfolio's asset mix.

B. Additional Information Regarding the Use of Futures and Options by the Stock Index and Small Capitalization Stock Portfolios

  As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Small Capitalization Stock Portfolio seeks to duplicate the performance of the Standard & Poor's Small Capitalization Stock Index (S&P SmallCap Index). The Portfolios will be as fully invested in the S&P Indexes' stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 and S&P SmallCap Indexes, respectively. When the Portfolios do have short-term investments, they may purchase stock index futures contracts in an effort to have the Portfolio better follow the performance of a fully invested portfolio. When a Portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged.

  As an alternative to the purchase of a stock index futures contract, a Portfolio may construct synthetic positions involving options on stock indexes and options on stock index futures that are equivalent to such a long futures position. In particular, a Portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the purchase of a call and the sale of a put at the same time with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the Portfolio will set aside cash or cash equivalents in a segregated account equal to the market value of the Portfolio's forward position to collateralize the position and ensure that it is unleveraged.

C. Risks of Transactions In Futures Contracts

  There are several risks associated with a Portfolio's use of futures contracts. When used for investment purposes (that is, non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indexes, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in volatility, a Portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

  The hours of trading of futures contracts may not conform to the hours during which a Portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

D. Risks of Transactions in Options on Futures Contracts

  Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indexes, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

IX. Forward Foreign Currency Exchange Contracts

  Certain Portfolios may enter into foreign currency exchange contracts to protect the value of their foreign holdings against future changes in the level of currency exchange rates.

  When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when a portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The above Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Portfolios will thereby be served.

  The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of a particular security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

  If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  The above Portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

  Although the Portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

X. Interest Rate Swaps

  Certain Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.

  Interest rate swaps, in their most basic form, involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest. For example, a Portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same--to increase or decrease a Portfolio's exposure to long or short-term interest rates. For example, a Portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.

  The use of swap agreements is subject to certain risks. As with options and futures, if the portfolio manager's prediction of interest rate movements is incorrect, the Portfolio's total return will be less than if the Portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

  Each of the Portfolios will set aside liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

XI. Loan Participations

  Certain Portfolios may invest in fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions. The above Portfolios will generally invest in loans in the form of "loan participations."

  In the typical loan participation, the Portfolio will have a contractual relationship with the lender but not the borrower. This means that the Portfolio will not have any right to enforce the borrower's compliance with the terms of the loan and may not benefit directly from any collateral supporting the loan. As a result, the Portfolio will assume the credit risk of both the borrower and the lender. In the event of the lender's insolvency, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

XII. Reverse Repurchase Agreements and Dollar Rolls

  Certain Portfolios may use up to 30% of their net assets for reverse repurchase agreements and dollar rolls. The Money Market Portfolio and the money market portion of any Portfolio may use up to 10% of its net assets for reverse repurchase agreements.

  In a reverse repurchase transaction, a Portfolio sells one of its securities and agrees to repurchase the same security at a set price on a specified date. During the time the security is held by the other party, the Portfolio will often continue to receive principal and interest payments on the security. The terms of the reverse repurchase agreement reflect a rate of interest for use of the money received by the Portfolio and thus, is similar to borrowing.

  Dollar rolls involve the sale by the Portfolio of one of its securities for delivery in the current month and a contract to repurchase substantially similar securities (for example, with the same coupon) from the other party on a specified date in the future at a specified amount. During the roll period, a Portfolio does not receive any principal or interest earned on the security. The Portfolio realizes a profit to the extent the current sale price is more than the price specified for the future purchase, plus any interest earned on the cash paid to the Portfolio on the initial sale.

  A Portfolio participating in reverse repurchase or dollar roll transactions will set aside liquid assets in a segregated account which equal in value the Portfolio's obligations under the reverse repurchase agreement or dollar roll, respectively.

  Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Portfolio may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. If the other party in a reverse purchase or dollar roll transaction becomes insolvent, a Portfolio's use of the proceeds of the agreement may be restricted pending a determination by a third party of whether to enforce the Portfolio's obligation to repurchase.

XIII. When-issued and Delayed Delivery Securities

  The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis.

  Purchasing a security on a when-issued or delayed delivery basis means that the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater to such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

XIV. Short Sales

  Certain Portfolios may enter into short sales. Portfolios also may invest in this type of security.

  In a short sale, a Portfolio sells a security it does not own in anticipation of a decline in the market value of those securities. To complete the transaction, the Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security it borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Portfolio sold it. Until the security is replaced, the Portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a fee which would increase the cost of the security sold.

  Until a Portfolio replaces a borrowed security used in a short sale, it will set aside liquid assets in a segregated account equal to the current market value of the security sold short or otherwise cover the short position. No more than 25% of any Portfolio's net assets (5% of total assets for the Small Capitalization Stock and Stock Index Portfolios) will be, when added together:
(1) deposited as collateral for the obligation to replace securities borrowed in connection with short sales and (2) segregated in accounts in connection with short sales.

  A Portfolio incurs a loss in a short sale if the price of the security increases between the date of the short sale and the date the Portfolio replaces the borrowed security. On the other hand, a Portfolio will realize gain if the security's price decreases between the date of the short sale and the date the security is replaced.

XV. Loans of Portfolio Securities

  All of the Portfolios except the Money Market Portfolio may lend the securities they hold to broker-dealers, qualified banks and certain institutional investors. All securities loans will be made pursuant to a written agreement and continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal or greater than the market value of the loaned securities plus the accrued interest and dividends. While a security is loaned, the Portfolio will continue to receive the interest and dividends on the loaned security while also receiving a fee from the borrower or earning interest on the investment of the cash collateral. Upon termination of the loan, the borrower will return to the Portfolio a security identical to the loaned security. The Portfolio generally will not have the right to vote a security that is on loan, but would be able to terminate the loan and retain the right to vote if that were considered important with respect to the investment.

  The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In this event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but the Portfolio would be an unsecured creditor with respect to any shortfall and might not be able to recover all or any of it. However, this risk can be decreased by the careful selection of borrowers and securities to be lent.

  None of the Portfolios will lend securities to entities affiliated with Prudential.

XVI. Illiquid Securities

  Each Portfolio, other than the Money Market Portfolio, may hold up to 15% of its net assets in illiquid securities. The Money Market Portfolio may hold up to 10% of its net assets in illiquid securities. Securities are "illiquid" if they cannot be sold in the ordinary course of business within seven days at approximately the value at which the Portfolio has them valued. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

  The Portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. These securities will not be considered illiquid so long as it is determined by the investment adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met:
(1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO (if the security is unrated, the investment adviser must determine that the security is of equivalent quality); and (3) the investment adviser must consider the trading market for the specific security, taking into account all relevant factors. The investment adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test (10% for the Money Market Portfolio) continues to be satisfied.

XVII. Further Information about the Zero Coupon Bond Portfolio 2005

  As stated in the prospectus, the objective of Zero Coupon Bond Portfolio 2005 is to achieve the highest predictable compounded investment return for a specified period of time, consistent with the safety of invested capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage this Portfolio.

  If the Portfolio held only stripped securities that were obligations of the United States Government, maturing on the liquidation date, the compounded yield of the Portfolio from the date of initial investment until the liquidation date could be calculated arithmetically to a high degree of accuracy. By: (i) including stripped corporate obligations and interest bearing debt securities; (ii) including securities with maturity dates within 2 years of the liquidation date; and (iii) more actively managing the Portfolio, the accuracy of the predicted yield is reduced somewhat with the objective of achieving an increased yield. The reduction in accuracy is kept to an acceptably small amount, however, by an investment technique known as "immunization." By purchasing securities with maturity dates or with interest payment dates prior to the liquidation date, a risk is incurred that the payments received will not be able to be reinvested at interest rates as high as or higher than the yield initially predicted. This is known as "reinvestment risk." By including securities with maturity dates after the liquidation date, a risk is incurred that, because interest rates have increased, the market value of such securities will be lower than had been anticipated. This is known as "market risk." It is also possible, conversely, that payments received prior to the liquidation date can be reinvested at higher rates than the predicted yield and that the value of unmatured securities on the liquidation date will be greater than anticipated. Reinvestment risk and market risk are thus reciprocal in that any change in the general level of interest rates has an opposite effect on the two classes of securities described above.

  The Portfolio's investment adviser seeks to balance these risks by making use of the concept of "duration." A bond's duration is the average weighted period of time until receipt of all scheduled cash payments under the bond (whether principal or interest), where the weights are the present value of the amounts to be received on each payment date. Unlike the concept of a bond's "term to maturity," therefore, duration takes into account both the amount and timing of a bond's interest payments, in addition to its maturity date and yield to maturity. The duration of a zero coupon bond is the product of the face amount of the bond and the time until maturity. As applied to a portfolio of bonds, a portfolio's "duration" is the average weighted period of time until receipt of all scheduled payments, whether principal or interest, from all bonds in the portfolio.

  When the Portfolio's duration is equal to the length of time remaining until its liquidation date, fluctuations in the amount of income accumulated by the Portfolio through reinvestment of coupon or principal payments received prior to the liquidation date (that is, fluctuations caused by reinvestment risk) will, over the period ending on the liquidation date, be approximately equal in magnitude to, but opposite in direction from, fluctuations in the market value on the liquidation date of the Portfolio's unmatured bonds (that is, fluctuations caused by market risk). By maintaining the Portfolio's duration within one year of the length of time remaining until its liquidation date, the investment adviser believes that the Portfolio's value on its liquidation date, and hence an investor's compounded investment return to that date, will largely be immunized against changes in the general level of interest rates. The success of this technique could be affected, however, by such factors as changes in the relationship between long-term and short-term interest rates and changes in the difference between the yield on corporate and Treasury securities.

  The investment adviser will also calculate a projected yield for the Portfolio. At the beginning of each week, after the net asset value of the Portfolio has been determined, the investment adviser will calculate the compounded annual yield that will result if all securities in the Portfolio are held until the liquidation date or, if earlier, until their maturity dates (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium of $10,000 is predicted to grow by the Portfolio's liquidation date. Both of these numbers will be furnished upon request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

  As stated in the prospectus, as much as 30% of the Portfolio's assets may be invested in zero coupon debt securities issued by United States corporations or in high grade interest-bearing debt securities, provided that no more than 20% of the assets of the Portfolio may be invested in interest-bearing securities. The extent to which the Portfolio invests in interest-bearing securities may rise above 20% as the Portfolio moves closer to its liquidation date since both reinvestment risk and market risk become smaller as the period to the liquidation date decreases.

XVIII. U.S. Government Securities

A. U.S. Treasury Securities

  Certain Portfolios may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

B. Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities

  Certain Portfolios may invest in debt securities issued or guaranteed by agencies or instrumentalities of the U.S. government, including but not limited to, Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, a Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by the Student Loan Marketing Association (SLMA), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to such entities.

  Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Portfolio in the form of U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury Strips.

  Certain Portfolios may invest in component parts of U.S. government debt securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. Portfolios may also invest in custodial receipts held by a third party that are not U.S. government securities.

Special Considerations.

  U.S. government securities are considered among the most creditworthy of fixed-income investments. The yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. The values of U.S. government securities (like those of fixed-income securities generally) will change as interest rates fluctuate.

  During periods of falling U.S. interest rates, the values of outstanding long-term U.S. government securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of those fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. government securities will not affect investment income from those securities, they will affect the net asset value (NAV) of a Portfolio.

  At a time when a Portfolio has written call options on a portion of its U.S. government securities, its ability to profit from declining interest rates will be limited. Any appreciation in the value of the securities held in the portfolio above the strike price would likely be partially or wholly offset by unrealized losses on call options written by a Portfolio. The termination of option positions under these conditions would generally result in the realization of capital losses, which would reduce the Portfolio's capital gains distributions. Accordingly, a Portfolio would generally seek to realize capital gains to offset realized losses by selling portfolio securities. In such circumstances, however, it is likely that the proceeds of such sales would be reinvested in lower yielding securities.

C. Mortgage-Related Securities Issued Or Guaranteed by U.S. Government Agencies and Instrumentalities

  Certain Portfolios may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC Certificates where the U.S. government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates nor do these guarantees extend to the yield or value of a Portfolio's shares. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees.

  In addition to GNMA, FNMA or FHLMC certificates through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, certain Portfolios may also invest in certain mortgage pass-through securities issued by the U.S. government or its agencies and instrumentalities commonly referred to as mortgage-backed security strips or MBS strips. MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected.

  Certain Portfolios will invest in both Adjustable Rate Mortgage Securities
(ARMs), which are pass-through mortgage securities collateralized by adjustable rate mortgages, and Fixed-Rate Mortgage Securities (FRMs), which are collateralized by fixed-rate mortgages.

FHLMC Securities.

  FHLMC presently issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates
(GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the stated principal amount.

Adjustable Rate Mortgage Securities.

  Generally, ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepayment of principal. However, the major difference between ARMs and FRMs is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified, published interest rate index. Because the interest rate on ARMs generally moves in the same direction as market interest rates, the market value of ARMs tends to be more stable than that of long-term fixed-rate securities.

Fixed-Rate Mortgage Securities.

  Certain Portfolios may invest in high-coupon fixed-rate mortgage securities. Such securities are collateralized by fixed-rate mortgages and tend to have high prepayment rates when the level of prevailing interest rates declines significantly below the interest rates on the mortgages. Thus, under those circumstances, the securities are generally less sensitive to interest rate movements than lower coupon FRMs.

Collateralized Mortgage Obligations.

  Collateralized mortgage obligations (CMOs) are debt instruments collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as Mortgage Assets). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special-purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (REMIC). All future references to CMOs include REMICs and multi-class pass-through securities.

  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

Special Considerations of Mortgage-Backed Securities.

  The underlying mortgages which collateralize the ARMs, CMOs and REMICs in which certain Portfolios may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. In addition, because of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate.

  The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

  Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid prepayment than their stated maturity date would indicate as a result of the pass-through of prepayments on the underlying mortgage obligations. During periods of declining interest rates, prepayments of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, a Portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Portfolio's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses. During periods of rising interest rates, the rate of prepayment mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

XIX. Brady Bonds

  Certain Portfolios may invest in debt obligations commonly known as "Brady Bonds" which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued in connection with the restructuring of the bank loans, for example, of the governments of Mexico, Venezuela and Argentina.

  Brady Bonds have been issued only recently, and, accordingly, do not have a long repayment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market.

  Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which may have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to value recovery payments in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (1) the collateralized repayment of principal at final maturity;
(2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the residual risk). In the event of a default with respect to collateralized Brady Bonds as a result of which payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds which will continue to be outstanding at the time the face amount of the collateral will equal the principal payments which would have been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

XX. Risk Factors Relating to Junk Bonds

  Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (that is, high yield or high risk) securities (commonly referred to as junk bonds) are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Portfolio's net asset value. The investment adviser considers both credit risk and market risk in making investment decisions for a Portfolio. Investors should carefully consider the relative risks of investing in high-yield securities and understand that such securities are not generally meant for short term investing.

  The investment adviser will perform its own investment analysis and will not rely principally on the ratings assigned by the rating services, although such ratings will be considered by the investment adviser. The investment adviser will consider, among other things, the financial history and condition, the prospects and the management of an issuer in selecting securities for a Portfolio.

  Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. During an economic downturn or recession, securities of highly leveraged issuers are more likely to default than securities of higher rated issuers. In addition to the risk of default, there are the related costs of recovery on defaulted issues. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities and, from time to time, it may be more difficult to value high-yield securities than more highly rated securities. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

  Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the debt portion of the Portfolio's portfolio and increasing the exposure of the Portfolio to the risks of high-yield securities.

  Ratings of fixed-income securities represent the rating agencies' opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which a Portfolio may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities which fluctuate in response to the general level of interest rates.

XXI. Other Investment Practices of the SP Large Cap Value and SP Small/Mid-Cap Value Portfolios

  Borrowing. The SP Large Cap Value and SP Small/Mid-Cap Value Portfolios each may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

  Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

  The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. The SP Large Cap Value Portfolio, SP Small/Mid-Cap Value Portfolio, and certain other Portfolios may invest in indexed securities.

  Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Portfolio supply additional cash to a borrower on demand.

  Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

  Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

  A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

  Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

  The SP Large Cap Value Portfolio and SP Small/Mid-Cap Value Portfolio each limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each Portfolio's investment limitations). For purposes of these limitations, a Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require a Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Preferred Stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

  Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

  Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a Portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

  Temporary Defensive Policies. The SP Large Cap Value Portfolio and SP Small/Mid Cap Value Portfolio each reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.


                            INVESTMENT RESTRICTIONS

  Set forth below are certain investment restrictions applicable to the Portfolios. Restrictions 1, 4, and 7 through 9 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 3, 5, 6 and 10 are not fundamental and may be changed by the Board of Directors without shareholder approval.

  With respect to each Portfolio (other than the SP Large Cap Value and SP Small/Mid-Cap Value Portfolios), none of the Portfolios will:

   1. Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Portfolios may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. None of the Portfolios will buy or sell commodities or commodity contracts, except that a Portfolio may, consistent with its investment style, purchase and sell financial futures contracts and options thereon. For purposes of this restriction, futures contracts on currencies and on securities indicies and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

   2. No Portfolio will, except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that any Portfolio may invest in the securities of one or more investment companies to the extent permitted by any order of exemption granted by the United States Securities and Exchange Commission.

   3. Make short sales of securities or maintain a short position, except that the Diversified Bond, Diversified Conservative Growth, 20/20 Focus, High Yield Bond, Government Income, Conservative Balanced, Flexible Managed Portfolios and certain SP Portfolios may sell securities short up to 25% of their net assets (and the Small Capitalization

 Stock and Stock Index Portfolios may sell securities short up to 5% of their total assets) and except that the Portfolios (other than the Money Market and Zero Coupon Bond Portfolio 2005) may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

   4. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by a Portfolio of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin. None of the Portfolios will issue senior securities, borrow money or pledge assets, except as permitted by the Investment Company Act of 1940 and rules thereunder, or by exemptive order, SEC release, no-action letter, or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, short sales, derivative and hedging transactions and collateral arrangements with respect thereto, and obligations of the Fund to Directors pursuant to deferred compensation agreements are not deemed to be a pledge of assets or the issuance of a senior security.

   5. Enter into reverse repurchase agreements if, as a result, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond, Diversified Conservative Growth, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the Portfolio's obligations with respect to those instruments do not exceed 30% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

   6. Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

   7. Make loans, except through loans of assets of a Portfolio, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the Investment Company Act of 1940 and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations. Provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

   8. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

   9. Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the Securities and Exchange Commission ("SEC")).

   10. Invest more than 15% of its net assets in illiquid securities. (The Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities.) For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

  Consistent with item 4 above, the Fund has entered into a joint $1 billion revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on March 13, 1999, is a syndicated arrangement with 12 different major banks.

  Whenever any fundamental investment policy or restriction states a maximum percentage of a Portfolio's assets, it is intended that if the percentage limitation is set at the time the investment is made, a later charge in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

  The Natural Resources Portfolio will generally invest a substantial majority of its total assets in securities of natural resource companies. With respect to item 9 above, as it relates to the Natural Resources Portfolio, the following categories will be considered separate and distinct industries: integrated oil/domestic, integrated oil/international, crude oil production, natural gas production, gas pipeline, oil service, coal, forest products, paper, foods (including corn and wheat), tobacco, fertilizers, aluminum, copper, iron and steel, all other basic metals (for example, nickel, lead), gold, silver, platinum, mining finance, plantations (for example, edible oils), mineral sands, and diversified resources. A company will be deemed to be in a particular industry if the majority of its revenues is derived from or the majority of its assets is dedicated to one of the categories described in the preceding sentence. The Board of Directors of the Fund will review these industry classifications from time to time to determine whether they are reasonable under the circumstances and may change such classifications, without shareholder approval, to the extent necessary.

  Certain additional non-fundamental investment policies are applicable only to the Money Market Portfolio. That Portfolio will not:

   1. Invest in oil and gas interests, common stock, preferred stock, warrants or other equity securities.

   2. Write or purchase any put or call option or combination of them, except that it may purchase putable or callable securities.

   3. Invest in any security with a remaining maturity in excess of 397 days, except that securities held pursuant to repurchase agreements may have a remaining maturity of more than 397 days.

  Certain additional non-fundamental investment policies are applicable only to the High Yield Bond Portfolio. That Portfolio will not:

   1. Invest in any non-fixed income equity securities, including warrants, except when attached to or included in a unit with fixed income securities, but not including preferred stock.

   2. Invest more than 20% of the market or other fair value of its total assets in United States currency denominated issues of foreign governments and other foreign issuers; or invest more than 10% of the market or other fair value of its total assets in securities which are payable in currencies other than United States dollars. The Portfolio will not engage in investment activity in non-U.S. dollar denominated issues without first obtaining authorization to do so from the Fund's Board of Directors. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.

  Current federal income tax laws require that the assets of each Portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. PIFM intends to maintain the assets of each Portfolio pursuant to those diversification requirements.

Fundamental Investment Restrictions Applicable only to SP Large Cap Value Portfolio and SP Small/Mid-Cap Value Portfolio

Investment Limitations of SP Large Cap Value Portfolio

  The following are the Portfolio's fundamental investment limitations set forth in their entirety. The Portfolio may not:
   1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended;
   2. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   3. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

   4. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;
   5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and
   7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   8. The Portfolio may, notwithstanding any other fundamental policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Portfolio.

  The following investment limitations restrictions are not fundamental and may be changed without shareholder approval.

   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the Portfolio currently intends to comply with certain diversification limits imposed by Subchapter M;
   (ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii) The Portfolio does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).
   (v) The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vi) The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

  For purposes of limitation (i), Subchapter M generally requires the Portfolio to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the Portfolio's total assets are invested in the securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined by Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

  With respect to limitation (v), if, through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

  For purposes of normally investing at least 65% of the Portfolio's total assets in common stocks of companies with large market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

Investment Limitations of SP Small/Mid Cap-Value Portfolio

  The following are the Portfolio's fundamental investment limitations set forth in their entirety. The Portfolio may not:
   1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended;
   2. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   3. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.
   4. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;
   5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and
   7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   8. The Portfolio may, notwithstanding any other fundamental policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research company or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Portfolio.

  The following investment limitations restrictions are not fundamental and may be changed without shareholder approval.

   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the Portfolio currently intends to comply with certain diversification limits imposed by Subchapter M.
   (ii) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).
   (v) The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (vi) The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

  For purposes of limitation (i), Subchapter M generally requires the Portfolio to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the Portfolio's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined by Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

  With respect to limitation (v), if, through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

  For purposes of normally investing at least 65% of the Portfolio's total assets in common stocks of companies with medium market capitalizations, FMR Interprets "total assets" to exclude collateral received for securities lending transactions.

  In addition, the SP Large-Cap Value Portfolio and the SP Small/Mid-Cap Value Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of each Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, each Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of each Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of each Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

                           INVESTMENT MANAGEMENT AND
                           DISTRIBUTION ARRANGEMENTS

I. Investment Management Arrangements

  Prudential Investments Fund Management LLC ("PIFM") serves as adviser and manages the business affairs of all Portfolios of the Fund, including each Portfolio that formerly was managed by The Prudential Insurance Company of America.

  PIFM also serves as the investment adviser to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which PIFM serves as investment adviser, PIFM will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which PIFM acts as investment adviser have different investment objectives and positions, PIFM may from time to time buy a particular security for one or more such entities while at the same time selling such securities for another.

  The Fund operates under a manager-of-managers structure. PIFM is authorized to select (with approval of the Board's independent directors) one or more subadvisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated or modified. It is possible that PIFM will continue to be satisfied with the performance record of the existing subadvisers and not recommend any additional subadvisers. PIFM is also responsible for allocating assets among the subadvisers if a Portfolio has more than one subadviser. In those circumstances, the allocation for each subadviser can range from 0% to 100% of the Portfolio's assets, and PIFM can change the allocations without Board or shareholder approval. Shareholders will be notified of any new subadvisers or materially amended subadvisory agreements.

  The manager-of-managers structure operates under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits us to hire or amend subadvisory agreements, without shareholder approval, only with subadvisers that are not affiliated with Prudential.

The current order imposes the following conditions:

 1. PIFM will provide general management and administrative services to the Fund including overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and, subject to review and approval by the Board, will (i) set the Portfolios' overall investment strategies; (ii) select subadvisers; (iii) monitor and evaluate the performance of subadvisers; (iv) allocate and, when appropriate, reallocate a Portfolio's assets among its subadvisers in those cases where a Portfolio has more than one subadviser; and (v) implement procedures reasonably designed to ensure that the subadvisers comply with the Fund's investment objectives, policies, and restrictions.

 2. Before a Portfolio may rely on the order, the operation of the Portfolio in the manner described in the Application will be approved by a majority of its outstanding voting securities, as defined in the Investment Company Act, or, in the case of a new Portfolio whose public shareholders purchased shares on the basis of a prospectus containing the disclosure contemplated by condition (4) below, by the sole shareholder before offering of shares of such Portfolio to the public.

 3. The Fund will furnish to shareholders all information about a new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new subadviser or any proposed material change in a Portfolio's subadvisory agreement. The Fund will meet this condition by providing shareholders with an information statement complying with the provisions of Regulation 14C under the Securities Exchange Act of 1934, as amended, and Schedule 14C thereunder. With respect to a newly retained subadviser, or a change in a subadvisory agreement, this information statement will be provided to shareholders of the Portfolio a maximum of ninety (90) days after the addition of the new subadviser or the implementation of any material change in a subadvisory agreement. The information statement will also meet the requirements of Schedule 14A under the Exchange Act.

 4. The Fund will disclose in its prospectus the existence, substance and effect of the order granted pursuant to the Application.

 5. No Director or officer of the Fund or director or officer of PIFM will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such director or officer) any interest in any subadviser except for (i) ownership of interests in PIFM or any entity that controls, is controlled by or is under common control with PIFM, or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

 6. PIFM will not enter into a subadvisory agreement with any subadviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or PIFM other than by reason of serving a subadviser to one or more Portfolios (an "Affiliated Subadviser") without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio.

 7. At all times, a majority of the members of the Board will be persons each of whom is not an "interested person" of the Fund as defined in Section 2(a)(19) of the Investment Company Act ("Independent Directors"), and the nomination of new or additional Independent Directors will be placed within the discretion of the then existing Independent Directors.

 8. When a subadviser change is proposed for a Portfolio with an Affiliated Subadviser, the Board, including a majority of the Independent Directors, will make a separate finding, reflected in the Board's minutes, that such change is in the best interests of the Portfolio and its shareholders and does not involve a conflict of interest from which PIFM or the Affiliated subadviser derives an inappropriate advantage.

The Fund intends to seek an amendment to the current order or a new order from the SEC permitting us to (1) hire one or more new affiliated subadvisers without shareholder approval, (2) amend existing agreements with affiliated subadvisers without shareholder approval, and (3) disclose only the aggregate fees (both as a dollar amount and as a percentage of the Fund's net assets) paid to each unaffiliated subadviser ("Aggregate Fee Disclosure") by PIFM, not the Fund. We will, of course, comply with any conditions imposed by the SEC under any new or amended order.

The Non-SP Portfolios

  The agreement between the Fund and PIFM, which was approved by the Board on August 22, 2000 and by shareholders on January 31, 2001, provides that: PIFM will administer the Fund's business affairs and supervise the Fund's investments and PIFM may engage one or more subadvisers for each Portfolio, which will have primary responsibility for determining what investments the Portfolio will purchase, retain, and sell; PIFM (or the subadviser, acting under PIFM's supervision) will select brokers to effect trades for the Portfolio, and may pay a higher commission to a broker that provides research services; PIFM will pay the salaries and expenses of any employee or officer of the Fund (other than the fees and expenses of the Fund's independent directors) and all expenses incurred by PIFM in connection with managing the Fund's business, except expenses covered by the Fund under the agreement (i.e., fees and expenses incurred by the Fund in connection with the management of the investment and reinvestment of the Fund's assets, fees and expenses of the Fund's independent directors, custodial fees and expenses, transfer and dividend disbursing fees and expenses, legal counsel and independent accountant charges and expenses, brokers' commissions and transfer taxes, other local, state or federal taxes, trade association expenses, certificate expenses, fidelity bond and insurance, registration expenses, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and any expenses assumed by the Fund under any distribution plan); PIFM will pay any subadvisory fee; PIFM may replace a Portfolio's subadviser or amend a subadvisory agreement; and if a Portfolio has more than one subadviser, PIFM will determine the allocation of assets among the Portfolio's subadvisers. The agreement may be terminated by either party on not more than 60 days written notice.

  The agreements between PIFM and each subadviser generally provide that: the subadviser will provide day-to-day management of the portion of the Portfolio allocated to it; the subadviser will select brokers to effect trades for the Fund and may pay a higher commission to a broker that provides research services; the subadviser will maintain certain books and records on behalf of the Fund; and PIFM will be responsible for compensating the subadviser for its services out of the investment advisory fee PIFM receives from the Portfolio. The agreements generally permit the Fund, PIFM or the subadviser to terminate the agreement on not more than 60 days written notice.

  PIFM currently charges the following annual advisory fees to the portfolios (other than the SP portfolios of the Fund, which are discussed below): 0.55% for the Conservative Balanced Portfolio, 0.40% for the Diversified Bond Portfolio, 0.75% for the Diversified Conservative Growth Portfolio, 0.45% for the Equity Portfolio, 0.60% for the Flexible Managed Portfolio, 0.75% for the Global Portfolio, 0.40% for the Government Income Portfolio, 0.55% for the High Yield Bond Portfolio, 0.40% for the Money Market Portfolio, 0.45% for the Natural Resources Portfolio, 0.60% for the Prudential Jennison Portfolio, 0.40% for the Small Capitalization Stock Portfolio, 0.35% for the Stock Index Portfolio, 0.40% for the Value Portfolio, 0.75% for the 20/20 Focus Portfolio and 0.40% for the Zero Coupon Bond Portfolio 2005.

  PIFM currently pays the following annual advisory fees to Prudential Investment Management, Inc. (Prudential Investments) based on the portion of the Portfolio managed by Prudential Investments: 0.275% for the Conservative Balanced Portfolio, 0.20% for the Diversified Bond Portfolio, 0.375% for the Diversified Conservative Growth Portfolio, 0.30% for the Flexible Managed Portfolio, 0.20% for the Government Income Portfolio, 0.275% for the High Yield Bond Portfolio, 0.20% for the Money Market Portfolio, 0.26% for the Small Capitalization Stock Portfolio, 0.175% for the Stock Index Portfolio and 0.20% for the Zero Coupon Bond Portfolio 2005.

  PIFM currently pays the following annual advisory fees to Jennison Associates LLC ("Jennison") based on the portion of the Portfolio managed by
Jennison:

  Diversified Conservative Growth Portfolio (Growth portion)
    0.30% for first $300 million in assets;
    0.25% for assets above $300 million
  Diversified Conservative Growth Portfolio (Value portion)
    0.375% for all assets
  Equity Portfolio
    0.225% for all assets
  Global Portfolio
    0.375% for all assets
  Natural Resources Portfolio
    0.225% for all assets
  Prudential Jennison Portfolio
    0.75% for first $10 million in assets;
    0.50% for next $30 million in assets;
    0.35% for next $25 million in assets;
    0.25% for next $335 million in assets;
    0.22% for next $600 million in assets;
    0.20% for assets above $1 billion.
  20/20 Focus Portfolio (Growth portion)
    0.30% for first $300 million in assets;
    0.25% for assets above $300 million
  20/20 Focus Portfolio (Value portion)
    0.375% for all assets
  Value Portfolio
    0.20% for all assets

  PIFM currently pays the following annual advisory fees to Salomon Brothers Asset Management Inc. ("Salomon") based on the portion of the Equity Portfolio managed by Salomon: 0.40% for the first $50 million in assets, 0.30% for the next $250 million in assets, and 0.155% for assets over $300 million. For purposes of calculating these fees, the assets of the Equity Portfolio are combined with the assets of the PIFM-advised retail fund counterpart to that Portfolio.

  PIFM currently pays the following annual advisory fees to GE Asset Management Incorporated ("GEAM") based on the portion of the Equity Portfolio managed by GEAM: 0.30% for the first $50 million in assets, 0.20% for the next $250 million in assets, and 0.15% for assets over $300 million. For purposes of calculating these fees, the assets of the Equity Portfolio are combined with the assets of the PIFM-advised retail fund counterpart to that Portfolio.

  PIFM currently pays the following annual advisory fees to Deutsche Asset Management Inc. ("Deutsche") based on the portion of the Value Portfolio managed by Deutsche: 0.29% for the first $50 million in assets, 0.23% for the next $250 million in assets, and 0.15% for assets over $300 million. For purposes of calculating these fees, the assets of the Prudential Value Portfolio are combined with the assets of the PIFM-advised retail fund counterpart to that Portfolio.

  PIFM currently pays the following annual advisory fees to Key Asset Management Inc. ("Key") based on the portion of the Value Portfolio managed by
Key: 0.29% for the first $50 million in assets, 0.23% for the next $250 million in assets, and 0.15% for assets over $300 million. For purposes of calculating these fees, the assets of the Value Portfolio are combined with the assets of the PIFM-advised retail fund counterpart to that Portfolio.

  The Fund, PIFM, Prudential Investments, Jennison, Salomon, GEAM, Deutsche and Key have all adopted codes of ethics which have been approved by the Board of Directors of the Fund. The codes permit personnel subject to them, including the portfolio managers, to invest in securities for their personal account, including securities that may be purchased or held by the Fund. The codes, however, include protective provisions that prohibit certain investments and implement certain black-out periods, i.e., periods during which personnel may not make certain investments.

  For the years ended December 31, 2000, 1999 and 1998, the following fees were paid for providing investment management services to the Portfolios:

                           INVESTMENT MANAGEMENT FEES
                             YEAR ENDED DECEMBER 31

               Portfolio                     2000         1999         1998
               ---------                 ------------ ------------ ------------
Conservative Balanced Portfolio......... $ 22,076,301 $ 25,195,056 $ 26,224,569
Diversified Bond Portfolio..............    4,904,903    4,880,364    3,782,116
Diversified Conservative Growth Portfo-
 lio....................................    1,264,549      398,516          n/a
Equity Portfolio........................   25,541,146   28,188,640   28,389,539
Flexible Managed Portfolio..............   28,517,533   31,532,667   33,049,940
Global Portfolio........................   10,215,401    7,287,427    5,342,945
Government Income Portfolio.............    1,180,202    1,545,837    1,735,370
High Yield Bond Portfolio...............    4,033,448    4,421,391    3,782,134
Money Market Portfolio..................    4,797,244    4,400,851    3,246,494
Natural Resources Portfolio.............    1,461,964    1,182,863    1,349,743
Prudential Jennison Portfolio...........   19,619,124   11,126,560    4,662,187
Small Capitalization Stock Portfolio....    1,992,363    1,504,880    1,243,051
Stock Index Portfolio...................   15,894,594   14,259,131   10,279,903
20/20 Focus Portfolio...................      676,517      151,794          n/a
Value Portfolio (formerly Equity Income
 Portfolio).............................    7,287,882    8,409,886    8,830,161
Zero Coupon Bond 2005 Portfolio.........      182,514      179,486      149,980
                                         ------------ ------------ ------------
  Total................................. $149,645,685 $144,825,584 $132,227,473
                                         ============ ============ ============

--------

Note: The SP Portfolios commenced operations in 2000, so there is not a full year of investment management fees to report.

  For the year ended December 31, 2000, Prudential or PIFM paid the following fees to the subadvisers listed below for providing subadvisory services to the
Portfolios:

                                SUBADVISORY FEES

                      YEAR ENDED DECEMBER 31, 2000/1/

          Portfolio                          Subadviser                 2000
          ---------                          ----------                 ----
Conservative Balanced Portfo-
 lio..........................  Prudential Investment Corporation    $11,038,151
Diversified Bond Portfolio....  Prudential Investment Corporation      2,452,452
Diversified Conservative
 Growth Portfolio.............  Pacific Investment Management Co.        159,561
                                Prudential Investment Corporation        163,539
                                Jennison Associates LLC                  128,045
                                The Dreyfus Corporation                   38,891
                                Franklin Advisers, Inc.                   41,664
Equity Portfolio..............  Prudential Investment Corporation      8,795,447
                                Jennison Associates LLC                3,155,597
Flexible Managed Portfolio....  Prudential Investment Corporation     14,258,767
Global Portfolio..............  Jennison Associates LLC                1,141,197
                                Prudential Investment Corporation      3,980,264
Government Income Portfolio...  Prudential Investment Corporation      5,107,701
High Yield Bond Portfolio.....  Prudential Investment Corporation      2,016,724
Money Market Portfolio........  Prudential Investment Corporation      2,398,622
Natural Resources Portfolio...  Jennison Associates LLC                  194,344
                                Prudential Investment Corporation        510,893
Prudential Jennison Portfolio.  Jennison Associates LLC                7,009,708
Small Capitalization Stock
 Portfolio....................  Prudential Investment Corporation      1,295,036
Stock Index Portfolio.........  Prudential Investment Corporation      7,947,297
20/20 Focus Portfolio.........  Jennison Associates LLC                  180,499
                                Prudential Investment Corporation        112,353
Value Portfolio (formerly
 Equity Income
 Portfolio)...................  Jennison Associates LLC                  927,632
                                Prudential Investment Corporation      2,479,663
Zero Coupon Bond Portfolio-
 2005.........................  Prudential Investment Corporation         91,257
SP AIM Aggressive Growth Port-
 folio........................  AIM Capital Management, Inc.               4,915
SP AIM Growth and Income Port-
 folio........................  AIM Capital Management, Inc.               4,517
SP Alliance Large Cap Growth
 Portfolio....................  Alliance Capital Management, L.P.          6,891
SP Alliance Technology Portfo-
 lio..........................  Alliance Capital Management, L.P.          8,470
SP Davis Value Portfolio......  Davis Selected Advisers, L.P.              7,511
SP Deutsche International Eq-
 uity Portfolio...............  Bankers Trust Company                      8,528
SP INVESCO Small Company
 Growth Portfolio.............  INVESCO Funds Group, Inc.                  7,232
SP Jennison International
 Growth Portfolio.............  Jennison Associates LLC                   11,785
SP Large Cap Value Portfolio..  Fidelity Management & Research Co.         3,636
SP MFS Capital Opportunities
 Portfolio....................  Massachusetts Financial Services Co.       3,338
SP MFS Mid-Cap Growth Portfo-
 lio..........................  Massachusetts Financial Services Co.       4,148
SP PIMCO High Yield Portfolio.  Pacific Investment Management Co.          4,056
SP PIMCO Total Return Portfo-
 lio..........................  Pacific Investment Management Co.          4,739
SP Prudential U.S. Emerging
 Growth Portfolio.............  Jennison Associates LLC                    3,235
SP Small/Mid-Cap Value Portfo-
 lio..........................  Fidelity Management & Research Co.         5,610
SP Strategic Partners Focused
 Growth Portfolio.............  Alliance Capital Management, Inc.          4,175
                                Jennison Associates LLC                    2,180

--------

/1/Each SP Asset Allocation Portfolio invests in shares of other Portfolios only. As a result, no subadvisory fees are directly paid by PIFM for these Portfolios

Franklin Advisers, Inc.

  Franklin is a California corporation located at 777 Mariners Island Blvd., San Mateo, CA 94404. Franklin is a wholly-owned subsidiary of Franklin Resources Inc., a publicly-owned company engaged in the financial services industry through its subsidiaries. Franklin advises 97 domestic equity and fixed income mutual funds in the Franklin Templeton Group of funds. As of September 30, 2000, Franklin and its affiliates managed over $230 billion in assets. Franklin Advisers, Inc. is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods. PIFM pays Franklin Advisers a subadvisory fee equal to 0.50% annually of the assets under Franklin's management, with respect to the Diversified Conservative Growth Portfolio.

The Dreyfus Corporation

  Dreyfus has its headquarters at 200 Park Avenue, New York, NY 10166. Dreyfus is a subsidiary of Mellon Bank corporation, a broad-based financial services company with a bank at its core, and over $300 billion under management or administration. As of December 31, 2000 over $150 billion in assets. Dreyfus is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods. PIFM pays Dreyfus a subadvisory fee equal to 0.45% annually of the assets under Dreyfus's management, with respect to the Diversified Conservative Growth Portfolio.

Pacific Investment Management Company

  PIMCO is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods. PIFM pays PIMCO a subadvisory fee equal to 0.25% annually of the assets under PIMCO's management, with respect to the Diversified Conservative Growth Portfolio.

SP Portfolios

  Prudential Investments Fund Management LLC (PIFM) also serves as adviser and manages the business affairs of all of the "SP" Portfolios of the Fund.

  PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregate assets of approximately $109 billion.

  With respect to each SP Portfolio, PIFM currently charges the following annual advisory fees: 0.84% for the SP Aggressive Growth Asset Allocation Portfolio, 0.95% for the SP AIM Aggressive Growth Portfolio, 0.85% for the SP AIM Growth and Income Portfolio, 0.90% for the SP Alliance Large Cap Growth Portfolio, 1.15% for the SP Alliance Technology Portfolio, 0.75% for the SP Balanced Asset Allocation Portfolio, 0.71% for the SP Conservative Asset Allocation Portfolio, 0.75% for the SP Davis Value Portfolio, 0.90% for the SP Deutsche International Equity Portfolio, 0.80% for the SP Growth Asset Allocation Portfolio, 0.95% for the SP INVESCO Small Company Growth Portfolio, 0.85% for the SP Jennison International Growth Portfolio, 0.80% for the SP Large Cap Value Portfolio, 0.75% for the SP MFS Capital Opportunities Portfolio, 0.80% for the SP MFS Mid-Cap Growth Portfolio, 0.60% for the SP PIMCO High Yield Portfolio, 0.60% for the SP PIMCO Total Return Portfolio, 0.60% for the SP Prudential U.S. Emerging Growth Portfolio, 0.90% for the SP Small/Mid-Cap Value Portfolio, and 0.90% for the SP Strategic Partners Focused Growth Portfolio. For the Asset Allocation Portfolios, the fees quoted above represent a blend of the fees applicable to the constituent Portfolios, plus
 .05% payable to PIFM. None of the constituent Portfolios of the Asset Allocation Portfolios will acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraphs (G) or (F) of section 12(d)(1) under the Investment Company Act of 1940.

  PIFM pays each subadviser to a Portfolio out of the advisory fee that it collects from each Portfolio. A description of the subadviser to each Portfolio, together with the subadvisory fee that PIFM pays to such subadviser, follows.

  PIFM has entered into sub-advisory agreements with the advisers described below (other than PI and the subadvisers described above). Each sub-advisory agreement provides for the sub-advisor to provide investment advisory services to the various Portfolios. Such advisory services include managing the investment operations and composition of the Portfolios in accordance with the Portfolios' investment objectives, supervising the Portfolios' investments and determining what investments and securities will be purchased, retained, sold or loaned and what portion of the assets will be invested or held uninvested as cash, maintaining and preserving the books and records with respect to transactions, providing the custodian with daily transaction information concerning the Portfolios' assets, and reconciling its records to those of the custodian at least once a month and providing performance reporting.

  The sub-advisory agreements may be terminated at any time by the Fund's directors or by a vote of a majority of the outstanding voting securities of the Portfolio, or by PIFM or the sub-advisor at any time on not more than 60 days nor less than 30 days written notice to the parties. The sub-advisory agreements terminate automatically in the event of assignment.

AIM Capital Management, Inc.

  AIM Capital is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

  For the services performed, AIM Capital is compensated by PIFM at the annual percentage of the average daily net assets of the Portfolios as described below:

Fee rate

        SP AIM Aggressive Growth Portfolio   SP AIM Growth and Income Portfolio
        ----------------------------------   ----------------------------------
             .60% first $200 million              .55% first $500 million
              .55% over $200 million               .50% over $500 million

  This fee is computed daily and paid quarterly.

Alliance Capital Management L.P.

  Alliance Capital Management L.P., a leading global investment management firm, with principal offices at 1345 Avenue of the Americas, New York, New York serves as the sub-advisor to the SP Alliance Large Cap Growth, SP Alliance Technology Portfolios and the SP Strategic Partners Focused Growth Portfolio. Alliance Capital Management L.P. is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing such as blackout periods.

SP Alliance Large Cap Growth Portfolio

      Asset Level                                                       Fee Rate
      -----------                                                       --------
      First $500 million...............................................   .60%
      Assets in excess of $500 million.................................   .50%

SP Strategic Partners Focused Growth Portfolio

      Asset Level                                                       Fee Rate
      -----------                                                       --------
      First $ 1 billion................................................   .60%
      Assets in excess of $1 billion...................................   .55%

SP Alliance Technology Portfolio: 0.75% of assets

  These fees will be computed daily and paid quarterly.

Davis Selected Advisers, L.P.

  Davis Selected Advisers, LP serves as the sub-advisor to the SP Davis Value Portfolio. The sub-advisor is located at 2949 East Elvira Road, Tucson, Arizona 85706. Davis Investments LLC is the sub-adviser's sole general partner. Davis Selected Advisers, L.P. is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as requiring pre-clearing of certain transactions and imposing a Seven Day trading window.

  PIFM compensates Davis Selected Advisers for the services provided and the expenses assumed pursuant to the subadvisory agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:

      Asset Level                                                       Fee Rate
      -----------                                                       --------
      $0 to $100 million...............................................   .45%
      above $100 to $500 million.......................................   .40%
      above $500 million...............................................   .35%

  This fee is computed daily and paid quarterly.

Deutsche Asset Management, inc.

  Deutsche Asset Management, Inc. , with headquarters at 130 Liberty Street, New York, New York 10006, acts as the sub-advisor to the SP Deutsche International Equity Portfolio. Deutsche Asset Management is an indirect wholly-owned subsidiary of Deutsche International Bank AG. Deutsche Asset Management is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

      Asset Level                                                       Fee Rate
      -----------                                                       --------
      First $500 million...............................................   .55%
      Assets exceeding $500 million....................................   .50%

  This fee is computed daily and paid quarterly.

Fidelity Management and Research Company

  Fidelity Management & Research Company (FMR) is the sub-advisor to the SP Large Cap Value and SP Small/Mid-Cap Value Portfolios. Fidelity Investments is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as preclearance of any trade in a reportable security.

  PIFM will compensate FMR for the services provided and the expenses assumed pursuant to the subadvisory agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolios as follows:

Fee rate

      Asset Level              SP Large Cap Value Portfolio SP Small/Mid-Cap Value Portfolio
      -----------              ---------------------------- --------------------------------
      First $250 million......             .50%                           .55%
      Next $500 million.......             .45%                           .50%
      Over $750 million.......             .35%                           .40%

  This fee is computed daily and paid quarterly.

INVESCO Funds Group, Inc.

  INVESCO Funds Group, Inc. (INVESCO), is the sub-advisor for the SP INVESCO Small Company Growth Portfolio. INVESCO is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

  PIFM will compensate INVESCO for the services provided and the expenses assumed pursuant to the subadvisory agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:

      Asset Level                                                       Fee Rate
      -----------                                                       --------
      $0 to $250 million...............................................   .55%
      above $250 to $500 million.......................................   .52%
      above $500 million...............................................   .47%

  This fee is computed daily and paid quarterly.

Jennison Associates LLC

  Jennison Associates LLC (Jennison) is the sub-adviser to the SP Jennison International Growth Portfolio, the SP Strategic Partners Focused Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolios. Jennison is located at 466 Lexington Avenue, New York, New York 10017. Jennison Associates LLC is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

  PIFM compensates Jennison for the services provided and the expenses assumed pursuant to the Subadvisory Agreement for the SP Jennison International Growth Portfolio at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:

      Asset level                                                       Fee Rate
      -----------                                                       --------
      $0 to $300 million...............................................   .60%
      Above $300 million and up to $1.5 billion........................   .50%
      over $1.5 billion................................................   .45%

  As sub-adviser to the SP Strategic Partners Focused Growth Portfolio, Jennison will be compensated at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:

      Assets                                                                Fee
      ------                                                                ----
      $0 to $300 million................................................... .30%
      above $300 million................................................... .25%

  For the SP Prudential U.S. Emerging Growth Portfolio, PIFM will charge an advisory fee of 0.60%, which it will split equally with Jennison.

  This fee is computed daily and paid quarterly.

Massachusetts Financial Services Company

  Massachusetts Financial Services Company ("MFS"), acts as sub-adviser to the SP MFS Capital Opportunities and SP MFS Mid-Cap Growth Portfolios. MFS is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada Inc., a publicly owned insurance and financial services company. MFS is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

  PIFM compensates MFS for the services provided and the expenses assumed pursuant to the Subadvisory Agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolios as follows:

      Asset level                                                       Fee rate
      -----------                                                       --------
      $0 to $300 million...............................................   .40%
      above $300 to $600 million.......................................  .375%
      above $600 million to $900 million...............................  .350%
      above $900 million to $1.5 billion...............................  .325%
      over $1.5 billion................................................  .250%

  This fee is computed daily and paid quarterly.

Pacific Investment Management Company

  Pacific Investment Management Company ("PIMCO") is the sub-advisor for the SP PIMCO High Yield and SP PIMCO Total Return Portfolios. PIMCO is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as a preclearance requirement.

  PIFM will compensate PIMCO for the services performed and the expenses assumed at the annual rate of .25% of the average daily net assets of each Portfolio. This fee will be computed daily and paid quarterly.

                                                                        Fee Rate
                                                                        --------
      SP PIMCO Total Return............................................  0.25%
      SP PIMCO High Yield..............................................  0.25%

II. Distribution Arrangements

  Prudential Investment Management Services LLC ("PIMS"), a direct wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Fund by distributing Fund shares on a continuous basis. PIMS is a limited liability corporation organized under Delaware law in 1996. PIMS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. Since the Fund's shares do not carry any sales load, no part of any sales load is paid to PIMS for its distribution services to the Fund.

  The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plan) in respect of Class II of each Portfolio. The expenses incurred under the Plan include commissions and account servicing fees paid to, or on account of, insurers or their agents who sell Class II shares, advertising expenses, indirect and overhead costs of the Fund's underwriter associated with the sale of Class II shares. Under the Plan, the Fund pays PIMS 0.25 of 1% of the average net assets of the Class II shares.

  The Class II Plan will continue in effect from year to year, upon annual approval by a vote of the Fund's Board of Directors, including a majority vote of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "12b-1 Directors"). The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of Class II. The Plan may not be amended to materially increase the amounts payable thereunder without shareholder approval.

  For the fiscal year ended December 31, 2000, PIMS received $13,876 under the Class II Plan and spent approximately $14,000 in distributing Class II Shares. It is estimated that all of the latter amount was paid in the form of account servicing fees or other fees paid to, or on account of, insurers or their agents who sell Class II shares.

III. Code of Ethics

  The Board of Directors of the Fund has adopted a Code of Ethics. The Code permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Code prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Code is on public file with, and are available from, the Commission.

                     OTHER INFORMATION CONCERNING THE FUND

I. Incorporation and Authorized Stock

  The Fund was incorporated under Maryland law on November 15, 1982. As of the date of this SAI, the shares of capital stock are divided into seventy-two classes: Conservative Balanced Portfolio Capital Stock--Class I, Conservative Balanced Portfolio Capital Stock--Class II, Diversified Bond Portfolio Capital Stock--Class I, Diversified Bond Portfolio Capital Stock--Class II, Diversified Conservative Growth Portfolio Capital Stock--Class I, Diversified Conservative Growth Portfolio Capital Stock--Class II, Equity Portfolio Capital Stock--Class I, Equity Portfolio Capital Stock--Class II, Flexible Managed Portfolio Capital Stock--Class I, Flexible Managed Portfolio Capital Stock--Class II, Global Portfolio Capital Stock--Class I, Global Portfolio Capital Stock--Class II, Government Income Portfolio Capital Stock--Class I, Government Income Portfolio Capital Stock--Class II, High Yield Bond Portfolio Capital Stock--Class I, High Yield Bond Portfolio Capital Stock--Class II, Money Market Portfolio Capital Stock--Class I, Money Market Portfolio Capital Stock--Class II, Natural Resources Portfolio Capital Stock--Class I, Natural Resources Portfolio Capital Stock--Class II, Prudential Jennison Portfolio Capital Stock--Class I, Prudential Jennison Portfolio Capital Stock--Class II, Small Capitalization Stock Portfolio Capital Stock--Class I, Small Capitalization Stock Portfolio Capital Stock--Class II, SP Aggressive Growth Asset Allocation Portfolio--Class I, SP Aggressive Growth Asset Allocation Portfolio--Class II, SP AIM Aggressive Growth Portfolio--Class I, SP AIM Aggressive Growth Portfolio--Class II, SP AIM Growth and Income Portfolio-- Class I, SP AIM Growth and Income Portfolio--Class II, SP Alliance Large Cap Growth Portfolio--Class I, SP Alliance Large Cap Growth Portfolio--Class II, SP Alliance Technology Portfolio--Class I, SP Alliance Technology Portfolio-- Class II, SP Balanced Asset Allocation Portfolio--Class I, SP Balanced Asset Allocation Portfolio--Class II, SP Conservative Asset Allocation Portfolio-- Class I, SP Conservative Asset Allocation Portfolio--Class II, SP Davis Value Portfolio--Class I, SP Davis Value Portfolio--Class II, SP Deutsche International Equity Portfolio--Class I, SP Deutsche International Equity Portfolio--Class II, SP Growth Asset Allocation Portfolio--Class I, SP Growth Asset Allocation Portfolio--Class II, SP INVESCO Small Company Growth Portfolio--Class I, SP INVESCO Small Company Growth Portfolio--Jennison International Growth Portfolio--Class I, SP Jennison International Growth Portfolio--Class II, SP Large Cap Value Portfolio--Class I, SP Large Cap Value Portfolio--Class II, SP MFS Capital Opportunities Portfolio--Class I, SP MFS Capital Opportunities Portfolio--Class II, SP MFS Mid Cap Growth Portfolio-- Class I, SP MFS Mid Cap Growth Portfolio--Class II, SP PIMCO High Yield Portfolio--Class I, SP PIMCO High Yield Portfolio--Class II, SP PIMCO Total Return Portfolio--Class I, SP PIMCO Total Return Portfolio--Class II, SP Prudential U.S. Emerging Growth Portfolio--Class I, SP Prudential U.S. Emerging Growth Portfolio--Class II, SP Small/Mid Cap Value Portfolio--Class I, SP Small/Mid Cap Value Portfolio--Class II, SP Strategic Partners Focused Growth Portfolio--Class I, SP Strategic Partners Focused Growth Portfolio-- Class II, Stock Index Portfolio Capital Stock--Class I, Stock Index Portfolio Capital Stock--Class II, 20/20 Focus Portfolio Capital Stock--Class I, 20/20 Focus Portfolio Capital Stock--Class II, Value Portfolio Capital Stock--Class I, Value Portfolio Capital Stock--Class II, Zero Coupon Bond 2005 Portfolio Capital Stock--Class I and Zero Coupon Bond 2005 Portfolio Capital Stock-- Class II.

  Each class of shares of each Portfolio represents an interest in the same assets of the Portfolio and is identical in all respects except that: (1) Class II shares are subject to distribution and administration fees whereas Class I shares are not; (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interest of one class differs from the interests of any class; and (3) each class is offered to a limited group of investors.

  The shares of each class, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable. Each share of each class is equal as to earnings, assets and voting privileges. Class II bears the expenses related to the distribution of its shares. In the event of liquidation, each share of a Portfolio is entitled to its portion of all of the Portfolio's assets after all debts and expenses of the Portfolio have been paid. Since Class II shares bear distribution and administration expenses, the liquidation proceeds to Class II shareholders are likely to be lower than to Class I shareholders, whose shares are not subject to any distribution or administration fees.

  From time to time, Prudential has purchased shares of the Fund to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Fund, which in turn, are generally voted in accordance with instructions from Contract owners.

II. Portfolio Transactions and Brokerage

  The subadvisers are responsible for overseeing decisions to buy and sell securities, options on securities and indexes, and futures and related options for the Fund. Broker-dealers may receive brokerage commissions on Portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential (PSI).

  Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with PSI in any transaction in which PSI acts as principal. Thus, it will not deal with PSI if execution involves PSI's acting as principal with respect to any part of the Fund's order.

  Portfolio securities may not be purchased from any underwriting or selling syndicate of which PSI, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

  In placing orders for portfolio securities of the Fund, a subadviser's overriding objective is to obtain the best possible combination of price and execution. PIFM seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that the subadvisers may consider in selecting a particular broker, dealer or futures commission merchant firms are: knowledge of negotiated commission rates currently available and other transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the knowledge of the financial stability of the firms; the knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction. The greater a Portfolio's portfolio turnover (i.e., purchases or sales of securities), the greater the Portfolio's "other expenses" are likely to be.

  When a subadviser selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer-software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of a subadvisers' investment activities; some of such services, obtained in connection with the execution of transactions for one investment account may be used in managing other accounts, and not all of these services may be used in connection with the Fund.

  PSI (or a broker-dealer affiliated with a subadviser of the Fund) may act as a securities broker or futures commission merchant for the Fund. In order for PSI or such other broker-dealer to effect any transactions for the Portfolios, the commissions received by PSI or such other broker-dealer must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow PSI or such other broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to PSI or such other broker-dealer are consistent with the foregoing standard.

  For the years ended December 31, 2000, 1999, and 1998, the Portfolios paid the following amounts in brokerage commissions:

                       Commissions Paid by the Portfolios
                          Year Ended December 31, 2000

                                                          Commission    % of
                                               Aggregate   Paid to   Commissions
                     Portfolio                Commissions    PSI     Paid to PSI
                     ---------                ----------- ---------- -----------
       Conservative Balanced Portfolio.....   $   871,168  $  3,837      .44%
       Diversified Bond Portfolio..........           --        --
       Diversified Conservative Growth
       Portfolio...........................       116,000       375      .32%
       Equity Portfolio....................     8,844,672   236,518     2.67%
       Flexible Managed Portfolio..........     3,277,559    20,378      .62%
       Global Portfolio....................     2,945,617
       Government Income Portfolio.........           --
       High Yield Bond Portfolio...........         5,944
       Money Market Portfolio..............           --
       Natural Resources Portfolio.........       300,465     3,600     1.20%
       Prudential Jennison Portfolio.......     3,576,595   235,120     6.57%
       Small Capitalization Stock Portfo-
        lio................................       415,780
       Stock Index Portfolio...............       153,073
       20/20 Focus Portfolio...............       315,819       258      .08%
       Value (formerly Equity Income) Port-
        folio..............................     5,470,640   143,551     2.62%
       Zero Coupon Bond Portfolio 2005.....           --
       SP Aggressive Growth Asset Alloca-
        tion Portfolio ....................           --        N/A      N/A
       SP AIM Aggressive Growth Portfolio..         1,927       N/A      N/A
       SP AIM Growth and Income Portfolio..         2,936       N/A      N/A
       SP Alliance Large Cap Growth Portfo-
        lio................................         7,107       N/A      N/A
       SP Alliance Technology Portfolio....          3666       N/A      N/A
       SP Balanced Asset Allocation Portfo-
        lio................................           --        N/A      N/A
       SP Conservative Asset Allocation
        Portfolio..........................           --        N/A      N/A
       SP Davis Value Portfolio............        11,989       N/A      N/A
       SP Deutsche International Equity
        Portfolio..........................        22,883       N/A      N/A
       SP Growth Asset Allocation Portfo-
        lio................................           --        N/A      N/A
       SP INVESCO Small Company Growth
        Portfolio..........................         4,228       N/A      N/A
       SP Jennison International Growth
        Portfolio..........................        24,014       N/A      N/A
       SP Large Cap Value Portfolio........         1,113       N/A      N/A
       SP MFS Capital Opportunities Portfo-
        lio................................         4,220       N/A      N/A
       SP MFS Mid-Cap Growth Portfolio.....         1,690       N/A      N/A
       SP PIMCO High Yield Portfolio.......           --        N/A      N/A
       SP PIMCO Total Return Portfolio.....           --        N/A      N/A
       SP Prudential U.S. Emerging Growth
        Portfolio..........................         4,555       N/A      N/A
       SP Small/Mid-Cap Value Portfolio....         3,647       N/A      N/A
       SP Strategic Partners Focused Growth
        Portfolio..........................         7,854       N/A      N/A
       Total...............................    26,395,161   643,637      N/A

                      Commissions Paid by the Portfolios
                         Year Ended December 31, 1999

                                                                        % of
                                              Aggregate  Commissions Commissions
                   Portfolio                 Commissions Paid to PSI Paid to PSI
                   ---------                 ----------- ----------- -----------
   Conservative Balanced.................... $  280,871   $  2,600        .93%
   Equity Income............................  1,751,497     69,381       3.96%
   Flexible Managed.........................    782,063     10,257       1.31%
   High Yield...............................     11,184          0       0.00%
   Natural Resources........................    467,448      3,431        .73%
   Prudential Jennison......................  1,843,765    188,075      10.20%
   Small Cap Stock..........................    258,130          0       0.00%
   Stock Index..............................    161,051          0       0.00%
   Value (formerly Equity Income)...........  2,503,195    319,224      12.75%
   Total.................................... $8,059,204   $592,968

                      Commissions Paid by the Portfolios
                         Year Ended December 31, 1998

                                                                        % of
                                              Aggregate  Commissions Commissions
                   Portfolio                 Commissions Paid to PSI Paid to PSI
                   ---------                 ----------- ----------- -----------
   Conservative Balanced.................... $ 1,320,049  $ 32,490      2.46%
   Equity Income............................   1,808,503   160,840      8.89%
   Flexible Managed.........................   2,176,922   103,021      4.73%
   Global...................................   1,891,928    14,247      0.75%
   High Yield Bond..........................       6,770         0      0.00%
   Natural Resources........................     331,482     1,800      0.54%
   Prudential Jennison......................     936,449    56,980      6.08%
   Small Cap Stock..........................     249,010         0      0.00%
   Stock Index..............................     180,781         0      0.00%
   Value (formerly Equity Income)...........   3,861,374   294,641      7.63%
   Total.................................... $12,763,268  $664,019

III. Taxation of the Fund

  The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Code of 1986, as amended (the "Code"). The Fund generally will not be subject to federal income tax to the extent it distributes to shareholders its net investment income and net capital gains in the manner required by the Code. There is a 4% excise tax on the undistributed income of a regulated investment company if that company fails to distribute the required percentage of its net investment income and net capital gains. The Fund intends to employ practices that will eliminate or minimize this excise tax.

  Federal tax law requires that the assets underlying variable contracts, including the Fund, meet certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable.

  Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the return on those securities.

  This is a general and brief summary of the tax laws and regulations applicable to the Fund. The law and regulations may change. You should consult a tax adviser for complete information and advice.

IV. Custodian and Transfer Agent

  State Street Bank and Trust Company (State Street), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the Portfolios. State Street is also the custodian of the assets held in connection with repurchase agreements entered into by the Portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these Portfolios. State Street employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Fund's foreign assets held outside the United States. The transfer agent is Prudential Mutual Fund Series LLC (PMFS), 194 Wood Avenue South, Iselin, NJ 08830. For performance by PMFS pursuant to the Transfer Agency and Service Agreement, the Fund pays to PMFS an annual fee of $125,000 and certain out-of-pocket expense including, but not limited to; postage, stationery, printing, allocable communication costs, microfilm or microfiche, and expense incurred at the specific direction of the Fund.

V. Experts

  The financial statements of the Fund as of December 31, 2000 included in this statement of additional information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.

VI. Licenses

  As part of the Investment Advisory Agreement, PIFM has granted the Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, PIFM may terminate this license if PIFM or a company affiliated with it ceases to be the Fund's investment adviser. PIFM may also terminate the license for any other reason upon 60 days' written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Fund of such notice, unless a majority of the outstanding voting securities of the Fund vote to continue the Agreement notwithstanding termination of the license.

  The Fund is not sponsored, endorsed, sold or promoted by Standard & Poors ("S&P"). S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund shares.

  S&P Does Not Guarantee The Accuracy And/Or The Completeness Of The S&P 500 Index, The S&P Smallcap 600 Index Or Any Data Included Therein And S&P Shall Have No Liability For Any Errors, Omissions, Or Interruptions Therein. S&P Makes No Warranty, Express Or Implied As To Results To Be Obtained By The Fund, Contract Owners, Or Any Other Person Or Entity From The Use Of The S&P 500 Index, The S&P Smallcap 600 Index Or Any Data Included Therein. S&P Makes No Express Or Implied Warranties, And Expressly Disclaims All Warranties Of Merchantability Or Fitness For A Particular Purpose Or Use With Respect To The S&P 500 Index, The S&P Smallcap 600 Index Or Any Data Included Therein. Without Limiting Any Of The Foregoing, In No Event Shall S&P Have Any Liability For Any Special, Punitive, Indirect, Or Consequential Damages (Including Lost Profits), Even If Notified Of The Possibility Of Such Damages.

                            MANAGEMENT OF THE FUND

  The names of all directors and major officers of the Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street, Newark, New Jersey 07102-3777.

DIRECTORS OF THE FUND

  Eugene C. Dorsey, 74, Director--Retired President, Chief Executive Officer and Trustee of the Gannett Foundation (now Freedom Forum); former publisher of four Gannett newspapers and Vice President of Gannett Company; past Chairman of Independent Sector (national coalition of philanthropic organizations); former Chairman of the American Council for the Arts; former Director of the Advisory Board of Chase Manhattan Bank of Rochester and Director or Trustee of several funds within the Prudential Mutual Funds Complex.

  Saul K. Fenster, 68, Director--President, New Jersey Institute of Technology. He serves as a Commissioner of the Middle States Association, Commission on Higher Education. He is currently a member of the New Jersey Commission on Science and Technology and a director of the New Jersey State Chamber of Commerce. Mr. Fenster serves on the boards of the Society of Manufacturing Engineering Education Foundation, the Research and Development Council of New Jersey, Prosperity New Jersey, Inc., the Edison Partnership, National Action Council for Minorities in Engineering; Director of IDT Corporation and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Delayne D. Gold, 62, Director--Marketing and Management Consultant; Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Robert F. Gunia*, 54, Vice President and Director--Executive Vice President and Chief Administrative Officer (since June 1999) of Prudential Investments; Corporate Vice President (September 1997-March 1999) of The Prudential Insurance Company of America ("Prudential"); Executive Vice President and Treasurer (since December 1996) of Prudential Investments Fund Management LLC ("PIFM"); President (since April 1999) of Prudential Investment Management Services LLC ("PIMS"); former Senior Vice President (March 1987--May 1999) and former Chief Administrative Officer (July 1989--September 1996) of Prudential Securities Incorporated ("Prudential Securities"); Director (January 1989-- September 1996), Executive Vice President, Treasurer and Chief Financial Officer (June 1987--December 1996) of Prudential Mutual Fund Management, Inc. ("PMF"); Vice President and Director (since May 1989) of The Asia Pacific Fund, Inc. and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Maurice F. Holmes, 58, Director--Director of Center for Innovation in Product Development, Professor of Engineering, Massachusetts Institute of Technology (since January 1998), Chief Engineer and Corporate Vice President, Xerox Corporation (1972--1997); and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Robert E. LaBlanc, 67, Director--President of Robert E. LaBlanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom. Director of Storage Technology Corporation, Chartered Semiconductor Manufacturing, Ltd., Titan Corporation, Salient 3 Communications, Inc. and Tribune Company; Trustee of Manhattan College; and Trustee or Director of several funds within the Prudential Mutual Funds complex.

  Douglas H. McCorkindale, 61, Director--CEO (since May, 2000), Vice Chairman (since 1984) and President (since September 1997) of Gannett Co. Inc. (publishing and media); Director of Gannett Co., Inc., Frontier Corporation and Continental Airlines, Inc.; and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  W. Scott McDonald, Jr. Ph.D, 64, Director--Vice President, Kaludis Consulting Group, Inc. (a Sallie Mae company serving higher education). From 1991 to 1995, Chief Operating Officer, Fairleigh Dickinson University. From 1975--1991, Executive Vice President and Chief Operating Officer, Drew University. A founding director of School, College and University Underwriters Ltd. and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Thomas T. Mooney, 59, Director--President of the Greater Rochester Metro Chamber of Commerce; former Rochester City manager; former Deputy Monroe County Executive; Trustee of Center for Governmental Research, Inc.; Director of Blue Cross of Rochester, Monroe County Water Authority, Executive Service Corps of Rochester and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Stephen P. Munn, 58, Director--Chairman, President and Chief Executive Officer, Carlisle Companies Incorporated (manufacturer of industrial products) and; Director or Trustee of several funds within the Prudential Mutual Funds complex.

  David R. Odenath, Jr.*, 44, Chairman, President and Director--Officer in Charge, President, Chief Executive Officer and Chief Operating Officer (since June 1999) of PIFM; Senior Vice President (since June 1999) of Prudential; Senior Vice President (August 1993--May 1999) of PaineWebber Group, Inc. and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Richard A. Redeker, 57, Director--Former employee of Prudential Investments (October 1996--December 1998); prior thereto, President, Chief Executive Officer and Director (October 1993--September 1996) of PMF. Executive Vice President, Director and Member of the Operating Committee (October 1993 - September 1996) of Prudential Securities; Director (October 1993--September
1996) of Prudential Securities Group, Inc.; Executive Vice President, The Prudential Investment Corporation (January 1994--September 1996); Director (January 1994--September 1996) of Prudential Mutual Fund Distributors, Inc. and Prudential Mutual Fund Services, Inc. and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Judy A. Rice*, 53 Vice President and Director--Executive Vice President (since 1999) of Prudential Investments; Executive Vice President (since 1999) of PIFM; formerly, various positions to Senior Vice President (1992--1999), Prudential Securities, Inc. and Director or Trustee of several funds within the Prudential Mutual Funds complex.

--------
* This member of the Board is an interested person of the Fund as defined in the 1940 Act. They are interested persons of the Fund because they are officers and/or affiliated persons of PIFM, the investment adviser to the Fund. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Fund and PIFM, must be approved by a majority of the members of the Board who are not interested persons of the Fund.

  Robin B. Smith, 61, Director--Chairman and Chief Executive Officer (since August 1996), formerly President and Chief Executive Officer (January 1988 - August 1996) and President and Chief Operating Officer of Publishers Clearing House; Director of BellSouth Corporation, Texaco, Inc., Springs Industries, Inc. and Kmart Corporation; and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Stephen Stoneburn, 57, Director--President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995--June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993--1995) of Cowles Business Media. Senior Vice President of Fairchild Publications, Inc. and Director or Trustee of several funds within the Prudential Mutual Fund complex.

  Nancy H. Teeters, 70, Director--Economist; former Vice President and Chief Economist, International Business Machines Corporation; former Director of Inland Steel Industries (July 1984--1999); and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Joseph Weber Ph.D, 77, Director--Vice President, Finance, Interclass (international corporate learning) since 1991. Former President, The Alliance for Learning. Retired Vice President, Member of the Board of Directors, Member of the Executive and Operating Committees, Hoffmann-LaRoche Inc. Member, Board of Overseers, New Jersey Institute of Technology. Trustee and Vice Chairman Emeritus, Fairleigh Dickinson University; and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Louis A. Weil, III, 60, Director--Former Chairman (January 1999--July 2000), President and Chief Executive Officer (January 1996--July 2000) and Director (since September 1991) of Central Newspapers, Inc.; Chairman of the Board (since January 1996), Publisher and Chief Executive Officer (August 1991-- December 1995) of Phoenix Newspapers, Inc.; and Director or Trustee of several funds within the Prudential Mutual Funds complex.

  Clay T. Whitehead, 61, Director--President of National Exchange Inc. (new business development firm) and Director or Trustee of several funds within the Prudential Mutual Funds complex.

Officers Who Are Not Directors

  William V. Healey, Assistant Secretary--Vice President and Corporate Counsel of Prudential and Chief Legal Officer of Prudential Investments since 1998; Director, ICI Mutual Insurance Company since 1999; prior to 1998, Associate General Counsel of the Dreyfus Corporation.

  Jeffrey Scarbel, Assistant Treasurer--Vice President of Prudential.

  Jonathan D. Shain, Secretary--Vice President and Corporate Counsel of Prudential (since August 1998); formerly, Attorney with Fleet Bank, N.A. (January 1997--July 1998) and Associate Counsel (August 1994--January 1997) of New York Life Insurance Company.

  Grace C. Torres, Treasurer and Principal Financial and Accounting Officer-- First Vice President of PIFM since 1996, prior to 1996: First Vice President of Prudential Securities Inc.

  No director or officer of the Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Fund for services as one of its directors or officers. Each independent director is paid a fee for each Prudential mutual fund group or "cluster" for which he or she serves. For each cluster, each independent director receives an annual retainer fee of $55,000 plus an additional $2,000 per year for serving as a member of the audit or nominating committee. In addition, members that serve on a coordinating executive committee receive an additional annual retainer of $8,000. These fees are shared by all of the funds in the cluster, so this Fund pays a portion of these fees. The independent directors are also reimbursed for all expenses incurred in connection with attendance at meetings.

  The following table sets forth the aggregate compensation paid by the Fund to the independent directors for the fiscal year ended December 31, 2000 and the aggregate compensation paid to such directors for service on the Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 2000.

                               Compensation Table

                                                                       Total
                                            Pension or              Compensation
                                            Retirement   Estimated   From Fund
                                             Benefits      Annual     and Fund
                               Aggregate    Accrued as    Benefits    Complex*
                              Compensation    Part of       Upon      Paid to
     Name and Position         From Fund*  Fund Expenses Retirement Directors**
     -----------------        ------------ ------------- ---------- ------------
Eugene C. Dorsey, Director..    $     0        $   0       $   0      $114,000
Saul K. Fenster, Director...    $57,000        $   0       $   0      $ 91,666
Delayne D. Gold, Director...    $     0        $   0       $   0      $173,000
Robert F. Gunia, Director...    $     0        $   0       $   0      $      0
Maurice F. Holmes, Director.    $     0        $   0       $   0      $ 41,250
Robert E. LaBlanc, Director.    $     0        $   0       $   0      $110,000
Douglas H. McCorkindale, Di-
 rector.....................    $     0        $   0       $   0      $110,000
W. Scott McDonald, Jr., Di-
 rector.....................    $55,000        $   0       $   0      $ 91,666
Thomas T. Mooney, Director..    $     0        $   0       $   0      $173,000
Stephen P. Munn, Director...    $     0        $   0       $   0      $114,000
David R. Odenath, Jr., Di-
 rector.....................    $     0        $   0       $   0      $      0
Richard A. Redeker, Direc-
 tor........................    $     0        $   0       $   0      $110,000
Judy A. Rice, Director......    $     0        $   0       $   0      $      0
Robin B. Smith, Director....    $     0        $   0       $   0      $114,000
Stephen Stoneburn, Director.    $     0        $   0       $   0      $110,000
Nancy H. Teeters, Director..    $     0        $   0       $   0      $118,000
Joseph Weber, Director......    $55,000        $   0       $   0      $ 73,333
Louis A. Weil, III, Direc-
 tor........................    $     0        $   0       $   0      $114,000
Clay T. Whitehead, Director.    $     0        $   0       $   0      $173,000

--------

 * Information is for the calendar year ended December 31, 2000 for 50 funds in the Prudential mutual funds complex. With respect to the independent directors other than Messrs. Fenster, McDonald and Weber, each such director was paid by other funds within the Prudential complex, and not by the Fund. Interested directors of the Fund (currently Mr. Odenath, Mr. Gunia and Ms.
   Rice) are compensated by Prudential.

** Certain of the director fees depicted in the table include amounts representing deferred compensation.

  As of April 1, 2001, the directors and officers of the Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Fund.

FUND PERFORMANCE

  Performance for each of the Portfolios is set out below. These performance figures do not include the effect of charges imposed by variable insurance contracts investing in the Fund which, when deducted, reduce performance.

  For the seven days ended December 26, 2000, the yield of Class I shares of Money Market Portfolio was 6.26%.

  For the 1 year, 5 year and 10 year periods ended on December 31, 2000, the average annual return of Class I shares of each Portfolio is set out below.


                                                         Diversified
  Conservative Balanced         Diversified          Conservative Growth
---------------------------------------------------------------------------
  1 yr.    5 yrs   10 yrs   1 yr.   5 yrs   10 yrs   1 yr.   5 yrs   10 yrs
---------------------------------------------------------------------------
   -.48    8.68     9.66    9.72    5.75     7.83    3.79     N/A     N/A
---------------------------------------------------------------------------

---------------------------------------------------------------------------
         Equity                    Value               Flexible Managed
---------------------------------------------------------------------------
  1 yr.    5 yrs   10 yrs   1 yr.   5 yrs   10 yrs   1 yr.   5 yrs   10 yrs
---------------------------------------------------------------------------
   3.28    13.42   16.08    15.59   16.12   16.17    -1.44   9.44    11.40
---------------------------------------------------------------------------

-------------------------------------------------------------------------------
        Global         Government Income      High Yield        Money Market
-------------------------------------------------------------------------------
  1 yr.   5 yrs 10 yrs 1 yr. 5 yrs 10 yrs 1 yr. 5 yrs 10 yrs 1 yr. 5 yrs 10 yrs
-------------------------------------------------------------------------------
  -17.68  14.35 12.74  12.78 6.06   7.72  -7.91 3.58  10.26  6.20  5.44   4.99
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Small
                                             Capitalization
   Natural Resources   Prudential Jennison       Stock           Stock Index
--------------------------------------------------------------------------------
  1 yr.   5 yrs 10 yrs 1 yr.  5 yrs 10 yrs 1 yr. 5 yrs 10 yrs 1 yr. 5 yrs 10 yrs
--------------------------------------------------------------------------------
  37.66   14.03 13.24  -17.38 19.46  N/A   12.81 13.59  N/A   -9.03 18.05 17.08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
             20/20 Focus                                          Zero Coupon 2005
--------------------------------------------------------------------------------------------------------
   1 yr.         5 yrs               10 yrs               1 yr.               5 yrs               10 yrs
--------------------------------------------------------------------------------------------------------
   -5.41          N/A                 N/A                 13.76               5.82                 9.87


--------
Note: The SP Portfolios commenced operations in 2000, so there is not a full year of performance to report.

Average Amount Total Return

  The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for each class.

  A Portfolio's "average annual total return" is computed according to a formula prescribed by the SEC expressed as follows:

                                 P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000.
T = average annual total return.
n = number of years
ERV = Ending Redeemable Value (ERV) at the end of 1-, 5- or 10-year period (or fractional portion thereof)
      of a hypothetical $1,000 investment made at the beginning of 1-, 5-, or 10-year period.

Aggregate Total Return

  The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for each class.

  A Portfolio's aggregate total return represents the cumulative change in the value of an investment in the Portfolio for the specified period and is computed by the following formula:

                                     ERV-P
                                     -----
                                       P

Where:P = a hypothetical initial payment of $1,000.
          ERV = Ending Redeemable Value (ERV) at the end of 1-, 5- or 10-year period (or fractional portion thereof) of a hypothetical $1,000 investment made at the beginning of 1-, 5-, or 10-year period assuming reinvestment of all dividends and distributions

  The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

  A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operation expenses. Consequently, any given performance quotation should not be considered representative of a Portfolio's performance for any specified period in the future.

  A Portfolio may include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from Lipper Inc., Morningstar Publications, Inc. and other industry publications, business periodicals and market indexes.

                             CALCULATION OF YIELD

  The Money Market Portfolio may from time to time advertise a current quotation of yield. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchase with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Portfolio and operating expenses. The Portfolio also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

           Effective yield = [(base period return + 1)/365///7/] - 1

  Comparative performance information may be used from time to time in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data. Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

  The Money Market Portfolio's yield fluctuates, and an annualized yield quotation is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield for any given period. Actual yield will depend upon not only changes in interest rates generally during the period in which the investment in the Portfolio is held, but also on changes in the Portfolio's expenses.

                           FINANCIAL STATEMENTS

  The Fund's financial statements for the fiscal year ended December 31, 2000, incorporated in this SAI by reference to the Fund's 2000 annual report to shareholders (File No. 2-80896), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Fund's annual report at no charge by request to the Fund by calling (800) 778-2255, or by writing to the Fund at 751 Broad Street, Newark, New Jersey 07102-4077.

                                   APPENDIX

DEBT RATINGS

  Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

BONDS:

  Aaa: Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER:

  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  .  Leading market positions in well-established industries.

  .  High rates of return of funds employed.

  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  . Well established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:

BONDS:

  AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  BB-B-CCC-CC-C: Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.


COMMERCIAL PAPER:

  Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics:

  Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                                     PART C

                               OTHER INFORMATION

ITEM 23.

EXHIBITS

(a)(1)    Articles of Restatement of The Prudential   Incorporated by reference to Post-
          Series Fund, Inc.                           Effective Amendment No. 38 to this
                                                      Registration Statement, filed May 24,
                                                      2000.


(a)(2)    Articles Supplementary to the Articles of   Filed herewith.
          Restatement of The Prudential Series Fund,
          Inc.


(a)(3)    Articles of Amendment to the Articles of    Filed herewith.
          Restatement of The Prudential Series Fund,
          Inc.

   (b)    Amended By-laws of The Prudential Series    Filed herewith.
          Fund, Inc.

   (c)    N/A

(d)(1)    Management Agreement between Prudential     Filed herewith.
          Investments Fund Management, LLC and The
          Prudential Series Fund, Inc.

(d)(2)    Subadvisory Agreement between Prudential    Filed herewith.
          Investments Fund Management LLC and The
          Prudential Investment Corporation.

(d)(3)    Subadvisory Agreement between Prudential    Filed herewith.
          Investments Fund Management LLC and
          Jennison Associates LLC.

(d)(4)    Subadvisory Agreement between The           Incorporated by reference to Post-
          Prudential Insurance Company of America     Effective Amendment No. 36 to this
          and The Dreyfus Corporation.                Registration Statement, filed April 28,
                                                      1999.

(d)(5)    Subadvisory Agreement between The           Incorporated by reference to Post-
          Prudential Insurance Company of America     Effective Amendment No. 36 to this
          and Franklin Advisers, Inc.                 Registration Statement, filed April 28,
                                                      1999.

(d)(6)    Subadvisory Agreement between The           Incorporated by reference to Post-
          Prudential Insurance Company of America     Effective Amendment No. 36 to this
          and Pacific Investment Management Company.  Registration Statement, filed April 28,
                                                      1999.

(d)(8)    Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and AIM     Effective Amendment No. 39 to this
          Capital Management, Inc.                    Registration Statement, filed August 4,
                                                      2000.

(d)(9)    Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and         Effective Amendment No. 39 to this
          Alliance Capital Management, L.P.           Registration Statement, filed August 4,
                                                      2000.

(d)(10)   Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and Davis   Effective Amendment No. 39 to this
          Selected Advisers, L.P.                     Registration Statement, filed August 4,
                                                      2000.

(d)(11)   Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and         Effective Amendment No. 39 to this
          Bankers Trust Company.                      Registration Statement, filed August 4,
                                                      2000.

(d)(12)   Subadvisory Agreement between Prudential     Incorporated by reference to Post-
          Investments Fund Management LLC and          Effective Amendment No. 39 to this
          Fidelity Management & Research Company.      Registration Statement, filed August 4,
                                                       2000.
(d)(13)   Subadvisory Agreement between Prudential     Incorporated by reference to Post-
          Investments Fund Management LLC and          Effective Amendment No. 39 to this
          INVESCO Funds Group, Inc.                    Registration Statement, filed August 4,
                                                       2000.
(d)(14)   Subadvisory Agreement between Prudential     Incorporated by reference to Post-
          Investments Fund Management LLC and          Effective Amendment No. 39 to this
          Massachusetts Financial Services Company.    Registration Statement, filed August 4,
                                                       2000.
(d)(15)   Subadvisory Agreement between Prudential     Filed herewith.
          Investments Fund Management LLC and GE
          Asset Management, Incorporated.
(d)(16)   Subadvisory Agreement between Prudential     Filed herewith.
          Investments Fund Management LLC and
          Salomon Brothers Asset Management, Inc.
(d)(17)   Subadvisory Agreement between Prudential     Filed herewith.
          Investments Fund Management LLC and
          Deutsche Asset Management, Inc.
(d)(18)   Subadvisory Agreement between Prudential     Filed herewith.
          Investments Fund Management LLC and Key
          Asset Management, Inc.
(e)       Distribution Agreement between The           Filed herewith.
          Prudential Series Fund, Inc. and
          Prudential Investment Management Services
          LLC.
(f)       N/A
(g)(1)    Form of Custodian Agreement between          Incorporated by reference to Post-
          Investors Fiduciary Trust Company and The    Effective Amendment No. 34 to this
          Prudential Series Fund, Inc. dated May 19,   Registration Statement, filed April 24,
          1997.                                        1998.
            (i) Custodian Agreement between            Incorporated by reference to Post-
            Investors Fiduciary Trust Company and      Effective Amendment No. 37 to this
            The Prudential Insurance Company of        Registration Statement, filed April 27,
            America dated September 16, 1996.          2000.
            (ii) Assignment of Custodian Agreement     Incorporated by Reference to Amendment No.
            Incorporated by reference to Post-         37 to this Registration Statement, filed
            Effective from Investors Fiduciary Trust   April 27, 2000.
            Company to State Street effective
            January 1, 2000.
            (iii) First Amendment to Custody           Incorporated by reference to Post-
            Agreement between The Prudential           Effective Amendment No. 37 to this
            Insurance Company of America and           Registration Statement, filed April 27,
            Investors Fiduciary Trust Company dated    2000.
            December 1, 1996.
            (iv) Supplement to Custody Agreement       Incorporated by reference to Post-
            between The Prudential Series Fund,        Effective Amendment No. 37 to this
            Inc., Prudential's Gibraltar Fund and      Registration Statement, Filed August 4,
            Investors Fiduciary Trust Company dated    2000.
            August 19, 1998.

(g)(2)   (i) Special Custody Agreement between        Incorporated by reference to Post-
         Prudential Series Fund, Inc., Goldman,       Effective Amendment No. 37 to this
         Sachs & Co., and Investors Fiduciary Trust   Registration Statement, filed April 27,
         Company.                                     2000.


         (ii) Assignment of Special Custody           Incorporated by reference to Post-
         Agreement from Investors Fiduciary Trust     Effective Amendment No. 37 to this
         Company to State Street effective January    Registration Statement, filed April 27,
         1, 2000.                                     2000.

         (iii) First Amendment of Custody Agreement   Incorporated by reference to Post-
         between the Prudential Series Fund, Inc.     Effective Amendment No. 37 to this
         and Prudential's Gibraltar Fund and State    Registration Statement, filed April 27,
         Street Bank and Trust dated March 1, 2000.   2000.

(g)(3)   Investment Accounting Agreement between      Incorporated by reference to Post-
         The Prudential Series Fund Inc.,             Effective Amendment No. 37 to this
         Prudential's Gibraltar Fund and Investor     Registration Statement, filed April 27,
         Fiduciary Trust Company dated December 31,   2000.
         1994.


         (i) First Amendment to Investment            Incorporated by reference to Post-
         Accounting Agreement between The             Effective Amendment No. 37 to this
         Prudential Series Fund, Inc., Prudential's   Registration Statement, filed April 27,
         Gibraltar Fund and Investors Fiduciary       2000.
         Trust Company dated June 20, 1995.

         (ii) Second Amendment to Investment          Incorporated by reference to Post-
         Accounting Agreement between The             Effective Amendment No. 37 to this
         Prudential Series Fund, Inc. and             Registration Statement, filed April 27,
         Prudential's Gibraltar Fund and State        2000.
         Street Bank and Trust dated March 1, 2000.

(h)(1)   Transfer Agent Agreement between             Incorporated by reference to Post-
         Prudential Mutual Fund Services LLC and      Effective Amendment No. 36 to this
         The Prudential Series Fund, Inc. filed       Registration Statement, Filed April 28,
         April 28, 1999.                              1999.


(h)(2)   Fund Participation Agreement between         Incorporated by reference to Post-
         Great-West Life & Annuity Insurance          Effective Amendment No. 37 to this
         Company, The Prudential Series Fund, Inc.,   Registration Statement, filed April 27,
         The Prudential Insurance Company of          2000.
         America, Prudential Investment Management
         Services LLC and Charles Schwab & Co.,
         Inc. dated May 1, 1999.

(h)(3)   Fund Participation Agreement between First   Incorporated by reference to Post-
         Great-West Life & Annuity Insurance          Effective Amendment No. 37 to this
         Company, The Prudential Series Fund, Inc.,   Registration Statement, filed April 27,
         The Prudential Insurance Company of          2000.
         America, Prudential Investment Management
         Services LLC and Charles Schwab & Co.,
         Inc. dated May 1, 1999

(h)(4)   Fund Participation Agreement between The     Incorporated by reference to Post-
         Ohio National Life Insurance Company, The    Effective Amendment No. 37 to this
         Prudential Insurance Company of America,     Registration Statement, filed April 27,
         The Prudential Series Fund, Inc. and         2000.
         Prudential Investment Management Services
         LLC.

(h)(5)      Fund Participation Agreement between         Filed herewith.
            Allianz Life Insurance Company of North
            America, The Prudential Series Fund, Inc.,
            Prudential Investments Fund Management
            LLC, and Prudential Investment Management
            Services LLC, dated December 15, 2000.

(h)(6)      Fund Participation Agreement between         Filed herewith.
            Preferred Life Insurance Company of New
            York, The Prudential Series Fund, Inc.,
            Prudential Investments Fund Management
            LLC, and Prudential Investment Management
            Services LLC, dated December 15, 2000.

(h)(7)      Fund Participation Agreement between         Filed herewith.
            Equitable Life Insurance Company of Iowa,
            The Prudential Series Fund, Inc., The
            Prudential Insurance Company of America,
            and Prudential Investment Management
            Services, LLC, dated April 28, 2000.

(h)(7)(i)   Amendment to the Fund Participation          Filed herewith.
            Agreement between equitable Life Insurance
            Company of Iowa, The Prudential Series
            Fund, Inc., The Prudential Insurance
            Company of America, and Prudential
            Investment Management Services LLC dated
            October 30, 2000.

(h)(8)      Fund Participation Agreement between First   Filed herewith.
            Golden American Life Insurance Company,
            The Prudential Series Fund, Inc., The
            Prudential Insurance Company of America,
            and Prudential Investment Management
            Services LLC, dated April 28, 2000.

(h)(8)(i)   Amendment to the Fund Participation          Filed herewith.
            Agreement between First Golden American
            Life Insurance Company, The Prudential
            Series Fund, Inc., The Prudential
            Insurance Company of America, and
            Prudential Investment Management Services
            LLC dated October 30, 2000.

(h)(9)      Fund Participation Agreement between         Filed herewith.
            Golden American Life Insurance Company,
            The Prudential Series Fund, Inc., The
            Prudential Insurance Company of America,
            and Prudential Investment Management
            Services LLC, dated April 29, 2000.

(h)(9)(i)   Amendment to the Fund Participation          Filed herewith.
            Agreement between Golden American Life
            Insurance Company, The Prudential Series
            Fund, Inc., The Prudential Insurance
            Company of America, and Prudential
            Investment Management Services LLC dated
            October 30, 2000.

(h)(10)     Fund Participation Agreement between The     Filed herewith.
            Guardian Insurance & Annuity Company,
            Inc., The Prudential Series Fund, Inc.,
            The Prudential Insurance Company of
            America, and Prudential Investment
            Management Services LLC, dated September
            1, 2000.

(h)(10)(i)  Amendment to the Fund Participation          Filed herewith.
            Agreement between The Guardian Insurance &
            Annuity Company, Inc., The Prudential
            Series Fund, Inc., The Prudential
            Insurance Company of America, and
            Prudential Investment Management Services
            LLC, dated April 10, 2001.

(h)(11)     Fund Participation Agreement between The     Filed herewith.
            Hartford Life Insurance Company, The
            Prudential Series Fund, Inc., The
            Prudential Insurance Company of America,
            and Prudential Investment Management
            Services LLC, dated June 22, 2000.

(h)(12)     Fund Participation Agreement between The     Filed herewith.
            Hartford Life and Annuity Insurance
            Company, The Prudential Series Fund, Inc.,
            the Prudential Insurance Company of
            America, and Prudential Investment
            Management Services LLC, dated June 22,
            2000.

(h)(13)     Procedural Agreement between Merrill Lynch   Incorporated by reference to Post-
            Futures, Inc., The Prudential Series Fund,   Effective Amendment No. 37 to this
            Inc. and Investors Fiduciary Trust           Registration Statement, filed April 27,
            Company.                                     2000.

(h)(14)     (a) Pledge Agreement between Goldman,        Incorporated by reference to Post-
            Sachs & Co., The Prudential Series Fund,     Effective Amendment No. 37 to this
            Inc. and Investors Fiduciary Trust           Registration Statement, filed April 27,
            Company, dated August 15, 1997.              2000.
            (b) Pledge Agreement between Lehman          Incorporated by reference to Post-
            Brothers Inc., The Prudential Series Fund,   Effective Amendment No. 37 to this
            Inc. and Investors Fiduciary Trust           Registration Statement, filed April 27,
            Company, dated August 29, 1997.              2000.
            (c) Pledge Agreement between J.P. Morgan     Incorporated by reference to Post-
            Futures Inc., The Prudential Series Fund,    Effective Amendment No. 37 to this
            Inc. and Investors Fiduciary Trust Company   Registration Statement, filed April 27,
            dated September 1997.                        2000.
            (d) Pledge Agreement between PaineWebber     Incorporated by reference to Post-
            Inc., The Prudential Series Fund, Inc. and   Effective Amendment No. 37 to this
            Investors Fiduciary Trust Company, dated     Registration Statement, filed April 27,
            September 25, 1997.                          2000.
            (e) Pledge Agreement between Credit Suisse   Incorporated by reference to Post-
            First Boston Corp., The Prudential Series    Effective Amendment No. 37 to this
            Fund, Inc. and Investors Fiduciary Trust     Registration Statement, filed April 27,
            Company dated November 11, 1997.             2000.

(h)(15)     Fund Participation Agreement between Aetna
            Life Insurance and Annuity Company, The
            Prudential Series Fund, Inc., The
            Prudential Insurance Company of America, and Prudential Investment Management
            Services LLC, dated April 27, 2001.

(h)(16)     Fund Participation Agreement between
            American Skandia Life Assurance
            Corporation, The Prudential Series Fund,
            Inc., The Prudential Insurance Company of
            America, and Prudential Investment
            Management Services LLC, dated May 1,
            2001.

(i)         Shea & Gardner Legal Opinion.                Filed herewith.
(j)         Consent of independent accountants.          Filed herewith.
 (k)        N/A
(l)         N/A
 (m)        Amended Rule 12b-1 Plan.                     Filed herewith.
(n)         Amended Rule 18f-3 Plan.                     Filed herewith.
 (p)(1)     Amended Code of Ethics for The Prudential    Filed herewith.
            Series Fund, Inc.
 (p)(2)     Amended Code of Ethics of the Prudential     Filed herewith.
            Investment Corporation, Prudential
            Investments Fund Management LLC and
            Prudential Investment Management Services
            LLC.
 (p)(3)     Code of Ethics for Franklin Advisers, Inc.   Incorporated by reference to Post-
                                                         Effective Amendment No. 37 to this
                                                         Registration Statement, filed April 27,
                                                         2000.
 (p)(4)     Code of Ethics for The Dreyfus               Incorporated by reference to Post-
            Corporation.                                 Effective Amendment No. 37 to this
                                                         Registration Statement, filed April 27,
                                                         2000.
 (p)(5)     Code of Ethics for Pacific Investment        Incorporated by reference to Post-
            Management Company.                          Effective Amendment No. 37 to this
                                                         Registration Statement, filed April 27,
                                                         2000.
 (p)(6)     Code of Ethics for Jennison Associates       Filed herewith.
            LLC.
 (p)(7)     Code of Ethics for AIM Management Group      Incorporated by reference to Post-
            Inc.                                         Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.
 (p)(8)     Amended Code of Ethics for Alliance          Filed herewith.
            Capital Management L.P.
 (p)(9)     Code of Ethics for Davis Selected            Incorporated by reference to Post-
            Advisers, L.P.                               Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.
 (p)(10)    Code of Ethics for Deutsche Asset            Incorporated by reference to Post-
            Management, Inc.                             Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(11)    Amended Code of Ethics for FMR Corp.         Filed herewith.
 (p)(12)    Code of Ethics for INVESCO Funds Group,      Incorporated by reference to Post-
            Inc.                                         Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.
 (p)(13)    Code of Ethics for Massachusetts Financial   Incorporated by reference to Post-
            Services Company.                            Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(14)    Code of Ethics of GE Asset Management        Filed herewith.
            Incorporated
 (p)(15)    Code of Ethics of Solomon Brothers Asset     Filed herewith.
            Management, Inc.
 (p)(16)    Code of Ethics of Deutsche Asset             Filed herewith.
            Management, Inc.
 (p)(17)    Code of Ethics of Key Asset Management,      Filed herewith.
            Inc.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

  Most of the Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

  Registrant's shares will be voted in proportion to the directions of persons having interests in the separate accounts holding shares of the Registrant. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

  The subsidiaries of Prudential are set forth in Schedule D of Prudential's Annual Statement as shown on the following pages. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Gibraltar Fund is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of Prudential which are registered as open-end, diversified management investment companies).

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                                                                                                        Stock of Such Company
                                                                                                         Owned by Insurer on
                                                                                                            Statement Date
                                                                                                      --------------------------
                                                                   4
                                                      3       Do Insurer's
                                                     NAIC       Admitted
                                         2        Valuation  Assets Include
                        1               NAIC        Method     Intangible
                   Description        Company        (See        Assets          5
                     Name of          Code or        SVO       Connected      If Yes,
                   Subsidiary,         Alien       Purposes   with Holding   Amount of                      7
                  Controlled or       Insurer        and        of Such        Such           6           Number          8
 CUSIP             Affiliated      Identification Procedures   Company's    Intangible    Statement         of          % of
 Identification      Company           Number      Manual)       Stock?       Assets        Value         Shares     Outstanding
 -------------- ----------------   -------------- ---------- -------------- ----------- ------------- -------------- -----------
                Prudential
                Realty
 000000-00-0    Securities, Inc.                     3(f)         No                  0       126,000        126,000    100.0
 0699999        Preferred Stock-
                Investment
                Subsidiary                                                            0       126,000            XXX      XXX
 000000-00-0    Heritage
                Property
                Investment Trust                     3(f)         No                  0    93,587,000  3,743,480,000    100.0
 74438*-11-5    Prudential                           3(f)         No                  0       875,461          7,000    100.0
                Timber
                Investments,
                Inc.
 000000-00-0    Rewards Plus of
                America
                Corporation                          3(f)         No                  0    43,318,627  4,708,188,000    100.0
 0799999        Preferred Stock-                                                      0   137,781,088            XXX      XXX
                Other Affiliates
 0899999        Total Preferred                                                       0   137,907,088            XXX      XXX
                Stocks
 74408#-10-9    Pruco Life           79227           3(c)         No                  0   852,998,544    250,000,000    100.0
                Insurance
                Company
 74445@-10-6    Prudential           74020           3(c)         No                  0    12,397,323    500,000,000    100.0
                Health Care and
                Life Insurance
                Co. of America
 1199999        Common Stock-                                                         0   865,395,867            XXX      XXX
                U.S. LAH Insurer
 000000-00-0    Prudential Life                      3(g)         No                  0    60,914,392  6,000,000,000    100.0
                Insurance
                Company of
                Taiwan
 J7443#-10-6    The Prudential       AA-1580001      3(g)         No                  0   381,747,272    100,000,000    100.0
                Life Insurance
                Company, Ltd.
 1299999        Common Stock-                                                         0   442,661,664            XXX      XXX
                Alien Insurer
 74408@-10-1    PRUCO, Inc.                          3(b)         Yes        71,914,501 2,425,032,909         94,000    100.0
 000000-00-0    Prudential                           3(b)         No                  0   135,113,745        100,000    100.0
                International
                Insurance
                Holdings, Ltd.
 744400-10-2    Prudential                           3(b)         Yes           783,100     9,269,559     44,977,000    100.0
                Select Holdings,
                Inc.
 1399999        Common Stock-                                                72,697,601 2,569,416,213            XXX      XXX
                Non-Insurer
                Which Controls
                Insurer
 BREE00-07-9    BREE Investors                       3(b)         No                  0     3,696,127          1,000     50.0
                Inc.
 26243*-10-2    Dryden Finance,                      3(a)         No                  0    55,768,373        278,000    100.0
                Inc.
 26244*-10-1    Dryden Holdings,                     3(a)         No                  0   104,985,483        234,000    100.0
                Inc.
 00000-00-0     Flor-Ag Credit,                      3(a)         No                  0    13,091,437         50,000     98.0
                Inc.
 GATWAY-00-5    Gateway                              3(a)         No                  0    84,109,115        810,000    100.0
                Holdings, Inc.
 37475X-10-5    Gibraltar                            3(a)         No                  0    48,796,152      1,000,000    100.0
                Properties, Inc.
 000000-00-0    PBT Home Equity                      3(a)         No                  0    17,000,132        100,000    100.0
                Holdings, Inc.
 PGA100-AB-0    PGA European                         3(a)         No.                 0     7,838,930        100,000    100.0
                Holdings, Inc.
 69337*-10-9    PIC Realty                           3(b)         No                  0     1,035,361  2,561,003,000    100.0
                Canada, Ltd.
 000000-00-0    PIC Realty                           3(b)         Yes         3,534,716   126,499,440        236,000    100.0
                Corporation
 000000-00-0    Prudential                           3(a)         No                  0     1,942,680        100,000    100.0
                Agricultural
                Credit, Inc.
 74430*-10-5    Prudential                           3(b)         No                  0        37,652        500,000     50.0
                Mortgage Asset
                Corporation II
 74390@-10-1    Prudential                           3(a)         No                  0    72,196,010        132,000     87.0
                Realty
                Securities II,
                Inc.
 744355-2#-4    Prudential                           3(a)         No                  0   572,218,783         92,000    100.0
                Realty
                Securities, Inc.
 78457#-10-0    SMP Holdings,                        3(a)         No                  0    28,149,100        500,000    100.0
                Inc.
 78487@-10-6    SVIIT Holdings,                      3(a)         No                  0   170,951,958      1,000,000    100.0
                Inc.
 1499999        Common Stock-                                                 3,534,716 1,308,317,732            XXX      XXX
                Investment
                Subsidiary
 42726*-10-5    Heritage                             3(a)         No                  0    31,413,000  1,256,520,000    100.0
                Properties
 000000-00-0    Hochman and                          3(b)         Yes        13,461,870     1,708,903        800,000     80.0
                Baker
 000000-00-0    Masterlink                           3(a)         Yes        87,749,016   106,222,589 41,031,800,000     81.0
                Securities
                Investment Trust
                Enterprise
 000000-00-0    PHBIA                                3(a)         No                  0       530,731        100,000    100.0
 000000-00-0    PREI                                 3(a)         No                  0     1,008,659        100,000    100.0
                International,
                Inc.
 000000-00-0    Pruco Securities                     3(b)         No                  0    11,932,404        995,000    100.0
                Corporation
 74437#-20-3    Prudential Asset                     3(a)         Yes           631,391   858,695,281      1,000,000    100.0
                Management
                Holding Company
 74446@-10-5    Prudential                           3(a)         No                  0       129,388        100,000    100.0
                Assigned
                Settlement
                Services, Inc.
 000000-00-0    Prudential                           3(a)         No                  0        70,533      1,000,000    100.0
                Dental
                Maintenance
                Organization of
                California, Inc.
 74445#-10-4    Prudential                           3(a)         No                  0        23,967        100,000    100.0
                Direct
                Distributors,
                Inc.
 000000-00-0    Prudential                           3(a)         No                  0   (1,287,922)        150,000    100.0
                Direct, Inc.
 000000-00-0    Prudential                           3(a)         No                  0    16,411,223     43,000,000    100.0
                Financial
                Advisor
                Securities
                Company, Ltd.
 744299-20-7    Prudential                           3(a)         No                  0    27,090,197        100,000    100.0
                Global Funding
 000000-00-0    Prudential Human                     3(a)         No                  0    48,670,109        100,000    100.0
                Resources
                Management Co.,
                Inc.
 000000-00-0    Prudential                           3(a)         Yes        13,232,000    27,827,260     70,000,000    100.0
                Investments
                Japan Co.
 PLA100-12-9    Prudential Latin                     3(b)         No                  0       650,982        100,000    100.0
                American
                Investments,
                Ltd.
 000000-00-0    Prudential Trust                     3(a)         No                  0    12,197,667    300,000,000    100.0
                Company
 000000-00-0    Prudential, Inc.                     3(a)         No                  0           500        500,000    100.0
 000000-00-0    Prumerica                            3(b)         No                  0     5,979,953        100,000    100.0
                Systems Ireland
                Limited
 76111#-10-2    Residential                          3(d)         No                  0    19,037,823      1,000,000    100.0
                Services
                Corporation of
                America
 000000-00-0    The Prudential                       3(a)         No                  0   135,769,634    203,996,000    100.0
                Bank and Trust
                Company
 74390*-10-3    The Prudential                       3(b)         Yes           830,592    41,938,754         98,000     98.0
                Real Estate
                Affiliates, Inc.
 000000-00-0    The Prudential                       3(a)         No                  0    41,195,804     10,000,000    100.0
                Savings Bank,
                F.S.B.
                ----------------     ----------      ----         ---       ----------- ------------- --------------    -----
 1599999        Common Stock-                                               115,904,869 1,387,217,439            XXX      XXX
                Other Affiliates
 1699999        Total Common                                                192,137,186 6,573,008,915            XXX      XXX
                Stocks
                ----------------     ----------      ----         ---       ----------- ------------- --------------    -----
 1799999        Totals                                                      192,137,186 6,710,916,003            XXX      XXX
                ----------------     ----------      ----         ---       ----------- ------------- --------------    -----

                        SCHEDULE D-PART 6-SECTION 1

   Valuation of Shares of Subsidiary, Controlled or Affiliated Companies

Amount of Insurer's capital and surplus from the prior year's annual statement:
$           0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                               Stock in Lower-tier Company
                                                                                               Owned Indirectly by Insurer
                                                                                   3                on Statement Date
                                                          2               Amount of Intangible ---------------------------------
                                              Name of Company Listed in    Assets Included in         4                5
     CUSIP                   1                 Section 1 Which Controls     Amount Shown in       Number of           % of
 Identification Name of Lower-tier Company        Lower-tier Company      Column 5, Section 1      Shares         Outstanding
 -------------- --------------------------   ---------------------------- -------------------- ------------------ --------------
 000000-00-0    PBT Mortgage Corporation     PIC Realty Corporation                    0                2,250.000        100.0
 000000-00-0    Pruco Life Insurance
                Company of New Jersey        Pruco Life Insurance Company              0              400,000.000        100.0
 000000-00-0    Bache & Co. (Lebanon)
                S.A.L.                       PRUCO, Inc.                               0                2,000.000        100.0
 000000-00-0    Bache & Co. S.A. de C.V.
                (Mexico)                     PRUCO, Inc.                               0                   96.000        100.0
 000000-00-0    Bache Insurance Agency
                Inc..                        PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    Bache Nominees Ltd.          PRUCO, Inc.                               0                    4.000        100.0
 000000-00-0    BraeLoch Holdings, Inc.      PRUCO, Inc.                               0            7,758,803.000        100.0
 000000-00-0    BraeLoch Successor
                Corporation                  PRUCO, Inc.                               0              330,000.000        100.0
 000000-00-0    Circle (Nominees)
                Limited                      PRUCO, Inc.                               0                    2.000        100.0
 000000-00-0    Commodity Admin
                Services, Inc.               PRUCO, Inc.                               0                   50.000        100.0
 000000-00-0    Corcarr Funds Management
                Limited                      PRUCO, Inc.                               0               50,050.000        100.0
 000000-00-0    Corcarr Nominees Pty.
                Limited                      PRUCO, Inc.                               0                    4.000        100.0
 000000-00-0    Divsplit Nominees Pty.
                Limited                      PRUCO, Inc.                               0                    4.000        100.0
 000000-00-0    Dryden Capital
                Management Limited           PRUCO, Inc.                               0            4,051,000.000        100.0
 000000-00-0    Graham Depository
                Company II                   PRUCO, Inc.                               0                1,000.000        100.0
 000000-00-0    Graham Energy, Ltd.          PRUCO, Inc.                               0                   90.000        100.0
 000000-00-0    Graham Exploration, Ltd.     PRUCO, Inc.                               0                  130.000        100.0
 000000-00-0    Graham Resources, Inc.       PRUCO, Inc.                               0            7,734,234.000        100.0
 000000-00-0    Graham Royalty, Ltd.         PRUCO, Inc.                               0                   20.000        100.0
 000000-00-0    Lapine Development
                Corporation                  PRUCO, Inc.                               0            4,650,000.000        100.0
 000000-00-0    Lapine Holding Company       PRUCO, Inc.                               0            7,499,999.000        100.0
 000000-00-0    Lapine Holding Company       PRUCO, Inc.                               0           12,500,000.000         71.0
 000000-00-0    Lapine Technology
                Corporation                  PRUCO, Inc.                               0                    1.000        100.0
 000000-00-0    Merastar Corporation         PRUCO, Inc.                       9,666,677              100,000.000        100.0
 000000-00-0    Merastar Insurance
                Company                      PRUCO, Inc.                               0               26,000.000        100.0
 000000-00-0    Mexico Commodity Funding
                Corp.                        PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    Mexico Commodity
                Sourcing Corp.               PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    P-B Finance Ltd.             PRUCO, Inc.                               0                    3.000        100.0
 000000-00-0    PAFM Investments
                (Singapore), Ltd.            PRUCO, Inc.                               0            1,000,000.000        100.0
 000000-00-0    PB Financial Services,
                Inc.                         PRUCO, Inc.                               0                   50.000        100.0
 000000-00-0    PBI Fund Managers
                Limited                      PRUCO, Inc.                               0               25,000.000        100.0
 000000-00-0    PBI Management Limited       PRUCO, Inc.                               0              300,000.000        100.0
 000000-00-0    PBML Custodian Limited       PRUCO, Inc.                               0            5,000,000.000        100.0
 000000-00-0    PGR Advisors, Inc.           PRUCO, Inc.                               0                1,000.000        100.0
 000000-00-0    PruBache Nominees Pty.
                Limited                      PRUCO, Inc.                               0                    2.000        100.0
 000000-00-0    Prudential-Bache Capital
                Funding BV                   PRUCO, Inc.                               0               40,000.000        100.0
 000000-00-0    Prudential-Bache Energy
                Corp.                        PRUCO, Inc.                               0                    1.000        100.0
 000000-00-0    Prudential-Bache Energy
                Production, Inc.             PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    Prudential-Bache Finance
                (Hong Kong) Ltd.             PRUCO, Inc.                               0                    3.000        100.0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                            Stock in Lower-tier Company
                                                                                            Owned Indirectly by Insurer
                                                                                3                on Statement Date
                                                         2             Amount of Intangible ---------------------------------
                                             Name of Company Listed in  Assets Included in         4                5
     CUSIP                   1               Section 1 Which Controls    Amount Shown in       Number of           % of
 Identification Name of Lower-tier Company      Lower-tier Company     Column 5, Section 1      Shares         Outstanding
 -------------- --------------------------   ------------------------- -------------------- ------------------ --------------
 000000-00-0    Prudential-Bache Forex,
                (U.K.) Ltd.                  PRUCO, Inc.                         0               3,000,000.000        100.0
 000000-00-0    Prudential-Bache Futures
                Asia Pacific Ltd.            PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache Global
                Markets                      PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Holdings Limited             PRUCO, Inc.                         0               3,010,000.000        100.0
 000000-00-0    Prudential-Bache
                International (Hong
                Kong) Ltd.                   PRUCO, Inc.                         0                   1,502.000        100.0
 000000-00-0    Prudential-Bache
                International Bank Ltd.      PRUCO, Inc.                         0              35,000,000.000        100.0
 000000-00-0    Prudential-Bache
                International Banking
                Corporation                  PRUCO, Inc.                         0                   1,000.000        100.0
 000000-00-0    Prudential-Bache
                International, (U.K.)
                Ltd.                         PRUCO, Inc.                         0              41,400,211.000        100.0
 000000-00-0    Prudential-Bache Leasing
                Inc.                         PRUCO, Inc.                         0                     500.000        100.0
 000000-00-0    Prudential-Bache Limited     PRUCO, Inc.                         0              12,200,000.000        100.0
 000000-00-0    Prudential-Bache
                Management GmbH              PRUCO, Inc.                         0                  50,000.000        100.0
 000000-00-0    Prudential-Bache
                Management GmbH & Co.
                KG.                          PRUCO, Inc.                         0                       0.000          0.0
 000000-00-0    Prudential-Bache
                Nominees Limited             PRUCO, Inc.                         0                      11.000        100.0
 000000-00-0    Prudential-Bache
                Properties Inc.              PRUCO, Inc.                         0                       1.000        100.0
 000000-00-0    Prudential-Bache
                Securities (Germany)
                Inc.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities (Holland)
                Inc.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities (Switzerland)
                Inc.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities (U.K.) Inc.       PRUCO, Inc.                         0                     200.000        100.0
 000000-00-0    Prudential-Bache
                Securities Agencia de
                Valores S.A.                 PRUCO, Inc.                         0                 150,000.000        100.0
 000000-00-0    Prudential-Bache
                Securities Asia Pacific
                Ltd.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities, (Australia)
                Ltd.                         PRUCO, Inc.                         0                  10,000.000        100.0
 000000-00-0    Prudential-Bache Trade
                Services Inc.                PRUCO, Inc.                         0                   1,000.000        100.0
 000000-00-0    Prudential-Bache
                Transfer Agent Services,
                Inc.                         PRUCO, Inc.                         0                  10,000.000        100.0
 000000-00-0    Prudential Asia
                Investments, Ltd.            PRUCO, Inc.                         0                       1.000         50.0
 000000-00-0    Prudential Bache Corp.
                Director Services, Inc.      PRUCO, Inc.                         0                   1,000.000        100.0
 000000-00-0    Prudential Bache Corp.
                Trustee Services, Inc.       PRUCO, Inc.                         0                   1,000.000        100.0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                            Stock in Lower-tier Company
                                                                                            Owned Indirectly by Insurer
                                                                                3                on Statement Date
                                                         2             Amount of Intangible --------------------------------
                                             Name of Company Listed in  Assets Included in        4                5
     CUSIP                   1               Section 1 Which Controls    Amount Shown in      Number of           % of
 Identification Name of Lower-tier Company      Lower-tier Company     Column 5, Section 1      Shares        Outstanding
 -------------- --------------------------   ------------------------- -------------------- ----------------- --------------
 000000-00-0    Prudential Bache Funds
                Management, Ltd.             PRUCO, Inc.                         0                      4.000        100.0
 000000-00-0    Prudential Bache Futures
                (Hong Kong) Ltd.             PRUCO, Inc.                         0                  1,500.000        100.0
 000000-00-0    Prudential Bache
                International Ltd.           PRUCO, Inc.                         0              7,500,000.000        100.0
 000000-00-0    Prudential Bache
                International Trust Co.
                (Cayman)                     PRUCO, Inc.                         0                    500.000        100.0
 000000-00-0    Prudential Bache
                Nominees (Hong Kong)
                Ltd.                         PRUCO, Inc.                         0                  1,750.000        100.0
 000000-00-0    Prudential Bache
                Securities (Hong Kong)
                Ltd.                         PRUCO, Inc.                         0                550,000.000        100.0
 000000-00-0    Prudential Capital &
                Investment Services,
                LLC.                         PRUCO, Inc.                         0                      0.000          0.0
 000000-00-0    Prudential Commercial
                Insurance Company            PRUCO, Inc.                         0                  2,000.000        100.0
 000000-00-0    Prudential Commodities
                de Mexico, S, de RL de
                CV                           PRUCO, Inc.                         0                  2,999.000         99.0
 000000-00-0    Prudential Commodities
                de Mexico, S, de RL de
                CV                           PRUCO, Inc.                         0                      1.000          1.0
 000000-00-0    Prudential General
                Agency of Florida, Inc.      PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Kentucky, Inc.     PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Massachusetts,
                Inc.                         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Mississippi,
                Inc.                         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Nevada, Inc.       PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of New Mexico,
                Inc.                         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Ohio, Inc.         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Wyoming, Inc.      PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Insurance Company            PRUCO, Inc.                         0                  2,000.000        100.0
 000000-00-0    Prudential Insurance
                Brokerage, Inc.              PRUCO, Inc.                         0                 25,000.000        100.0
 000000-00-0    Prudential P&C Holdings,
                Inc.                         PRUCO, Inc.                         0                     10.000        100.0
 000000-00-0    Prudential Property and
                Casualty Insurance
                Company                      PRUCO, Inc.                         0                    800.000        100.0
 000000-00-0    Prudential Resources
                Management Asia, Limited     PRUCO, Inc.                         0                  9,999.000        100.0
 000000-00-0    Prudential Securities
                (Argentina) Inc.             PRUCO, Inc.                         0                    100.000        100.0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                               Stock in Lower-tier Company
                                                                                               Owned Indirectly by Insurer
                                                                                   3                on Statement Date
                                                            2             Amount of Intangible ---------------------------------
                                                Name of Company Listed in  Assets Included in         4                5
     CUSIP                    1                 Section 1 Which Controls    Amount Shown in       Number of           % of
 Identification   Name of Lower-tier Company       Lower-tier Company     Column 5, Section 1      Shares         Outstanding
 -------------- -----------------------------   ------------------------- -------------------- ------------------ --------------
 000000-00-0    Prudential Securities
                (Brazil) LTDA                   PRUCO, Inc.                         0                 750,000.000        100.0
 000000-00-0    Prudential Securities (Chile)
                Inc.                            PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities (Japan)
                Ltd.                            PRUCO, Inc.                         0                 200,000.000        100.0
 000000-00-0    Prudential Securities
                (Montevideo) Usuaria de Zona
                Franca                          PRUCO, Inc.                         0                   1,500.000        100.0
 000000-00-0    Prudential Securities
                (Taiwan) Co., Ltd.              PRUCO, Inc.                         0              19,999,994.000         99.9
 000000-00-0    Prudential Securities
                (Uruguay) S.A.                  PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Capmark
                Inc.                            PRUCO, Inc.                         0                      20.000        100.0
 000000-00-0    Prudential Securities CMO
                Issuer Inc.                     PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Credit
                Corp.                           PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Futures
                Management Inc.                 PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Group
                Inc.--Series A                  PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Group
                Inc.--Series B                  PRUCO, Inc.                         0                      57.020        100.0
 000000-00-0    Prudential Securities
                Incorporated                    PRUCO, Inc.                         0                     664.000        100.0
 000000-00-0    Prudential Securities                  PRUCO, Inc.                  0               1,000,000.000        100.0
                Investment
                Consulting (Taiwan) Co., Ltd.
 000000-00-0    Prudential Securities                  PRUCO, Inc.                  0                     100.000        100.0
                Municipal Derivatives, Inc.
 000000-00-0    Prudential Securities Secured          PRUCO, Inc.                  0                     100.000        100.0
                Financing Corporation
 000000-00-0    Prudential Securities                  PRUCO, Inc.                  0                      99.000        100.0
                Structured Assets, Inc.
 000000-00-0    Prudential Uniformed Services          PRUCO, Inc.                  0                 500,000.000        100.0
                Administrators, Inc.
 000000-00-0    PSI Partners Inc.                      PRUCO, Inc.                  0                       1.000        100.0
 000000-00-0    Quick Sure Auto Agency, Inc            PRUCO, Inc.                  0                   1,000.000        100.0
 000000-00-0    Saffron Nominees Limited               PRUCO, Inc.                  0                       9.000        100.0
 000000-00-0    Seaport Futures Management,            PRUCO, Inc.                  0                  46,350.000        100.0
                Inc.
 000000-00-0    The Prudential Commercial              PRUCO, Inc.                  0                     240.000        100.0
                Insurance Co. of New Jersey
 000000-00-0    The Prudential General                 PRUCO, Inc.                  0                     240.000        100.0
                Insurance Company of New
                Jersey
 000000-00-0    The Prudential Property and            PRUCO, Inc.                  0                     100.000        100.0
                Casualty General Agency, Inc.
 000000-00-0    The Prudential Property and            PRUCO, Inc.                  0                     400.000        100.0
                Casualty Insurance Co.
                of New Jersey
 000000-00-0    The Prudential Property and            PRUCO, Inc.                  0                       1.000        100.0
                Casualty New Jersey
                Holdings, Inc.

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                    Stock in Lower-tier Company
                                                                                                    Owned Indirectly by Insurer
                                                                                        3                on Statement Date
                                                              2                Amount of Intangible --------------------------------
                                                  Name of Company Listed in     Assets Included in        4                5
     CUSIP                      1                 Section 1 Which Controls       Amount Shown in      Number of           % of
 Idetificationn     Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares        Outstanding
--------------      -------------------------- ------------------------------- -------------------- ----------------- --------------
    000000-00-0       The Prudential           PRUCO, Inc.                                   0                100.000        100.0
                      Property and Casualty
                      New Jersey Insurance
                      Brokerage, Inc.
    000000-00-0       THI Holdings             PRUCO, Inc.                          62,247,824              1,000.000        100.0
                      (Delaware), Inc.
    000000-00-0       Titan Auto Agency,       PRUCO, Inc.                                   0              1,000.000        100.0
                      Inc
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0              1,000.000        100.0
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0              1,000.000        100.0
                      New Mexico, Inc.
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0            100,000.000        100.0
                      of Arizona, Inc.
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0              1,000.000        100.0
                      of Pennsylvania, Inc.
    000000-00-0       Titan Auto Insurance,    PRUCO, Inc.                                   0              1,000.000        100.0
                      Inc.
    000000-00-0       Titan Holdings           PRUCO, Inc.                                   0            100,000.000        100.0
                      Services Corporation
    000000-00-0       Titan Indemnity          PRUCO, Inc.                                   0          4,319,951.000        100.0
                      Company
    000000-00-0       Titan Insurance          PRUCO, Inc.                                   0          1,000,000.000        100.0
                      Company
    000000-00-0       Titan Insurance          PRUCO, Inc.                                   0                  1.000        100.0
                      Services, Inc.
    000000-00-0       Titan National Auto      PRUCO, Inc.                                   0              1,000.000        100.0
                      Call Center, Inc
    000000-00-0       Vector Securities        PRUCO, Inc.                                   0                 10.000        100.0
                      International, Inc.
    000000-00-0       Victoria Automobile      PRUCO, Inc.                                   0              1,500.000        100.0
                      Insurance Company
    000000-00-0       Victoria Financial       PRUCO, Inc.                                   0              1,000.000        100.0
                      Corporation
    000000-00-0       Victoria Fire and        PRUCO, Inc.                                   0              1,500.000        100.0
                      Casualty Company
    000000-00-0       Victoria Insurance       PRUCO, Inc.                                   0                500.000        100.0
                      Agency, Inc.
    000000-00-0       Victoria National        PRUCO, Inc.                                   0              1,000.000        100.0
                      Insurance Company
    000000-00-0       Victoria Select          PRUCO, Inc.                                   0              1,000.000        100.0
                      Insurance Company
    000000-00-0       Victoria Specialty       PRUCO, Inc.                                   0              1,000.000        100.0
                      Insurance Company
    000000-00-0       W.I. of Florida, Inc.    PRUCO, Inc.                                   0                100.000        100.0
    000000-00-0       Wexford Clearing         PRUCO, Inc.                                   0                100.000        100.0
                      Services Corporation
    000000-00-0       WHI of New York, Inc.    PRUCO, Inc.                                   0                100.000        100.0
    000000-00-0       Whitehall Holdings,      PRUCO, Inc.                                   0              1,000.000        100.0
                      Inc
    000000-00-0       Whitehall Insurance      PRUCO, Inc.                                   0              1,000.000        100.0
                      Agency of Texas, Inc.
    000000-00-0       Whitehall of Indiana,    PRUCO, Inc.                                   0                100.000        100.0
                      Inc
    000000-00-0       XBW Acquisition          PRUCO, Inc.                                   0                 10.000        100.0
                      Corporation
    000000-00-0       Argus Capital            Prudential Asset Management                   0                  2.000        100.0
                      International Ltd.       Holding Company
    000000-00-0       Argus Capital Limited    Prudential Asset Management                   0                  2.000        100.0
                                               Holding Company
    000000-00-0       Argus General            Prudential Asset Management                   0             50,000.000        100.0
                      Partner, Ltd.            Holding Company

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                     Stock in Lower-tier Company
                                                                                                     Owned Indirectly by Insurer
                                                                                         3                on Statement Date
                                                               2                Amount of Intangible -------------------------------
                                                   Name of Company Listed in     Assets Included in         4                5
     CUSIP                       1                 Section 1 Which Controls       Amount Shown in       Number of           % of
 Idetificationn      Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares         Outstanding
--------------       -------------------------- ------------------------------- -------------------- ------------------ ------------
    000000-00-0        Asian Infrastructure     Prudential Asset Management                 0                42,500.000         85.0
                       Mezzanine Capital        Holding Company
                       Management Co., Ltd.
    000000-00-0        Bache Insurance          Prudential Asset Management                 0                   100.000        100.0
                       Agency of Alabama,       Holding Company
                       Inc
    000000-00-0        Clivwell Securities      Prudential Asset Management                 0             7,750,000.000        100.0
                       Limited                  Holding Company
    000000-00-0        ComQuote, Inc.           Prudential Asset Management                 0                     0.000        100.0
                                                Holding Company
    000000-00-0        Enhanced Investment      Prudential Asset Management                 0                    98.000        100.0
                       Technologies, Inc.       Holding Company
    000000-00-0        Euro Invest (General     Prudential Asset Management                 0                49,998.000         99.0
                       Partner) Ltd.            Holding Company
    000000-00-0        Gateway Holdings,        Prudential Asset Management                 0                20,000.000        100.0
                       S.A.                     Holding Company
    000000-00-0        GRA (Bermuda) Limited    Prudential Asset Management                 0                     0.000        100.0
                                                Holding Company
    000000-00-0        GRA (Singapore)          Prudential Asset Management                 0                     0.000        100.0
                       Private Limited          Holding Company
    000000-00-0        Industrial Properties    Prudential Asset Management                 0                49,998.000         99.0
                       (Gen Partner) II,        Holding Company
                       Ltd.
    000000-00-0        Industrial Properties    Prudential Asset Management                 0                30,000.000         75.0
                       (Gen Partner), Ltd.      Holding Company
    000000-00-0        Northern Retail          Prudential Asset Management                 0                40,000.000         80.0
                       Properties (General      Holding Company
                       Partner) Ltd.
    000000-00-0        PCM International,       Prudential Asset Management                 0                   100.000        100.0
                       Inc.                     Holding Company
    000000-00-0        PGAM Finance             Prudential Asset Management                 0                 3,000.000        100.0
                       Corporation              Holding Company
    000000-00-0        PGAM Warehouse, Inc.     Prudential Asset Management                 0                   200.000        100.0
                                                Holding Company
    000000-00-0        PIC Holdings, Ltd        Prudential Asset Management                 0            32,810,256.000        100.0
                                                Holding Company
    000000-00-0        PIFM Hold Co.            Prudential Asset Management                 0                   100.000        100.0
                                                Holding Company
    000000-00-0        PRICOA Asset             Prudential Asset Management                 0             1,500,000.000        100.0
                       Management, Ltd.         Holding Company
    000000-00-0        PRICOA Capital Group,    Prudential Asset Management                 0             6,751,000.000        100.0
                       Ltd.                     Holding Company
    000000-00-0        PRICOA Capital           Prudential Asset Management                 0               100,000.000        100.0
                       Management               Holding Company
    000000-00-0        PRICOA Funding, Ltd.     Prudential Asset Management                 0            11,213,375.000        100.0
                                                Holding Company
    000000-00-0        PRICOA General           Prudential Asset Management                 0                 1,000.000        100.0
                       Partner Ltd.             Holding Company
    000000-00-0        PRICOA Investment        Prudential Asset Management                 0            82,132,601.000        100.0
                       Company                  Holding Company
    000000-00-0        PRICOA Investment        Prudential Asset Management                 0                15,000.000        100.0
                       Company                  Holding Company
    000000-00-0        PRICOA Management        Prudential Asset Management                 0                 1,000.000        100.0
                       Partner Ltd.             Holding Company
    000000-00-0        PRICOA Mezzanine         Prudential Asset Management                 0               873,985.000        100.0
                       Funding, Ltd.            Holding Company
    000000-00-0        PRICOA Mezzanine         Prudential Asset Management                 0             4,282,789.000        100.0
                       Investment Co.           Holding Company
    000000-00-0        PRICOA Mezzanine         Prudential Asset Management                 0                 1,000.000        100.0
                       Investment Co.           Holding Company
    000000-00-0        PRICOA P.I.M.            Prudential Asset Management                 0                10,000.000        100.0
                       (Regulated) Ltd.         Holding Company
    000000-00-0        PRICOA Property          Prudential Asset Management           631,391                     2.000        100.0
                       Investment Management    Holding Company
                       Ltd.
    000000-00-0        PRICOA Property PLC      Prudential Asset Management                 0                49,998.000        100.0
                                                Holding Company
    000000-00-0        PRICOA Property          Prudential Asset Management                 0                     2.000        100.0
                       Private Equity Ltd.      Holding Company
    000000-00-0        Prudential Asia Fund     Prudential Asset Management                 0                   180.000        100.0
                       Management Ltd.          Holding Company
    000000-00-0        Prudential Asia Fund     Prudential Asset Management                 0                    20.000        100.0
                       Managers (HK) Ltd.       Holding Company

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                    Stock in Lower-tier Company
                                                                                                    Owned Indirectly by Insurer
                                                                                        3                on Statement Date
                                                              2                Amount of Intangible --------------------------------
                                                  Name of Company Listed in     Assets Included in        4                5
     CUSIP                      1                 Section 1 Which Controls       Amount Shown in      Number of           % of
 Idetificationn     Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares        Outstanding
--------------      -------------------------- ------------------------------- -------------------- ----------------- --------------
    000000-00-0       Prudential Asia          Prudential Asset Management               0                    100.000        100.0
                      Infrastructure           Holding Company
                      Investors (H.K.) Ltd.
    000000-00-0       Prudential Asia          Prudential Asset Management               0                800,000.000        100.0
                      Infrastructure           Holding Company
                      Investors Ltd.
    000000-00-0       Prudential Asia          Prudential Asset Management               0              6,300,000.000        100.0
                      Investments Limited      Holding Company
    000000-00-0       Prudential Asia          Prudential Asset Management               0                      1.000         50.0
                      Investments, Ltd.        Holding Company
    000000-00-0       Prudential Asia          Prudential Asset Management               0                200,000.000        100.0
                      Management Ltd           Holding Company
    000000-00-0       Prudential Asset         Prudential Asset Management               0                  8,000.000        100.0
                      Management Japan         Holding Company
    000000-00-0       Prudential Carbon        Prudential Asset Management               0                      0.000        100.0
                      Mesa, Inc.               Holding Company
    000000-00-0       Prudential Home          Prudential Asset Management               0                    100.000        100.0
                      Building Investors,      Holding Company
                      Inc.
    000000-00-0       Prudential Huntoon       Prudential Asset Management               0                      0.000        100.0
                      Paige Associates         Holding Company
    000000-00-0       Prudential               Prudential Asset Management               0                      0.000          0.0
                      Investments Fund         Holding Company
                      Management, L.L.C.
    000000-00-0       Prudential               Prudential Asset Management               0                      0.000        100.0
                      Investments Fund         Holding Company
                      Management, L.L.C.
    000000-00-0       Prudential               Prudential Asset Management               0                      0.000          0.0
                      Investments              Holding Company
                      Management Services,
                      L.L.C.
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Company I,       Holding Company
                      LLC
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                    100.000        100.0
                      Capital Company, Inc     Holding Company
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Company, LLC     Holding Company
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Funding, LLC     Holding Company
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Holdings         Holding Company
                      Corporation
    000000-00-0       Prudential Multi-        Prudential Asset Management               0                      0.000        100.0
                      family Mortgage, Inc.    Holding Company
    000000-00-0       Prudential Mutual        Prudential Asset Management               0                    100.000        100.0
                      Fund Distributors,       Holding Company
                      Inc.
    000000-00-0       Prudential Mutual        Prudential Asset Management               0                      0.000          0.0
                      Fund Services, L.L.C.    Holding Company
    000000-00-0       Prudential Timber        Prudential Asset Management               0                    100.000        100.0
                      Investments, Inc.        Holding Company
    000000-00-0       Prumerica Global         Prudential Asset Management               0                  5,000.000        100.0
                      Asset Management         Holding Company
                      Company, S.A.
    000000-00-0       Prumerica Investment     Prudential Asset Management               0                  5,000.000        100.0
                      Management Company,      Holding Company
                      S.A.
    000000-00-0       PT PAMA Indonesia        Prudential Asset Management               0                    650.000         65.0
                                               Holding Company
    000000-00-0       South Downs              Prudential Asset Management               0                     99.000         99.0
                      Properties (General      Holding Company
                      Partner) Ltd.

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                     Stock in Lower-tier Company
                                                                                                     Owned Indirectly by Insurer
                                                                                         3                on Statement Date
                                                               2                Amount of Intangible ------------------------------
                                                   Name of Company Listed in     Assets Included in         4                5
     CUSIP                       1                 Section 1 Which Controls       Amount Shown in       Number of           % of
 Idetificationn      Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares         Outstanding
--------------       -------------------------- ------------------------------- -------------------- ------------------ -----------
    000000-00-0        South Downs Trading      Prudential Asset Management                 0                    99.000         99.0
                       (General Partner) Ltd.   Holding Company
    000000-00-0        Texas Rio Grande         Prudential Asset Management                 0                   100.000        100.0
                       Other Asset Group        Holding Company
                       Company, Inc.
    000000-00-0        The Prudential Asset     Prudential Asset Management                 0                    84.000        100.0
                       Management Company,      Holding Company
                       Inc.
    000000-00-0        The Prudential           Prudential Asset Management                 0                    83.000        100.0
                       Investment               Holding Company
                       Corporation
    000000-00-0        The Prudential           Prudential Asset Management                 0                   100.000        100.0
                       Property Company,        Holding Company
                       Inc.
    000000-00-0        The Prudential Realty    Prudential Asset Management                 0                   100.000        100.0
                       Advisors, Inc.           Holding Company
    000000-00-0        The Robert C. Wilson     Prudential Asset Management                 0                     0.000        100.0
                       Company                  Holding Company
    000000-00-0        The Robert C. Wilson     Prudential Asset Management                 0                     0.000        100.0
                       Company Arizona          Holding Company
    000000-00-0        TransEuropean            Prudential Asset Management                 0                30,000.000         75.0
                       Properties (General      Holding Company
                       Partner) II Ltd.
    000000-00-0        TransEuropean            Prudential Asset Management                 0                40,000.000        100.0
                       Properties (General      Holding Company
                       Partner) Ltd.
    000000-00-0        US High Yield            Prudential Asset Management                 0                   100.000        100.0
                       Management, Inc.         Holding Company
    000000-00-0        WMF Funding Corp.        Prudential Asset Management                 0                     0.000        100.0
                                                Holding Company
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                   150.000        100.0
                       Insurance Agency of
                       Massachusetts, Inc.
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                   150.000        100.0
                       Insurance Agency of
                       New Mexico, Inc.
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                    90.000         90.0
                       Insurance Agency of
                       Ohio, Inc.
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                   150.000        100.0
                       Insurance Agency of
                       Wyoming, Inc.
    000000-00-0        Human Resource           Prudential Human Resources                  0                   100.000        100.0
                       Finance Company, Inc.    Management Co., Inc.
    000000-00-0        Gibraltar Servicos       Prudential International                    0                 1,020.000         51.0
                       Ltda.                    Insurance Holdings, Ltd.
    000000-00-0        Prudential-Bradesco      Prudential International                    0                 5,372.000         99.0
                       Seguros, S.A.            Insurance Holdings, Ltd.
    000000-00-0        Prudential-Bradesco      Prudential International                    0                54,772.000         48.0
                       Seguros, S.A.            Insurance Holdings, Ltd.
    000000-00-0        Prudential Seguros,      Prudential International                    0               100,000.000        100.0
                       S.A.                     Insurance Holdings, Ltd.
    T7415#-10-9        Prumerica Life S.p.A     Prudential International                    0            20,000,000.000        100.0
                                                Insurance Holdings, Ltd.
    000000-00-0        Prumerica Towarzystwo    Prudential International                    0             1,000,000.000        100.0
                       Ubezpieczenna Zycie      Insurance Holdings, Ltd.
                       S.A
    000000-00-0        PruServicos              Prudential International                    0               422,168.000        100.0
                       Participacoes, S.A.      Insurance Holdings, Ltd.
    Y7443@-10-1        The Prudential Life      Prudential International                    0             2,640,000.000        100.0
                       Insurance Company of     Insurance Holdings, Ltd.
                       Korea, Ltd.
    AMPRU1-23-2        The Prumerica Life       Prudential International                    0            24,999,995.000        100.0
                       Insurance Company,       Insurance Holdings, Ltd.
                       Inc.
    000000-00-0        Countrywide              Prudential Real Estate                240,800                   100.000        100.0
                       International Realty,    Affiliates, Inc.
                       Ltd.
    000000-00-0        Prudential Homes         Prudential Real Estate                      0                     1.000        100.0
                       Corporation              Affiliates, Inc.

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                     Stock in Lower-tier Company
                                                                                                     Owned Indirectly by Insurer
                                                                                         3                on Statement Date
                                                               2                Amount of Intangible -----------------------------
                                                   Name of Company Listed in     Assets Included in        4                5
     CUSIP                       1                 Section 1 Which Controls       Amount Shown in      Number of           % of
 Idetificationn      Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares        Outstanding
--------------       -------------------------- ------------------------------- -------------------- -------------     -----------
    000000-00-0        Prudential Referral      Prudential Real Estate                        0              1,000.000        100.0
                       Services, Inc.           Affiliates, Inc.
    000000-00-0        Prudential Texas         Prudential Real Estate                  589,792              1,000.000        100.0
                       Residential Services     Affiliates, Inc.
                       Corporation
    000000-00-0        Real Estate              Prudential Real Estate                        0                100.000        100.0
                       Connecticut, Inc.        Affiliates, Inc.
    000000-00-0        The Prudential Real      Prudential Real Estate                        0                100.000        100.0
                       Estate Financial         Affiliates, Inc.
                       Services of America,
                       Inc.
    000000-00-0        Prudential Select        Prudential Select                             0          2,500,000.000        100.0
                       Life Insurance           Holdings, Inc.
                       Company of America
    000000-00-0        Capital Agricultural     Prudential Trust Company                      0                995.000        100.0
                       Property Services,
                       Inc.
    000000-00-0        Prudential Equity        Prudential Trust Company                      0              1,000.000        100.0
                       Investors, Inc.
    000000-00-0        Prudential Realty        Prudential Trust Company                      0                100.000        100.0
                       Partnerships, Inc.
    000000-00-0        PTC Services, Inc.       Prudential Trust Company                      0                100.000        100.0
    000000-00-0        PHMC Services            Residential Services Corp                     0              1,000.000        100.0
                       Corporation              of America
    000000-00-0        Residential              Residential Services Corp                     0              1,000.000        100.0
                       Information Services,    of America
                       Inc.
    000000-00-0        Securitized Asset        Residential Services Corp                     0              1,000.000        100.0
                       Sales, Inc.              of America
    000000-00-0        The Prudential Home      Residential Services Corp                     0                100.000        100.0
                       Mortgage Company,        of America
                       Inc.
    000000-00-0        The Prudential Home      Residential Services Corp                     0              1,000.000        100.0
                       Mortgage Securities      of America
                       Co., Inc.
    000000-00-0        BREE Investments Ltd.    SMP Holdings, Inc.                            0                  1.000         50.0
                                                                                              0                  0.000          0.0
                                                                                              0                  0.000          0.0
    0199999                                                                          73,376,484                    XXX          XXX
    --Preferred
    Stock
    0399999 Total                                                                    73,376,484                    XXX          XXX

ITEM 25. INDEMNIFICATION

  Article VI, paragraph (4) of Registrant's Articles of Incorporation provides that "each director and officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and as provided in the by-laws of the Corporation." Article VIII of the Registrant's Articles of Incorporation provides, in pertinent part, that "no provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Paragraph 8 of the Management Agreement between Registrant and PIFM provides:
"The Manager shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement."

The subadvisory agreement between PIFM and each subadviser generally provides that: "The Subadviser shall not be liable for any error of judgment or for any loss suffered by the Fund or the Manager in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser's part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement."

  The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

  (a) Prudential Investments Fund Management LLC (PIFM)

  The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (file No. 801-31104).

  The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102-4077.

    NAME AND ADDRESS            POSITION WITH PIFM          PRINCIPAL OCCUPATIONS
    ----------------            ------------------          ---------------------
 David R. Odenath, Jr.   Officer in Charge, President,    Officer in Charge,
                         Chief Executive Officer          President, Chief
                         and Chief Operating Officer      Executive Officer and
                                                          Chief Operating Officer,
                                                          PIFM; Executive Vice
                                                          President. The
                                                          Prudential Insurance
                                                          Company of America
                                                          (Prudential)

 Catherine A. Brauer     Executive Vice President         Executive Vice
                                                          President, PIFM

 Robert F. Gunia         Executive Vice President         Executive Vice President
                         and Chief Administrative Officer and Chief Administrative
                                                          Officer, PIFM; Vice
                                                          President; President,
                                                          Prudential Investment
                                                          Management Services LLC
                                                          (PIMS)

 William V. Healey       Executive Vice President         Executive Vice
                         Chief Legal Officer              President, Chief Legal
                         and Secretary                    Officer and Secretary,
                                                          PIFM; Vice President and
                                                          Corporate Counsel,
                                                          Prudential; Senior Vice
                                                          President, Chief Legal
                                                          Officer and Secretary,
                                                          PIMS

 Marc S. Levine          Executive Vice President         Executive Vice
                                                          President, PIFM

 Judy A. Rice            Executive Vice President         Executive Vice
                                                          President, PIFM

 Ajay Sawhney            Executive Vice President         Executive Vice
                                                          President, PIFM

 Lynn M. Waldvogel       Executive Vice President         Executive Vice
                                                          President, PIFM

  (b) Prudential Investment Management, Inc. (Prudential Investments)

  The business and other connections of Prudential Investments' directors and executive officers are set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102-4077.

                                  POSITION WITH
    NAME AND ADDRESS          PRUDENTIAL INVESTMENTS        PRINCIPAL OCCUPATIONS
    ----------------          ----------------------        ---------------------
 John R. Strangfeld, Jr.                                  President of Prudential
                                                          Global Asset Management
                                                          Group of Prudential;
                                                          Senior Vice President,
                                                          Prudential; Chairman of
                                                          the Board, President,
                                                          Chief Executive Officer
                         Chairman of the Board,           and Director, Prudential
                         President and Chief              Investments; President,
                         Executive Officer                Prudential Securities,
                         and Director                     Inc.

 Bernard Winograd                                         Chief Executive Officer,
                                                          Prudential Real Estate
                                                          Investors; Senior Vice
                         Senior Vice President and        President and Director,
                         Director                         Prudential Investments

  (c) Other Subadvisers

  The business and other connections of the directors and executive officers of Jennison Associates LLC are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-5608), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of AIM Capital Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-15211), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Alliance Capital Management, L.P. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-56720), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Davis Selected Advisers, L.P. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-31648), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Deutsche Asset Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-27291), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of GE Asset Management Incorporated are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-31947), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of INVESCO Funds Group, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-1569), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Key Asset Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-46878), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Salomon Brothers Asset Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-32046), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Fidelity Management and Research Company are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission
(File No. 801-7884), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Massachusetts Financial Services Company are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission
(File No. 801-17352), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Pacific Investment Management Company are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-48147), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Franklin Advisers, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-26292), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of The Dreyfus Corporation are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-8147), as most recently amended, the text of which is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) Prudential Investment Management Services LLC (PIMS) is the distributor for the following open-end management companies: Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Diversified Funds, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Prudential's Gibraltar Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Series, The Prudential Investment Portfolios, Inc.,The Target Portfolio Trust and Target Funds.

  PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Discovery Provider Group Variable Contract Account, The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b)NAME AND PRINCIPAL                                                        POSITIONS AND OFFICES WITH
    BUSINESS ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER                 REGISTRANT
---------------------         --------------------------------------         ---------------------------
Robert F. Gunia*       President                                             Vice President and Director
Bernard B. Winograd*   Executive Vice President                              None
William V. Healey*     Sr. Vice President, Secretary and Chief Legal Officer Assistant Secretary
Margaret M. Deverell*  Vice President and Chief Financial Officer            None
Stuart A. Abrams**     Sr. Vice President and Chief Compliance Officer       None

--------
** Principal Business Address: 213 Washington Street, Newark, NJ 07102

* Principal Business Address: 100 Mulberry Street, Newark, NJ 07102

  (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books, or other documents required to be maintained by Section 31 (a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, 751 Broad Street, Newark, New Jersey 07102-3777; Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, the Registrant's Accounting Agent, State Street Bank and Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716, the Registrant's Custodian, State Street Bank and Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716 or the Registrant's other sub-advisers.

  The Fund has entered into Sub-Advisory Agreements with Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Prudential Investment Management, Inc., 751 Broad Street, Newark, New Jersey 07102; Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California 94404; The Dreyfus Corporation, 200 Park Avenue, New York, NY 10266; and Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, A I M Capital Management, Inc., 11 Greenway Plaza, Houston, Texas 77046; Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, NY 10105; Bankers Trust Company, 130 Liberty Street, New York, NY 10006; Davis Selected Advisers, L.P. 2949 East Elvira Road, Tucson, Arizona 85706; Deutsche Asset Management, Inc., 280 Park Avenue, New York, NY 10017; Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109; Key Asset Management, Inc., 127 Public Square, Cleveland, OH 44114; INVESCO Funds Group, Inc., 7800 East Union Avenue, Denver, Colorado 80237; GE Asset Management Incorporated 777 Long Ridge Road, Building B, Stamford, CT 06927; Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, and Salomon Brothers Asset Management, Inc., 7 World Trade Center, 37th floor, New York, NY 10048.

ITEM 29. MANAGEMENT SERVICES

  Not Applicable.

ITEM 30. UNDERTAKINGS

  Not Applicable.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 30th day of April, 2001.

                                          THE PRUDENTIAL SERIES FUND, INC.

                                               /s/ David R. Odenath, Jr.
                                          By: _________________________________
                                                   David R. Odenath, Jr.

                                                 Chairman and Director

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             Signature                         Title                 Date
             ---------                         -----                 ----

     /s/ David R. Odenath, Jr.       Chairman & Director        April 30, 2001
____________________________________
       David R. Odenath, Jr.

        /s/ Grace C. Torres          Treasurer and Principal    April 30, 2001
____________________________________  Financial and Accounting
          Grace C. Torres             Officer
        /s/ Eugene C. Dorsey         Director                   April 30, 2001
____________________________________
          Eugene C. Dorsey

        /s/ Saul K. Fenster          Director                   April 30, 2001
____________________________________
          Saul K. Fenster

      /s/ Delayne Dedrick Gold       Director                   April 30, 2001
____________________________________
        Delayne Dedrick Gold

        /s/ Robert F. Gunia          Director and Vice          April 30, 2001
____________________________________  President
          Robert F. Gunia

       /s/ Maurice T. Holmes         Director                   April 30, 2001
____________________________________
         Maurice T. Holmes

             Signature                         Title                 Date
             ---------                         -----                 ----

       /s/ Robert E. LaBlanc         Director                   April 30, 2001
____________________________________
         Robert E. LaBlanc

    /s/ Douglas H. McCorkindale      Director                   April 30, 2001
____________________________________
      Douglas H. McCorkindale

     /s/ W. Scott McDonald, Jr.      Director                   April 30, 2001
____________________________________
       W. Scott McDonald, Jr.

        /s/ Thomas T. Mooney         Director                   April 30, 2001
____________________________________
          Thomas T. Mooney

        /s/ Stephen P. Munn          Director                   April 30, 2001
____________________________________
          Stephen P. Munn

       /s/ Richard A. Redeker        Director                   April 30, 2001
____________________________________
         Richard A. Redeker

         /s/ Robin B. Smith          Director                   April 30, 2001
____________________________________
           Robin B. Smith

       /s/ Stephen Stoneburn         Director                   April 30, 2001
____________________________________
         Stephen Stoneburn

        /s/ Nancy H. Teeters         Director                   April 30, 2001
____________________________________
          Nancy H. Teeters

          /s/ Judy A. Rice           Director and Vice          April 30, 2001
____________________________________  President
            Judy A. Rice

       /s/ Louis A. Weil, III        Director                   April 30, 2001
____________________________________
         Louis A. Weil, III

          /s/ Joseph Weber           Director                   April 30, 2001
____________________________________
            Joseph Weber

       /s/ Clay T. Whitehead         Director                   April 30, 2001
____________________________________
         Clay T. Whitehead

                               EXHIBIT INDEX




 (a)(2)   Articles Supplementary to the Articles of          Filed herewith.
          Restatement of The Prudential Series Fund,
          Inc.

 (a)(3)   Articles of Amendment to the Articles of           Filed herewith.
          Restatement of The Prudential Series Fund,
          Inc.

    (b)   Amended By-laws of The Prudential Series Fund,     Filed herewith.
          Inc.

 (d)(1)   Management Agreement between Prudential            Filed herewith.
          Investments Fund Management, LLC and The
          Prudential Series Fund, Inc.

 (d)(2)   Subadvisory Agreement between Prudential           Filed herewith.
          Investments Fund Management LLC and The
          Prudential Investment Corporation.

 (d)(3)   Subadvisory Agreement between Prudential           Filed herewith.
          Investments Fund Management LLC and Jennison
          Associates LLC.
 (d)(15)  Subadvisory Agreement between Prudential           Filed herewith.
          Investments Fund Management LLC and GE Asset
          Management, Incorporated.
 (d)(16)  Subadvisory Agreement between Prudential           Filed herewith.
          Investments Fund Management LLC and Salomon
          Brothers Asset Management, Inc.
 (d)(17)  Subadvisory Agreement between Prudential           Filed herewith.
          Investments Fund Management LLC and Deutsche
          Asset Management, Inc.
 (d)(18)  Subadvisory Agreement between Prudential           Filed herewith.
          Investments Fund Management LLC and Key Asset
          Management, Inc.
 (e)      Distribution Agreement between The Prudential      Filed herewith.
          Series Fund, Inc. and Prudential Investment
          Management Services LLC.


 (h)(5)   Fund Participation Agreement between Allianz       Filed herewith.
          Life Insurance Company of North America, The
          Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and
          Prudential Investment Management Services LLC,
          dated December 15, 2000.


 (h)(6)   Fund Participation Agreement between Preferred     Filed herewith.
          Life Insurance Company of New York, The
          Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and
          Prudential Investment Management Services LLC,
          dated December 15, 2000.



(h)(7)       Fund Participation Agreement between         Filed herewith.
             Equitable Life Insurance Company of Iowa,
             The Prudential Series Fund, Inc., The
             Prudential Insurance Company of America,
             and Prudential Investment Management
             Services, LLC, dated April 28, 2000.


(h)(7)(i)      Amendment to the Fund Participation          Filed herewith.
               Agreement between Equitable Life Insurance
               Company of Iowa, The Prudential Series
               Fund, Inc., The Prudential Insurance
               Company of America, and Prudential
               Investment Management Services LLC dated
               October 30, 2000.


(h)(8)       Fund Participation Agreement between First   Filed herewith.
             Golden American Life Insurance Company,
             The Prudential Series Fund, Inc., The
             Prudential Insurance Company of America,
             and Prudential Investment Management
             Services LLC, dated April 28, 2000.


(h)(8)(i)      Amendment to the Fund Participation          Filed herewith.
               Agreement between First Golden American
               Life Insurance Company, The Prudential
               Series Fund, Inc., The Prudential
               Insurance Company of America, and
               Prudential Investment Management Services
               LLC dated October 30, 2000.


(h)(9)       Fund Participation Agreement between         Filed herewith.
             Golden American Life Insurance Company,
             The Prudential Series Fund, Inc., The
             Prudential Insurance Company of America,
             and Prudential Investment Management
             Services LLC, dated April 29, 2000.


(h)(9)(i)      Amendment to the Fund Participation          Filed herewith.
               Agreement between Golden American Life
               Insurance Company, The Prudential Series
               Fund, Inc., The Prudential Insurance
               Company of America, and Prudential
               Investment Management Services LLC dated
               October 30, 2000.


(h)(10)      Fund Participation Agreement between The     Filed herewith.
             Guardian Insurance & Annuity Company,
             Inc., The Prudential Series Fund, Inc.,
             The Prudential Insurance Company of
             America, and Prudential Investment
             Management Services LLC, dated September
             1, 2000


(h)(10)(i)      Amendment to the Fund Participation          Filed herewith.
                Agreement between The Guardian Insurance &
                Annuity Company, Inc., The Prudential
                Series Fund, Inc., The Prudential
                Insurance Company of America, and
                Prudential Investment Management Services
                LLC, dated April 10, 2001.

(h)(11)     Fund Participation Agreement between The     Filed herewith.
            Hartford Life Insurance Company, The
            Prudential Series Fund, Inc., The
            Prudential Insurance Company of America,
            and Prudential Investment Management
            Services LLC, dated June 22, 2000.


(h)(12)     Fund Participation Agreement between The     Filed herewith.
            Hartford Life and Annuity Insurance
            Company, The Prudential Series Fund, Inc.,
            the Prudential Insurance Company of
            America, and Prudential Investment
            Management Services LLC, dated June 22,
            2000.

(h)(15)     Fund Participation Agreement between Aetna
            Life Insurance and Annuity Company, the
            Prudential Series Fund, Inc., The
            Prudential Insurance Company of America, and Prudential Investment Management
            Services LLC, dated April 27, 2001.

(h)(16)     Fund Participation Agreement between
            American Skandia Life Assurance
            Corporation, The Prudential Series Fund,
            Inc., The Prudential Insurance Company of
            America, and Prudential Investment
            Management Services LLC, dated May 1,
            2001.
(i)         Shea & Gardner Legal Opinion.                Filed herewith.

(j)         Consent of independent accountants.          Filed herewith.

 (m)        Amended Rule 12b-1 Plan.                     Filed herewith.

(n)         Amended Rule 18f-3 Plan.                     Filed herewith.

 (p)(1)     Amended Code of Ethics for The Prudential    Filed herewith.
            Series Fund, Inc.

 (p)(2)     Amended Code of Ethics of the Prudential     Filed herewith.
            Investment Corporation, Prudential
            Investments Fund Management LLC and
            Prudential Investment Management Services
            LLC.

 (p)(6)     Code of Ethics for Jennison Associates       Filed herewith.
            LLC.
 (p)(8)     Amended Code of Ethics for Alliance          Filed herewith.
            Capital Management, L.P.

(p)(11)     Amended Code of Ethics for FMR Corp.         Filed herewith.

 (p)(14)    Code of Ethics of GE Asset Management        Filed herewith.
            Incorporated

 (p)(15)    Code of Ethics of Solomon Brothers Asset     Filed herewith.
            Management, Inc.

 (p)(16)    Code of Ethics of Deutsche Asset             Filed herewith.
            Management, Inc.

 (p)(17)    Code of Ethics of Key Asset Management,      Filed herewith.
            Inc.